SEC File Nos.
2-33371
811-1880


SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 58  (X)
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 39   (X)

THE INCOME FUND OF AMERICA, INC.
(Exact name of registrant as specified in charter)
P.O. Box 7650, One Market, Steuart Tower, San Francisco, California 94120 (Address of principal executive offices) (Zip Code)
Registrant's Telephone Number, Including Area Code:  (415) 421-9360

Patrick F. Quan
Secretary
The Income Fund of America, Inc.
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copy to:
Robert E. Carlson, Esq.
Paul, Hastings, Janofsky & Walker, LLP
555 South Flower Street
Los Angeles, California 90071

Approximate date of proposed public offering:
[X] It is proposed that this filing will become effective on May 15, 2002 pursuant to paragraph (b) of Rule 485.

 [logo - American Funds (sm)]




                                          The right choice for the long term/SM/




The Income Fund of America/(R)/

Retirement Plan Prospectus







TABLE OF CONTENTS
   1   Risk/Return Summary
   4   Fees and Expenses of the Fund
   5   Investment Objectives, Strategies and Risks
   9   Management and Organization
  11   Purchase, Exchange and Sale of Shares
  12   Sales Charges
  13   Sales Charge Reductions
  14   Individual Retirement Account (IRA) Rollovers
  14   Plans of Distribution
  15   Distributions and Taxes
16     Financial Highlights







 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 May 15, 2002

Risk/Return Summary

The fund seeks to provide you with current income, and secondarily to make your investment grow. It invests primarily in a broad range of income-producing securities, including stocks and bonds. Generally, the fund will invest a substantial portion of its assets in equity-type securities.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                        The Income Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include sales charge;
if one were included, results would be lower.)
[bar chart]
1992  12.03%
1993  14.01
1994  -2.50
1995  29.08
1996  15.23
1997  22.16
1998   9.47
1999   0.51
2000   9.98
2001   5.41
[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST         8.24%  (quarter ended December 31, 1998)
LOWEST          -4.91%  (quarter ended September 30, 1998)


The year-to-date result was 3.22% for the three months ended March 31, 2002.

The Income Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 12/1/73          -0.63%      7.99%     10.53%       12.85%
 S&P 500/2/                      -11.83%     10.69%     12.91%       13.14%
 Lehman Brothers Aggregate Bond    8.44%      7.43%      7.23%         N/A
 Index/3/
 Lehman Brothers
 Government/Credit Bond            8.50%      7.37%      7.27%        8.94%
 Index/4/
 Class A 30-day yield at December 31, 2001:  4.41%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)


1 The lifetime results are from December 1, 1973, when Capital Research and
 Management Company became investment adviser for the fund.
2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
 This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Capital Research and Management Company became the fund's investment adviser; therefore, lifetime results are not available.
4 The Lehman Brothers Government/Credit Bond Index is a market value-weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

                                        The Income Fund of America / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                   ALL R SHARE
                                                        CLASS A      CLASSES
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    5.75 %/1/     none
 Maximum sales charge imposed on reinvested dividends   none          none
 Maximum deferred sales charge                          none/2///     none
 Redemption or exchange fees                            none          none


1 Sales charges are reduced or eliminated for purchases of $25,000 or more.
2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
 Management Fees               0.29%   0.29%   0.29%   0.29%   0.29%    0.29%
 Distribution and/or Service
 (12b-1) Fees/2/               0.24%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses                0.09%   0.20%   0.40%   0.26%   0.18%    0.13%
 Total Annual Fund Operating
 Expenses                      0.62%   1.49%   1.44%   1.05%   0.72%    0.42%


1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.25%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

EXAMPLE

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                        ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 Class A/1/               $635       $762         $901       $1,305
 R-1                      $152       $471         $813       $1,779
 R-2                      $147       $456         $787       $1,724
 R-3                      $107       $334         $579       $1,283
 R-4                      $ 74       $230         $401       $  894
 R-5                      $ 43       $135         $235       $  530



1 Reflects the maximum initial sales charge in the first year.

The Income Fund of America / Prospectus

Investment Objectives, Strategies and Risks

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities such as dividend-paying common stocks and debt securities such as interest-paying bonds. Generally, at least 60% of the fund's assets will be invested in equity-type securities. The fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding debt securities (rated Ba and BB or below). The fund may also invest up to 10% of its assets in debt securities of non-U.S. issuers; however, these securities must be denominated in U.S. dollars.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective of capital growth in a period of rising market prices;

                                        The Income Fund of America / Prospectus
conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent above average long-term investment opportunities. This is accomplished not only through fundamental analysis, but also by meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

The Income Fund of America / Prospectus

Since the fund's primary goal is to provide you with current income, the fund also calculates income it generates and its dividend rates over various periods and compares them with those of the S&P 500.

For periods ended July 31, 2001:

INCOME GENERATED ON A
$10,000 INVESTMENT/1/       THE FUND             S&P 500
One Year                     $   528             $   110
Five Years                     3,140               1,249
Ten Years                      7,671               3,748
--------------------------------------------------------------
Lifetime/2/                   43,400              28,258


1 Results are at net asset value and assume capital gain distributions are reinvested and dividends are taken in cash.
2 For the period beginning December 1, 1973 (when Capital Research and
 Management Company became the fund's investment adviser).

THE FUND'S CLASS A DIVIDEND RATES COMPARED WITH
THE DIVIDEND RATES OF THE S&P 500/1/
[line chart]

            Income Fund
            of America        S&P 500
7/31/91     7.11%             3.11%
7/31/92     6.06              2.89
7/31/93     6.23              2.79
7/31/94     6.14              2.80
7/31/95     5.56              2.41
7/31/96     5.22              2.28
7/31/97     4.84              1.61
7/31/98     4.49              1.43
7/31/99     5.03              1.24
7/31/00     5.64              1.15
7/31/01     4.87              1.30
[end chart]
/1/ The 12-month dividend rate is calculated by taking the total of the trailing 12 months' dividends and dividing by the month-end net asset value adjusted for capital gains. All numbers are calculated by Lipper, Inc.


Past results are not an indication of future results.

                                        The Income Fund of America / Prospectus

ASSET MIX AS OF JULY 31, 2001
[pie chart]
U.S. Equity Securities 47.7%*
Non-U.S. Equity Securities 13.6
Government Bonds 3.0
Other Fixed-Income Securities 22.5
Cash & Equivalents 13.2
[end chart]
*Also includes 0.2% in Duth equities that are part of the S&P 500.



 FIVE LARGEST INDUSTRIES IN EQUITY HOLDINGS AS OF JULY 31, 2001
                                                   PERCENT OF NET ASSETS
 Electric Utilities                                        6.7%
-------------------------------------------------------------------------------
 Oil & Gas                                                 5.6
-------------------------------------------------------------------------------
 Banks                                                     5.6
-------------------------------------------------------------------------------
 Paper & Forest Products                                   4.8
-------------------------------------------------------------------------------
 Tobacco                                                   4.1
-------------------------------------------------------------------------------
 TEN LARGEST EQUITY HOLDINGS AS OF JULY
31, 2001
 Philip Morris                                             2.2%
-------------------------------------------------------------------------------
 First Union                                               1.7
-------------------------------------------------------------------------------
 Bank of America                                           1.6
-------------------------------------------------------------------------------
 Royal Dutch Petroleum/"Shell" Transport                   1.5
and Trading
-------------------------------------------------------------------------------
 R.J. Reynolds Tobacco Holdings                            1.4
-------------------------------------------------------------------------------
 Dow Chemical                                              1.4
-------------------------------------------------------------------------------
 Weyerhaeuser                                              1.4
-------------------------------------------------------------------------------
 Consolidated Edison                                       1.3
-------------------------------------------------------------------------------
 Georgia-Pacific                                           1.3
-------------------------------------------------------------------------------
 PACCAR                                                    1.1
-------------------------------------------------------------------------------


 BOND HOLDINGS BY QUALITY CATEGORY AS OF
JULY 31, 2001
 (DOES NOT INCLUDE CONVERTIBLE SECURITIES)
 See the Appendix in the statement of additional information for a description of quality categories
 U.S. Treasury and Agency                                  4.0%
-------------------------------------------------------------------------------
 AAA                                                       1.2
-------------------------------------------------------------------------------
 AA                                                        0.8
-------------------------------------------------------------------------------
 A                                                         3.0
-------------------------------------------------------------------------------
 BBB                                                       7.3
-------------------------------------------------------------------------------
 BB                                                        2.5
-------------------------------------------------------------------------------
 B                                                         6.3
-------------------------------------------------------------------------------
 CCC                                                       0.3
-------------------------------------------------------------------------------
 CC and below                                              0.1
-------------------------------------------------------------------------------


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.

The Income Fund of America / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Income Fund of America are:

                                        The Income Fund of America / Prospectus

 PORTFOLIO COUNSELOR/           PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
----------------------------------------------------------------------------------------------------------
 JANET A. MCKINLEY                    8 years             Director, Capital Research and Management
 Chairman of the Board and      (plus 8 years prior       Company
 Principal Executive          experience as a research
 Officer                     professional for the fund)   Investment professional for 26 years in total;20
                                                          years with Capital Research and Management
                                                          Company or affiliate
----------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                    17 years            Senior Vice President, Capital Research Company
 Senior Vice President          (plus 11 years prior
                              experience as a research    Investment professional for 36 years in total;29
                             professional for the fund)   years with Capital Research and Management
                                                          Company or affiliate

----------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                   28 years            Senior Vice President and Director, Capital
 Senior Vice President                                    Research and Management Company

                                                          Investment professional for 50 years in total;34
                                                          years with Capital Research and Management
                                                          Company or affiliate
----------------------------------------------------------------------------------------------------------
 DINA N. PERRY                        10 years            Senior Vice President, Capital Research and
 Senior Vice President                                    Management Company

                                                          Investment professional for 24 years in total;10
                                                          years with Capital Research and Management
                                                          Company or affiliate
 HILDA L. APPLBAUM                    4 years             Senior Vice President, Capital Research Company
 Vice President                 (plus 3 years prior
                              experience as a research    Investment professional for 15 years in total;7
                             professional for the fund)   years with Capital Research and Management
                                                          Company or affiliate

----------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                     5 years             Senior Vice President and Director, Capital
 Vice President                                           Research and Management Company

                                                          Investment professional for 21 years in total;14
                                                          years with Capital Research and Management
                                                          Company or affiliate
----------------------------------------------------------------------------------------------------------
 JOHN H. SMET                         9 years             Senior Vice President, Capital Research and
 Vice President                                           Management Company

                                                          Investment professional for 20 years in total;19
                                                          years with Capital Research and Management
                                                          Company or affiliate
----------------------------------------------------------------------------------------------------------

The Income Fund of America / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                        The Income Fund of America / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%         5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%         4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%         3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%         2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%         2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%         1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%         1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none          none
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

The Income Fund of America / Prospectus

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                        The Income Fund of America / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

The Income Fund of America / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividend and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

Please see your tax adviser for further information.

                                        The Income Fund of America / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A shares.
 A similar table will be shown for the R share classes beginning with the fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP (except for the six months ended January 31, 2002), whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                               CLASS A
                        Six months
                           ended
                        January 31,                  YEAR ENDED JULY 31
                         2002/1,2/     2001        2000       1999      1998       1997
 NET ASSET VALUE,       $ 16.44      $ 15.43    $ 17.51     $ 18.25   $ 18.59    $ 15.89
 BEGINNING OF YEAR
------------------------------------------------------------------------------------------
 INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net investment income      .37/3/      .83///3/    .88/3/      .88       .85        .86
 Net (losses) gains on
 securities (both          (.43 )/3/    1.46/3/   (1.28 )/3/    .45      1.11       3.55
 realized and
 unrealized)
 Total from investment     (.06 )       2.29       (.40 )      1.33      1.96       4.41
 operations
------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net       (.40 )       (.80 )     (.87 )      (.88)     (.82)      (.90)
 investment income)
 Distributions (from       (.16 )       (.48 )     (.81 )     (1.19)    (1.48)      (.81)
 capital gains)
------------------------------------------------------------------------------------------
 Total distributions       (.56 )      (1.28 )    (1.68 )     (2.07)    (2.30)     (1.71)
------------------------------------------------------------------------------------------
 NET ASSET VALUE, END   $ 15.82      $ 16.44    $ 15.43     $ 17.51   $ 18.25    $ 18.59
 OF YEAR
------------------------------------------------------------------------------------------
 TOTAL RETURN/4/           (.30 )%     15.53 %    (2.08 )%     7.79%    11.32%     29.28%
------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of     $20,004      $19,519    $18,102     $23,012   $22,113    $18,814
 year (in millions)
------------------------------------------------------------------------------------------
 Ratio of expenses to       .60 %/5/     .62 %      .63 %       .59%      .59%       .61%
 average net assets
 Ratio of net income       4.58 %/5/    5.18 %     5.52 %      4.99%     4.75%      5.09%
 to average net assets
 Portfolio turnover          19 %         44 %       35 %        44%       35%        41%
 rate


1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
2 Unaudited.
3 Based on average shares outstanding.
4 Total returns exclude all sales charges, including contingent deferred sales charges.
5 Annualized.

The Income Fund of America / Prospectus

NOTES

                                        The Income Fund of America / Prospectus

NOTES


                                       18

The Income Fund of America / Prospectus

NOTES

                                        The Income Fund of America / Prospectus

NOTES


                                       20

The Income Fund of America / Prospectus

NOTES

                                        The Income Fund of America / Prospectus

  [logo - American Funds (sm)]


                                          The right choice for the long term/SM/


          FOR SHAREHOLDER              American Funds Service Company
          SERVICES                     800/421-0180
          FOR RETIREMENT PLAN          Call your employer or plan
          SERVICES                     administrator
          FOR DEALER SERVICES          American Funds Distributors
                                       800/421-9900
                                       American FundsLine(R)
          FOR 24                       800/325-3590
          -HOUR INFORMATION            American FundsLine OnLine(R)
                                       www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.




[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-1880
RPIFA-010-0502/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital
International        Capital Guardian        Capital Bank and Trust


THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY

 [logo - American Funds (sm)]




                                          The right choice for the long term/SM/




The Income Fund of America/(R)/

Retirement Plan Prospectus







TABLE OF CONTENTS
   1   Risk/Return Summary
   4   Fees and Expenses of the Fund
   5   Investment Objectives, Strategies and Risks
   9   Management and Organization
  11   Purchase, Exchange and Sale of Shares
  12   Sales Charges
  13   Sales Charge Reductions
  14   Individual Retirement Account (IRA) Rollovers
  14   Plans of Distribution
  15   Distributions and Taxes
16     Financial Highlights







 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 May 15, 2002

Risk/Return Summary

The fund seeks to provide you with current income, and secondarily to make your investment grow. It invests primarily in a broad range of income-producing securities, including stocks and bonds. Generally, the fund will invest a substantial portion of its assets in equity-type securities.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                        The Income Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include sales charge;
if one were included, results would be lower.)
[bar chart]
1992  12.03%
1993  14.01
1994  -2.50
1995  29.08
1996  15.23
1997  22.16
1998   9.47
1999   0.51
2000   9.98
2001   5.41
[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST         8.24%  (quarter ended December 31, 1998)
LOWEST          -4.91%  (quarter ended September 30, 1998)


The year-to-date result was 3.22% for the three months ended March 31, 2002.

The Income Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 12/1/73          -0.63%      7.99%     10.53%       12.85%
 S&P 500/2/                      -11.83%     10.69%     12.91%       13.14%
 Lehman Brothers Aggregate Bond    8.44%      7.43%      7.23%         N/A
 Index/3/
 Lehman Brothers
 Government/Credit Bond            8.50%      7.37%      7.27%        8.94%
 Index/4/
 Class A 30-day yield at December 31, 2001:  4.41%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)


1 The lifetime results are from December 1, 1973, when Capital Research and
 Management Company became investment adviser for the fund.
2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
 This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Capital Research and Management Company became the fund's investment adviser; therefore, lifetime results are not available.
4 The Lehman Brothers Government/Credit Bond Index is a market value-weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

                                        The Income Fund of America / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                   ALL R SHARE
                                                        CLASS A      CLASSES
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    5.75 %/1/     none
 Maximum sales charge imposed on reinvested dividends   none          none
 Maximum deferred sales charge                          none/2///     none
 Redemption or exchange fees                            none          none


1 Sales charges are reduced or eliminated for purchases of $25,000 or more.
2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
 Management Fees               0.29%   0.29%   0.29%   0.29%   0.29%    0.29%
 Distribution and/or Service
 (12b-1) Fees/2/               0.24%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses                0.09%   0.20%   0.40%   0.26%   0.18%    0.13%
 Total Annual Fund Operating
 Expenses                      0.62%   1.49%   1.44%   1.05%   0.72%    0.42%


1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.25%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

EXAMPLE

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                        ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 Class A/1/               $635       $762         $901       $1,305
 R-1                      $152       $471         $813       $1,779
 R-2                      $147       $456         $787       $1,724
 R-3                      $107       $334         $579       $1,283
 R-4                      $ 74       $230         $401       $  894
 R-5                      $ 43       $135         $235       $  530



1 Reflects the maximum initial sales charge in the first year.

The Income Fund of America / Prospectus

Investment Objectives, Strategies and Risks

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities such as dividend-paying common stocks and debt securities such as interest-paying bonds. Generally, at least 60% of the fund's assets will be invested in equity-type securities. The fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding debt securities (rated Ba and BB or below). The fund may also invest up to 10% of its assets in debt securities of non-U.S. issuers; however, these securities must be denominated in U.S. dollars.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective of capital growth in a period of rising market prices;

                                        The Income Fund of America / Prospectus
conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent above average long-term investment opportunities. This is accomplished not only through fundamental analysis, but also by meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

The Income Fund of America / Prospectus

Since the fund's primary goal is to provide you with current income, the fund also calculates income it generates and its dividend rates over various periods and compares them with those of the S&P 500.

For periods ended July 31, 2001:

INCOME GENERATED ON A
$10,000 INVESTMENT/1/       THE FUND             S&P 500
One Year                     $   528             $   110
Five Years                     3,140               1,249
Ten Years                      7,671               3,748
--------------------------------------------------------------
Lifetime/2/                   43,400              28,258


1 Results are at net asset value and assume capital gain distributions are reinvested and dividends are taken in cash.
2 For the period beginning December 1, 1973 (when Capital Research and
 Management Company became the fund's investment adviser).

THE FUND'S CLASS A DIVIDEND RATES COMPARED WITH
THE DIVIDEND RATES OF THE S&P 500/1/
[line chart]

            Income Fund
            of America        S&P 500
7/31/91     7.11%             3.11%
7/31/92     6.06              2.89
7/31/93     6.23              2.79
7/31/94     6.14              2.80
7/31/95     5.56              2.41
7/31/96     5.22              2.28
7/31/97     4.84              1.61
7/31/98     4.49              1.43
7/31/99     5.03              1.24
7/31/00     5.64              1.15
7/31/01     4.87              1.30
[end chart]
/1/ The 12-month dividend rate is calculated by taking the total of the trailing 12 months' dividends and dividing by the month-end net asset value adjusted for capital gains. All numbers are calculated by Lipper, Inc.


Past results are not an indication of future results.

                                        The Income Fund of America / Prospectus

ASSET MIX AS OF JULY 31, 2001
[pie chart]
U.S. Equity Securities 47.7%*
Non-U.S. Equity Securities 13.6
Government Bonds 3.0
Other Fixed-Income Securities 22.5
Cash & Equivalents 13.2
[end chart]
*Also includes 0.2% in Duth equities that are part of the S&P 500.



 FIVE LARGEST INDUSTRIES IN EQUITY HOLDINGS AS OF JULY 31, 2001
                                                   PERCENT OF NET ASSETS
 Electric Utilities                                        6.7%
-------------------------------------------------------------------------------
 Oil & Gas                                                 5.6
-------------------------------------------------------------------------------
 Banks                                                     5.6
-------------------------------------------------------------------------------
 Paper & Forest Products                                   4.8
-------------------------------------------------------------------------------
 Tobacco                                                   4.1
-------------------------------------------------------------------------------
 TEN LARGEST EQUITY HOLDINGS AS OF JULY
31, 2001
 Philip Morris                                             2.2%
-------------------------------------------------------------------------------
 First Union                                               1.7
-------------------------------------------------------------------------------
 Bank of America                                           1.6
-------------------------------------------------------------------------------
 Royal Dutch Petroleum/"Shell" Transport                   1.5
and Trading
-------------------------------------------------------------------------------
 R.J. Reynolds Tobacco Holdings                            1.4
-------------------------------------------------------------------------------
 Dow Chemical                                              1.4
-------------------------------------------------------------------------------
 Weyerhaeuser                                              1.4
-------------------------------------------------------------------------------
 Consolidated Edison                                       1.3
-------------------------------------------------------------------------------
 Georgia-Pacific                                           1.3
-------------------------------------------------------------------------------
 PACCAR                                                    1.1
-------------------------------------------------------------------------------


 BOND HOLDINGS BY QUALITY CATEGORY AS OF
JULY 31, 2001
 (DOES NOT INCLUDE CONVERTIBLE SECURITIES)
 See the Appendix in the statement of additional information for a description of quality categories
 U.S. Treasury and Agency                                  4.0%
-------------------------------------------------------------------------------
 AAA                                                       1.2
-------------------------------------------------------------------------------
 AA                                                        0.8
-------------------------------------------------------------------------------
 A                                                         3.0
-------------------------------------------------------------------------------
 BBB                                                       7.3
-------------------------------------------------------------------------------
 BB                                                        2.5
-------------------------------------------------------------------------------
 B                                                         6.3
-------------------------------------------------------------------------------
 CCC                                                       0.3
-------------------------------------------------------------------------------
 CC and below                                              0.1
-------------------------------------------------------------------------------


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.

The Income Fund of America / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Income Fund of America are:

                                        The Income Fund of America / Prospectus

 PORTFOLIO COUNSELOR/           PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
----------------------------------------------------------------------------------------------------------
 JANET A. MCKINLEY                    8 years             Director, Capital Research and Management
 Chairman of the Board and      (plus 8 years prior       Company
 Principal Executive          experience as a research
 Officer                     professional for the fund)   Investment professional for 26 years in total;20
                                                          years with Capital Research and Management
                                                          Company or affiliate
----------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                    17 years            Senior Vice President, Capital Research Company
 Senior Vice President          (plus 11 years prior
                              experience as a research    Investment professional for 36 years in total;29
                             professional for the fund)   years with Capital Research and Management
                                                          Company or affiliate

----------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                   28 years            Senior Vice President and Director, Capital
 Senior Vice President                                    Research and Management Company

                                                          Investment professional for 50 years in total;34
                                                          years with Capital Research and Management
                                                          Company or affiliate
----------------------------------------------------------------------------------------------------------
 DINA N. PERRY                        10 years            Senior Vice President, Capital Research and
 Senior Vice President                                    Management Company

                                                          Investment professional for 24 years in total;10
                                                          years with Capital Research and Management
                                                          Company or affiliate
 HILDA L. APPLBAUM                    4 years             Senior Vice President, Capital Research Company
 Vice President                 (plus 3 years prior
                              experience as a research    Investment professional for 15 years in total;7
                             professional for the fund)   years with Capital Research and Management
                                                          Company or affiliate

----------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                     5 years             Senior Vice President and Director, Capital
 Vice President                                           Research and Management Company

                                                          Investment professional for 21 years in total;14
                                                          years with Capital Research and Management
                                                          Company or affiliate
----------------------------------------------------------------------------------------------------------
 JOHN H. SMET                         9 years             Senior Vice President, Capital Research and
 Vice President                                           Management Company

                                                          Investment professional for 20 years in total;19
                                                          years with Capital Research and Management
                                                          Company or affiliate
----------------------------------------------------------------------------------------------------------

The Income Fund of America / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                        The Income Fund of America / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%         5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%         4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%         3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%         2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%         2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%         1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%         1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none          none
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

The Income Fund of America / Prospectus

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                        The Income Fund of America / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

The Income Fund of America / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividend and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

Please see your tax adviser for further information.

                                        The Income Fund of America / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A shares.
 A similar table will be shown for the R share classes beginning with the fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP (except for the six months ended January 31, 2002), whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                               CLASS A
                        Six months
                           ended
                        January 31,                  YEAR ENDED JULY 31
                         2002/1,2/     2001        2000       1999      1998       1997
 NET ASSET VALUE,       $ 16.44      $ 15.43    $ 17.51     $ 18.25   $ 18.59    $ 15.89
 BEGINNING OF YEAR
------------------------------------------------------------------------------------------
 INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net investment income      .37/3/      .83///3/    .88/3/      .88       .85        .86
 Net (losses) gains on
 securities (both          (.43 )/3/    1.46/3/   (1.28 )/3/    .45      1.11       3.55
 realized and
 unrealized)
 Total from investment     (.06 )       2.29       (.40 )      1.33      1.96       4.41
 operations
------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net       (.40 )       (.80 )     (.87 )      (.88)     (.82)      (.90)
 investment income)
 Distributions (from       (.16 )       (.48 )     (.81 )     (1.19)    (1.48)      (.81)
 capital gains)
------------------------------------------------------------------------------------------
 Total distributions       (.56 )      (1.28 )    (1.68 )     (2.07)    (2.30)     (1.71)
------------------------------------------------------------------------------------------
 NET ASSET VALUE, END   $ 15.82      $ 16.44    $ 15.43     $ 17.51   $ 18.25    $ 18.59
 OF YEAR
------------------------------------------------------------------------------------------
 TOTAL RETURN/4/           (.30 )%     15.53 %    (2.08 )%     7.79%    11.32%     29.28%
------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of     $20,004      $19,519    $18,102     $23,012   $22,113    $18,814
 year (in millions)
------------------------------------------------------------------------------------------
 Ratio of expenses to       .60 %/5/     .62 %      .63 %       .59%      .59%       .61%
 average net assets
 Ratio of net income       4.58 %/5/    5.18 %     5.52 %      4.99%     4.75%      5.09%
 to average net assets
 Portfolio turnover          19 %         44 %       35 %        44%       35%        41%
 rate


1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
2 Unaudited.
3 Based on average shares outstanding.
4 Total returns exclude all sales charges, including contingent deferred sales charges.
5 Annualized.

The Income Fund of America / Prospectus

NOTES

                                        The Income Fund of America / Prospectus

NOTES


                                       18

The Income Fund of America / Prospectus

NOTES

                                        The Income Fund of America / Prospectus

NOTES


                                       20

The Income Fund of America / Prospectus

NOTES

                                        The Income Fund of America / Prospectus

  [logo - American Funds (sm)]


                                          The right choice for the long term/SM/


          FOR SHAREHOLDER              American Funds Service Company
          SERVICES                     800/421-0180
          FOR RETIREMENT PLAN          Call your employer or plan
          SERVICES                     administrator
          FOR DEALER SERVICES          American Funds Distributors
                                       800/421-9900
                                       American FundsLine(R)
          FOR 24                       800/325-3590
          -HOUR INFORMATION            American FundsLine OnLine(R)
                                       www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.




[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-1880
RPIFA-010-0502/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital
International        Capital Guardian        Capital Bank and Trust

                        THE INCOME FUND OF AMERICA, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                                  May 15, 2002


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of The Income Fund of America, Inc. (the "fund" or "IFA") dated May 15, 2002. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                        The Income Fund of America, Inc.
                              Attention: Secretary
                                   One Market
                          Steuart Tower, Suite 1800
                       San Francisco, California 94105
                                 (415) 421-9360

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .       11
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       22
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       26
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       30
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       32
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       33
Shareholder Account Services and Privileges . . . . . . . . . . . .       34
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       34
General Information . . . . . . . . . . . . . . . . . . . . . . . .       35
Class A Share Investment Results and Related Statistics . . . . . .       37
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Financial Statements




                      The Income Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


OBJECTIVE

..    The fund will invest at least 65% of its assets in income-producing securities.

EQUITY SECURITIES

..    The fund will generally invest at least 60% of its assets in equity securities. However, at times the fund may be substantially invested in equity or debt securities (i.e., more than 60%) or may be solely invested in equity or debt securities (i.e., 100%).

DEBT SECURITIES

..    The fund may invest up to 20% of its assets in straight debt securities rated B or below by Standard & Poor's Corporation (S&P) and Ba or below by Moody's Investors Service, Inc. (Moody's) or unrated but determined to be of equivalent quality. (The 20% limit shall not apply to debt securities that have equity conversion or purchase rights.)
..    The fund may invest up to 11/2% of its assets in inverse floating rate notes.
..    The fund may invest up to 5% of its assets in reinsurance related notes and bonds.

NON-U.S. SECURITIES

..    The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index.
..    The fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S. (must be U.S. dollar denominated).

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing


                      The Income Fund of America - Page 2
in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but considered to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


                      The Income Fund of America - Page 3

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


                      The Income Fund of America - Page 4

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through


                      The Income Fund of America - Page 5
credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts (REITs), which are pooled investment vehicles that primarily invest in real estate or real estate related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


U.S. TREASURY AND AGENCY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. agency securities include those issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


REINSURANCE RELATED NOTES AND BONDS - The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in


                      The Income Fund of America - Page 6
such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


INVERSE FLOATING RATE NOTES - The fund may invest to a very limited extent (no more than 1.5% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


                      The Income Fund of America - Page 7

The fund may also enter into "roll" transactions which are the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940 (the "1940 Act"). The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved, although the price usually includes a profit to the dealer.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:


1.   Act as underwriter of securities issued by other persons.

2. Invest more than 10% of the value of its total assets in securities that are illiquid.

3. Borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of the value of the Fund's total assets at the time of such borrowing.


                      The Income Fund of America - Page 8

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5.   Purchase or deal in commodities or commodity contracts.

6. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

7. Purchase securities of any company for the purpose of exercising control or management.

8. Purchase any securities on "margin", except that it may obtain such short-term credit as may be necessary for the clearance of purchases of securities.

9. Sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

10. Purchase or sell puts, calls, straddles, or spreads, but this restriction shall not prevent the purchase or sale of rights represented by warrants or convertible securities.

11. Purchase any securities of any issuer, except the U.S. government (or its instrumentalities), if immediately after and as a result of such investment (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to 75% of the fund's total assets.

12. Purchase any securities (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if immediately after and as a result of such purchase 25% or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry.

For purposes of Investment Restriction #2, restricted securities are treated as illiquid by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's Board of Directors. In addition, the fund may not invest more than 15% of the value of its net assets in securities that are illiquid. Furthermore, the fund may not issue senior securities.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1.    The Fund does not currently intend to lend portfolio securities.

2. The Fund may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.


                      The Income Fund of America - Page 9

Notwithstanding non-fundamental Investment Restriction #2, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.


                      The Income Fund of America - Page 10

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                  YEAR FIRST                                       NUMBER OF BOARDS
                     POSITION      ELECTED                                          WITHIN THE FUND
                     WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE        FUND     OF THE FUND/1/            PAST 5 YEARS              DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox        Director       1972        Managing General Partner, Fox             7            Crompton Corporation
 Age: 65                                         Investments LP; Professor and
                                                 Executive in Residence,
                                                 University of California,
                                                 Davis; former President and
                                                 Chief Executive Officer,
                                                 Foster Farms
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones     Director       1993        Co-Founder, VentureThink LLC              6            None
 Age: 54                                         and Versura Inc.; former
                                                 Treasurer, The Washington Post
                                                 Company
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald     Director       1976        The IBJ Professor of Finance,             8            Plum Crek Timber Co.;
 Age: 64                                         Graduate School of Business,                           Scholastic Corporation;
                                                 Stanford University                                    iStar Financial, Inc.;
                                                                                                        Varian, Inc.; Capstone
                                                                                                        Turbine Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 James K. Peterson    Director       1999        Managing Director, Oak Glen               2            None
 Age: 60                                         Consultancy, LLC
-----------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs       Director       1989        President, Keck Graduate                  4            None
 Age: 67                                         Institute of Applied Life
                                                 Sciences; former President and
                                                 Professor of Engineering,
                                                 Harvey Mudd College
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf    Director       1985        Private investor; corporate               6            Crompton Corporation; First
 Age: 67                                         director; lecturer, Department                         Energy Corporation;
                                                 of Molecular Biology,                                  National Life Holding Co.
                                                 Princeton University
-----------------------------------------------------------------------------------------------------------------------------------




                      The Income Fund of America - Page 11

                                                        PRINCIPAL OCCUPATION(S) DURING
                                        YEAR FIRST             PAST 5 YEARS AND
                                         ELECTED                POSITIONS HELD             NUMBER OF BOARDS
                        POSITION        A DIRECTOR         WITH AFFILIATED ENTITIES         WITHIN THE FUND
                        WITH THE      AND/OR OFFICER     OR THE PRINCIPAL UNDERWRITER     COMPLEX/2/ ON WHICH
   NAME AND AGE           FUND        OF THE FUND/1/             OF THE FUND                DIRECTOR SERVES
---------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,//5/
------------------------------------------------------------------------------------------------------------------------------------
 Darcy B. Kopcho      President and        1997        Director, Capital Research and              1
 Age: 48              Director                         Management Company; Executive
                                                       Vice President and Research
                                                       Director, Capital Research
                                                       Company*; Director, Capital
                                                       International, Inc.*
---------------------------------------------------------------------------------------------------------------
 Janet A. McKinley    Chairman of          1994        Director, Capital Research and              1
 Age: 47              the Board and                    Management Company; Senior Vice
                      Principal                        President, Capital Research
                      Executive                        Company*
                      Officer
---------------------------------------------------------------------------------------------------------------




                      OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE               BY DIRECTOR
--------------------------------------------------
 "INTERESTED" DIRECTORS/4,//5/
--------------------------------------------------
 Darcy B. Kopcho      None
 Age: 48
--------------------------------------------------
 Janet A. McKinley    None
 Age: 47
--------------------------------------------------




                                                                                  PRINCIPAL OCCUPATION(S) DURING
                            POSITION          YEAR FIRST ELECTED                  PAST 5 YEARS AND POSITIONS HELD
                            WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
   NAME AND AGE               FUND              OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
---------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
---------------------------------------------------------------------------------------------------------------------------------
 Stephen E. Bepler    Senior Vice President          1993          Senior Vice President, Capital Research Company*
 Age: 59
---------------------------------------------------------------------------------------------------------------------------------
 Abner D.             Senior Vice President          1993          Senior Vice President and Director, Capital Research and
 Goldstine                                                         Management Company
 Age: 72
---------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Senior Vice President          1994          Executive Vice President and Director, Capital Research and
 Jr.                                                               Management Company; Director, American Funds Distributors,
 Age: 53                                                           Inc.*; Director, The Capital Group Companies, Inc.*
---------------------------------------------------------------------------------------------------------------------------------
 Dina N. Perry        Senior Vice President          1994          Senior Vice President, Capital Research and Management
 Age: 56                                                           Company
---------------------------------------------------------------------------------------------------------------------------------
 Hilda L. Applbaum       Vice President              1998          Senior Vice President, Capital Research Company*
 Age: 40
---------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay        Vice President              1998          Senior Vice President and Director, Capital Research and
 Age: 45                                                           Management Company
---------------------------------------------------------------------------------------------------------------------------------
 John H. Smet            Vice President              1994          Senior Vice President, Capital Research and Management
 Age: 45                                                           Company
---------------------------------------------------------------------------------------------------------------------------------
 Patrick F. Quan            Secretary                1986          Vice President - Fund Business Management Group, Capital
 Age: 43                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe            Treasurer                2000          Vice President - Fund Business Management Group, Capital
 Age: 34                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould       Assistant Treasurer           1999          Vice President - Fund Business Management Group, Capital
 Age: 47                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------




                      The Income Fund of America - Page 12

* Company affiliated with Capital Research and Management Company.
1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                      The Income Fund of America - Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Robert A. Fox                 Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones            $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 James K. Peterson           $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Darcy B. Kopcho             $50,001 - $100,000         $50,001 - $100,000
-------------------------------------------------------------------------------
 Janet A. McKinley             Over $100,000               Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31, 2001

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $19,000 to Directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,500 from the fund if they serve as a member of four proxy committees, or $6,250 if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.


                      The Income Fund of America - Page 14

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Robert A. Fox                  $25,000/3/                        $152,500/3/
------------------------------------------------------------------------------------------
 Leonade D. Jones               $31,250/3/                        $141,500/3/
------------------------------------------------------------------------------------------
 John G. McDonald               $29,500/3/                        $256,500/3/
------------------------------------------------------------------------------------------
 James K. Peterson              $25,000                           $ 42,000
------------------------------------------------------------------------------------------
 Henry E. Riggs                 $28,500/3/                        $100,000/3/
------------------------------------------------------------------------------------------
 Patricia K. Woolf              $28,500                           $139,000
------------------------------------------------------------------------------------------


1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2001 fiscal year for participating Directors is as follows: Robert A. Fox ($313,812), Leonade D. Jones ($79,705), John G. McDonald ($231,302) and Henry
  E. Riggs ($257,792). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of April 15, 2002, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on March 8, 1969 and reorganized as a Maryland corporation on December 16, 1983.


All fund operations are supervised by the fund's Board of Directors, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class.


                      The Income Fund of America - Page 15

Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald and James K. Peterson, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. There were two Audit Committee meetings held during the 2001 fiscal year.


The fund has a Contracts Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, James K. Peterson, Henry E. Riggs and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. There were two Contracts Committee meetings during the 2001 fiscal year.


The fund has a Nominating Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be


                      The Income Fund of America - Page 16
accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. There were no Nominating Committee meetings during the 2001 fiscal year.


The fund has a Proxy Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, Henry E. Riggs and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. There were four Proxy Committee meetings during the 2001 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meeting, the Committee considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund, fees and expenses borne by the fund, and financial results of the Investment Adviser.


                      The Income Fund of America - Page 17

In reviewing the quality of services provided to the fund, the Committee noted, among other things, the favorable results of the fund relative to the results of comparable funds during 2000, the first half of 2001, and the five and ten-year periods ended June 30, 2001, as well as the favorable level of income generated by the fund over similar periods. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund, and the Investment Adviser's commitment to attracting, developing and retaining quality personnel.


In reviewing the fees and expenses borne by the fund, the Committee noted, among other things, that the fund's advisory fees as a percentage of its average net assets had generally declined since 1991, and that such fees for 2000 compared favorably to the fund's peer group. The Committee observed that the fund's total expenses for 2000 (as a percentage of average net assets) compared favorably to the relevant peer group. The Committee also considered steps taken in recent years by the Investment Adviser to help control the fund's transfer agency expenses.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The management fee is based upon the annual rates of 0.25% on the first $500 million of the fund's net assets, 0.23% on net assets in excess of $500 million but not exceeding $1 billion, 0.21% on net assets in excess of $1 billion but not exceeding $1.5 billion, 0.19% on net assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.17% on net assets in excess of $2.5 billion but not exceeding $4 billion, 0.16% on net assets in excess of $4 billion but not exceeding $6.5 billion, 0.15% on net assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.144% on net assets in excess of $10.5 billion but not exceeding $13 billion, 0.141% on net assets in excess of $13 billion but not exceeding $17 billion, 0.138% on net assets in excess of $17 billion but not exceeding $21 billion, 0.135% on net assets in excess of $21 billion but not exceeding $27 billion, 0.133% on net assets in excess of $27 billion but not exceeding $34 billion, 0.131%


                      The Income Fund of America - Page 18
on net assets in excess of $34 billion but not exceeding $44 billion, and 0.129% on net assets in excess of $44 billion, plus 2.25% of the fund's gross investment income for the preceding month. Assuming net assets of $20 billion and gross investment income levels of 3%, 4%, 5%, 6%, 7% and 8%, management fees would be 0.22%, 0.25%, 0.27%, 0.29%, 0.31% and 0.34% of net assets, respectively.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof.


Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended July 31, 2001, the Investment Adviser received $29,540,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $24,417,000 (based on a percentage of the fund's gross income as expressed above), for a total fee of $53,957,000. For the fiscal years ended 2000 and 1999, management fees paid by the fund amounted to $59,946,000 and $63,389,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's R share classes will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share


                      The Income Fund of America - Page 19
classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR

                                              FISCAL YEAR          REVENUE          COMPENSATION
--------------------------------------------------------------
                                                              OR FEES RETAINED       TO DEALERS
                                                              --------------------------------------
                 CLASS A                         2001            $ 6,320,000         $28,449,000
                                                 2000              5,605,000          25,442,000
                                                 1999             12,692,000          60,189,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up


                      The Income Fund of America - Page 20
to 0.25% of its average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of its average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of its average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of its average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares, currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares, currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.


During the 2001 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                               12B-1 EXPENSES            12B-1 LIABILITY

--------------------------        ACCRUED                  OUTSTANDING
                          ----------------------------------------------------
        CLASS A                 $45,544,000                 $7,202,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other


                      The Income Fund of America - Page 21
funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may or may not apply to you depending on whether you hold fund shares in a non-taxable account, such as a qualified retirement plan.
 Please see your tax adviser for more information.


                      The Income Fund of America - Page 22

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that


                      The Income Fund of America - Page 23
     either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the


                      The Income Fund of America - Page 24
     adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such


                      The Income Fund of America - Page 25
distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. This minimum does not apply to clients of the Personal Investment Management division of Capital Guardian Trust Company. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


                      The Income Fund of America - Page 26

SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


Proceeds from a redemption or a dividend or capital gain distribution may be reinvested without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                      The Income Fund of America - Page 27

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)

                                                                                             DEALER
                                                                     SALES CHARGE AS       COMMISSION
                                                                    PERCENTAGE OF THE:    AS PERCENTAGE
                                                                    ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                              NET AMOUNT  OFFERING     OFFERING
                                                                   -INVESTED-   PRICE         PRICE
------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                                  6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                                  5.26       5.00          4.25
$50,000 but less than $100,000. .                                    4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                   3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                    3.63       3.50          2.75
$250,000 but less than $500,000 .                                    2.56       2.50          2.00
$500,000 but less than $750,000 .                                    2.04       2.00          1.60
$750,000 but less than $1 million                                    1.52       1.50          1.20
$1 million or more. . . . . . . .                                    none       none          none
----------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual


                      The Income Fund of America - Page 28

Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(7) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(8) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.


                      The Income Fund of America - Page 29

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in


                      The Income Fund of America - Page 30
     cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;


                      The Income Fund of America - Page 31

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described under the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to


                      The Income Fund of America - Page 32
the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and which do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions will not be allowed to be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


                      The Income Fund of America - Page 33

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permits payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a


                      The Income Fund of America - Page 34
position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2001, 2000 and 1999, amounted to $24,905,000, $20,036,000 and $35,258,000, respectively.


The fund is required to disclose information regarding investments in the securities of broker-dealers (or parent companies of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, ABN AMRO Bank NV, Bank of America Corp., J.P. Morgan Securities, Inc. and Salomon Smith Barney were among the top 10 dealers that received the largest amount of brokerage commissions and/or that acted as principals in portfolio transactions. The fund held equity securities of ABN AMRO Holding, Bank of America Corp. and J.P. Morgan Chase & Co. in the amounts of $17,636,000, $315,931,000 and $116,984,000, respectively, as of the close of its most recent fiscal year. The fund held debt securities of Citigroup, parent of Salomon Smith Barney, in the amount of $10,258,000 as of the close of its most recent fiscal year.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $12,232,000 for Class A shares for the 2001 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in


                      The Income Fund of America - Page 35
accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - (i) The unaudited financial statements including the investment portfolio for the six months ended January 31, 2002 and (ii) the financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report for the fiscal year ended July 31, 2001, are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JANUARY 31, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $15.82
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $16.79



                      The Income Fund of America - Page 36

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 4.48% based on a 30-day (or one month) period ended January 31, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended January 31, 2002 were -2.48%, 7.53% and 10.44%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended January 31, 2002 were 3.46%, 8.81% and 11.10%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks


                      The Income Fund of America - Page 37
and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


                      The Income Fund of America - Page 38

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


                      The Income Fund of America - Page 39

"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A
"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


                      The Income Fund of America - Page 40

CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."


                      The Income Fund of America - Page 41


The Income Fund of America, Inc.
Investment Portfolio, January 31, 2002

Unaudited
Asset mix comparison

January 31, 2002 (unaudited)

[pie chart]
                                                                               Percent of
Investment portfolio                                                           Net Assets
U.S. equity securities+                                                             47.9%
Non-U.S. equity securities                                                            12.7
Government bonds                                                                       2.4
Other fixed-income securities                                                         24.8
Cash & equivalents                                                                    12.2

+Also includes 0.7% in Dutch equities that are part of the S&P500
[end chart]

                                                                                  Percent
                                                                                   of Net
Five Largest Industries in Equity Holdings                                         Assets

1.  Banks                                                                            5.1%
2.  Electric Utilities                                                                5.1
3.  Paper & Forest Products                                                           4.9
4.  Oil & Gas                                                                         4.6
5.  Tobacco                                                                           4.5


                                                                                  Percent
                                                                                   of Net
Ten Largest Equity Holdings                                                        Assets

1.  Philip Morris                                                                     2.3%
2.  R.J. Reynolds Tobacco Holdings                                                    1.5
3.  Weyerhaeuser                                                                      1.4
4.  J.P. Morgan Chase                                                                 1.3
5.  PACCAR                                                                            1.2
6.  H.J. Heinz                                                                        1.1
7.  May Department Stores                                                             1.1
8.  Plum Creek Timber                                                                 1.1
9.  Marathon Oil                                                                      1.0
10. Royal Dutch Petroleum/"Shell" Transport and Trading                               1.0

July 31, 2001

[pie chart]
                                                                               Percent of
Investment portfolio++                                                         Net Assets
U.S. equity securities                                                              47.7%
Non-U.S. equity securities                                                          13.6
Government bonds                                                                     3.0
Other fixed-income securities                                                       22.5
Cash & equivalents                                                                  13.2

++Also includes 0.2% in Dutch equities that are part of the S&P500
[end chart]

                                                                                  Percent
                                                                                   of Net
Five Largest Industries in Equity Holdings                                         Assets

1.  Electric utilities                                                                6.7%
2.  Oil & gas                                                                         5.6
3.  Banks                                                                             5.6
4.  Paper & forest products                                                           4.8
5.  Tobacco                                                                           4.1


                                                                                  Percent
                                                                                   of Net
Ten Largest Equity Holdings                                                        Assets

1.  Philip Morris                                                                     2.2%
2.  First Union                                                                       1.7
3.  Bank of America                                                                   1.6
4.  Royal Dutch Petroleum/"Shell" Transport and Trading                               1.5
5.  R.J. Reynolds Tobacco Holdings                                                    1.4
6.  Dow Chemical                                                                      1.4
7.  Weyerhaeuser                                                                      1.4
8.  Consolidated Edison                                                               1.3
9.  Georgia-Pacific                                                                   1.3
5.  PACCAR                                                                            1.1

The Income Fund of America, Inc.
Investment Portfolio, January 31, 2002

Unaudited


                                                                          Shares or        Market  Percent
                                                                          Principal         Value   of Net
Equity Securities                                                            Amount         (000)   Assets

BANKS  -  5.12%
Wachovia Corp. (merged with First Union Corp.)                             5,890,100     $195,846    0.94%
Bank of America Corp.                                                      3,000,000       189,090      .90
Societe Generale                                                           1,986,100       116,681      .56
Commonwealth Bank of Australia                                             5,446,730        90,393      .43
National City Corp.                                                        3,030,100        85,206      .41
Bank of Nova Scotia                                                        2,400,000        73,288      .35
Alliance & Leicester PLC                                                   5,586,628        67,278      .32
Lloyds TSB Group PLC                                                       5,000,000        53,437      .25
Westpac Banking Corp.                                                      5,634,249        45,125      .22
Wells Fargo & Co.                                                            657,000        30,478      .15
National Australia Bank Ltd., exchangeable                                 $800,000         25,744      .12
 capital units
Comerica Inc.                                                                450,000        25,330      .12
ABN AMRO Holding NV                                                        1,000,000        17,290      .08
Bank of New York Co., Inc.                                                   400,000        16,392      .08
BANK ONE CORP.                                                               420,000        15,750      .07
NB Capital Corp. 8.35% exchangeable preferred                                520,000        13,832      .07
 depositary shares
Bank of Ireland                                                            1,040,000         9,781      .05
                                                                                         1,070,941     5.12

ELECTRIC UTILITIES  -  5.06%
DTE Energy Co.                                                             3,265,000       133,865      .64
Consolidated Edison, Inc.                                                  3,200,000       131,168      .63
Ameren Corp.                                                               2,500,000       107,175      .51
Dominion Resources, Inc.                                                   1,000,000        58,870
Dominion Resources, Inc. 9.50% PIES                                          722,000        42,237      .48
 convertible preferred 2004
Entergy Corp.                                                              2,450,100       100,895      .48
Southern Co.                                                               3,140,000        77,401      .37
American Electric Power Co., Inc.                                          1,776,600        74,155      .35
TXU Corp., Series C, 8.75% convertible                                     1,325,200        69,441      .33
 preferred 2004, units
OGE Energy Corp.                                                           2,810,000        61,595      .30
CMS Energy Corp.                                                           2,300,000        52,509      .25
Duke Energy Corp. 8.25% convertible preferred                              1,691,000        41,599      .20
 2004, units
Progress Energy, Inc.                                                        911,924        39,851      .19
Scottish Power PLC                                                         4,300,000        26,043      .13
FPL Group, Inc.                                                              405,000        21,712      .10
NRG Energy, Inc. 6.50% convertible preferred                               1,000,000        14,100      .07
 2004, units
AES Trust VII 6.00% convertible preferred                                    193,625         6,220      .03
 2008 /1/
                                                                                         1,058,836     5.06

PAPER & FOREST PRODUCTS  -  4.92%
Weyerhaeuser Co.                                                           4,902,900       285,937     1.37
Plum Creek Timber Co., Inc. (merger with                                   7,466,500       225,488     1.08
 Georgia-Pacific Corp., Timber Group)
UPM-Kymmene Corp.                                                          5,470,000       186,565      .89
International Paper Co.                                                    2,839,640       118,640
International Paper Co., Capital Trust 5.25%                                 400,000        18,750      .66
 convertible preferred 2025
Georgia-Pacific Corp., Georgia-Pacific Group                               1,685,000        48,242      .23
 7.50% PEPS convertible preferred 2002, units
Stora Enso Oyj, Class R                                                    3,664,275        46,422      .22
Kimberly-Clark de Mexico, SA de CV, Class A                               13,555,000        37,066      .18
Meadwestvaco Corp. (merger with Westvaco                                     727,500        23,484      .11
 Corp.) /1/
Holmen AB, Class B                                                           942,900        20,951      .10
Potlatch Corp.                                                               600,000        17,418      .08
                                                                                         1,028,963     4.92

OIL & GAS  -  4.59%
Marathon Oil Corp. (formerly USX-Marathon                                  7,380,300       207,017      .99
 Group)
Royal Dutch Petroleum Co. (New York                                        2,295,000       114,681
 registered)
"Shell" Transport and Trading Co., PLC                                     1,696,700        69,683
 (New York registered) (ADR)
"Shell" Transport and Trading Co., PLC                                     2,676,600        18,157      .97
ChevronTexaco Corp. (merger of Chevron Corp.                               1,999,042       167,520      .80
 and Texaco Inc.)
Occidental Petroleum Corp.                                                 2,700,000        70,065      .33
Phillips Petroleum Co.                                                     1,129,700        66,054      .32
Conoco Inc.                                                                2,000,000        56,320      .27
Exxon Mobil Corp.                                                          1,420,000        55,451      .27
ENI SpA                                                                    3,750,000        48,671      .23
Unocal Capital Trust $3.125 convertible                                      700,000        35,613      .17
 preferred
Kerr-McGee Corp.                                                             400,000        21,180      .10
Husky Energy Inc.                                                          1,500,000        14,800      .07
Pennzoil-Quaker State Co.                                                  1,000,000        13,840      .07
                                                                                           959,052     4.59

TOBACCO  -  4.49%
Philip Morris Companies Inc.                                               9,400,000       471,034     2.25
R.J. Reynolds Tobacco Holdings, Inc. /2/                                   5,200,000       310,700     1.49
Gallaher Group PLC                                                        12,338,425        85,965      .41
Imperial Tobacco Ltd.                                                      4,118,457        52,911      .25
UST Inc.                                                                     500,000        17,475      .09
                                                                                           938,085     4.49

REAL ESTATE  -  3.36%
Equity Residential Properties Trust                                        4,790,000       128,276
Equity Residential Properties Trust,                                         600,000        14,970      .68
 Series G, 7.25% convertible preferred
Health Care Property Investors, Inc.                                       2,292,900        87,061      .42
Hang Lung Properties Ltd. (formerly Amoy                                  70,000,000        70,907      .34
 Properties SA Ltd.)
Weingarten Realty Investors                                                1,405,000        69,196      .33
Boston Properties, Inc.                                                    1,495,000        54,777      .26
Archstone-Smith Trust (formerly Archstone                                  1,377,000        34,260      .16
 Communities Trust)
Unibail                                                                      597,554        29,075      .14
CenterPoint Properties Corp.                                                 580,000        28,722      .14
ProLogis Trust, Series D, 7.92% preferred                                  1,060,000        26,341      .13
Equity Office Properties Trust                                               880,000        25,335      .12
AMB Property Corp.                                                           895,000        22,921      .11
Kimco Realty Corp.                                                           725,000        22,127      .10
Hysan Development Co. Ltd.                                                21,001,854        21,274      .10
Sun Hung Kai Properties Ltd.                                               2,000,000        16,092      .08
Duke Realty Corp., Series B, 7.99% preferred                                 300,000        14,869      .07
 cumulative step-up premium rate
Simon Property Group, Inc., Series C, 7.89%                                  200,000         9,812      .05
 preferred cumulative step-up premium rate
FelCor Lodging Trust Inc.                                                    450,000         8,068      .04
IAC Capital Trust, Series A, 8.25% TOPRS                                     300,000         7,653      .04
 preferred
New Plan Realty Trust, Series D, 7.80%                                       112,500         5,393      .02
 preferred cumulative step-up premium rate
Nationwide Health Properties, Inc., Series A,                                 50,000         3,891      .02
 7.677% preferred cumulative step-up premium
 rate
Hang Lung Group Ltd.                                                       2,343,000         2,058      .01
                                                                                           703,078     3.36

FOOD PRODUCTS  -  3.04%
H.J. Heinz Co.                                                             5,700,000       235,980     1.13
Sara Lee Corp.                                                             7,125,000       150,694      .72
General Mills, Inc.                                                        1,704,800        84,473      .40
Kellogg Co.                                                                2,550,000        78,693      .37
ConAgra Foods, Inc.                                                        2,250,000        55,800      .27
Unilever NV (New York registered)                                            510,000        28,733      .14
Unilever PLC                                                                 250,000         2,010      .01
                                                                                           636,383     3.04


MACHINERY  -  2.09%
PACCAR Inc.  /2/                                                           3,838,600       254,308     1.22
Caterpillar Inc.                                                           2,050,000       103,074      .49
Pall Corp.                                                                 1,000,000        23,060      .11
Metso Oyj                                                                  1,779,998        20,196      .10
Cummins Capital Trust I 7.00% QUIPS                                          356,000        17,992      .09
 convertible preferred 2031  /3/
Ingersoll-Rand Co., Class A                                                  405,000        17,913      .08
                                                                                           436,543     2.09

DIVERSIFIED FINANCIALS  -  2.09%
J.P. Morgan Chase & Co.                                                    7,780,000       264,909     1.27
ING Groep NV                                                               3,508,000        87,679      .42
Swire Pacific Capital Ltd. 8.84% cumulative                                1,125,000        28,125
 guaranteed perpetual capital securities  /3/
Swire Pacific Offshore Financing Ltd. 9.33%                                  195,000         4,997      .16
 cumulative guaranteed perpetual preferred
 capital securities /3/
Fannie Mae                                                                   334,800        27,102      .13
Providian Financial Corp. 3.25% convertible                             $25,000,000         13,622      .07
 debentures 2005
Wilshire Financial Services Group Inc. /1/ /2/                             2,150,517         5,054      .02
Wharf (Holdings) Ltd.                                                      2,201,000         4,769      .02
                                                                                           436,257     2.09

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.67%
Solectron Corp. 0% LYON convertible notes 2020                         $264,456,000        135,356
Sanmina Corp. 0% convertible subordinated                              $161,000,000         60,198
 debenture 2020
SCI Systems, Inc. 3.00% convertible                                    $ 33,500,000         25,822      .41
 subordinated debentures 2007
Celestica Inc. 0% convertible debenture 2020                           $181,000,000         81,214      .39
Agilent Technologies, Inc. 3.00% convertible                           $ 25,185,000         28,774      .14
 debentures 2021 /3/ /4/
Thermo Electron Corp. 4.00% convertible                                $ 10,000,000          9,500      .04
 subordinated debentures 2005
KDDI Corp. 5.25% convertible subordinated                              $ 10,000,000          7,487      .04
 notes 2008
                                                                                           348,351     1.67


CHEMICALS  -  1.61%
Dow Chemical Co.                                                           4,934,800       145,774      .70
DSM NV                                                                     3,072,005       115,041      .55
E.I. du Pont de Nemours and Co.                                            1,700,000        75,089      .36
                                                                                           335,904     1.61

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.60%
SBC Communications Inc.                                                    2,455,600        91,962      .44
AT&T Corp.                                                                 4,860,000        86,022      .41
Hellenic Telecommunications Organization SA                                4,600,000        72,539      .35
Verizon Communications Inc.                                                  688,000        31,889
Bell Atlantic Financial Services, Inc. 4.25%                            $18,000,000         18,180      .24
 convertible debentures 2005 /3/
ALLTEL Corp.                                                                 300,000        16,644      .08
Qwest Trends Trust 5.75% convertible                                         500,000        11,094      .05
 preferred 2003  /3/
WorldCom, Inc. - MCI Group                                                   500,000         6,195      .03
Allegiance Telecom, Inc., warrants, expire                                    20,000           188      .00
 2008  /1/ /3/ /5/
GT Group Telecom Inc., warrants, expire                                       15,000            75      .00
 2010  /1/ /3/ /5/
NTELOS, Inc., warrants, expire 2010 /1/ /5/                                    5,200             1      .00
XO Communications, Inc. 14.00% preferred                                          12            -       .00
 2009 /1/ /6/
                                                                                           334,789     1.60


INSURANCE  -  1.59%
SAFECO Corp.                                                               2,300,000        70,357      .34
Allstate Corp.                                                             2,175,000        70,166      .33
American International Group, Inc. (merger                                   613,740        45,509      .22
 with American General Corp.)
Royal & Sun Alliance Insurance Group PLC                                   7,800,000        36,753      .18
XL Capital Ltd., Class A                                                     400,000        35,248      .17
St. Paul Companies, Inc.                                                     692,000        30,932      .15
American Financial Group, Inc.                                             1,174,700        27,711      .13
Irish Life & Permanent PLC                                                 1,400,000        14,910      .07
                                                                                           331,586     1.59

PHARMACEUTICALS  -  1.51%
Bristol-Myers Squibb Co.                                                   2,275,000       103,217      .49
Eli Lilly and Co.                                                          1,250,000        93,875      .45
Pharmacia Corp.                                                            1,335,878        54,103      .26
American Home Products Corp.                                                 725,000        46,878      .23
ImClone Systems Inc. 5.50% convertible                                  $20,000,000         12,866      .06
 debentures 2005
Glycomed Inc. 7.50% convertible subordinated                            $ 5,000,000          4,600      .02
 debentures 2003
                                                                                           315,539     1.51


FOOD & DRUG RETAILING  -  1.23%
Albertson's, Inc.                                                          6,130,000       176,238      .84
Woolworths Ltd.                                                            9,000,433        54,036      .26
Koninklijke Ahold NV                                                       1,087,000        27,822      .13
                                                                                           258,096     1.23


MULTILINE RETAIL  -  1.11%
May Department Stores Co.                                                  6,333,200       233,062     1.11
                                                                                           233,062     1.11

AEROSPACE & DEFENSE  -  0.99%
RC Trust I 8.25% convertible preferred 2006,                               1,103,500        70,900
 units
Raytheon Co.                                                               1,723,900        65,973      .65
Honeywell International Inc.                                               2,100,000        70,581      .34
                                                                                           207,454      .99

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.97%
Analog Devices, Inc. 4.75% convertible                                  $37,650,000         35,948      .17
 subordinated notes 2005
Semtech Corp. 4.50% convertible subordinated                            $18,530,000         19,781
 notes 2007 /3/
Semtech Corp. 4.50% convertible subordinated                            $ 8,000,000          8,540      .14
 notes 2007
Burr-Brown Corp. 4.25% convertible subordinated                         $17,800,000         19,772
 notes 2007 /3/
Burr-Brown Corp. 4.25% convertible subordinated                         $ 7,200,000          7,998      .13
 notes 2007
ASML Holding NV 5.75% convertible notes 2006 /3/                        $20,000,000         25,075      .12
Vitesse Semiconductor Corp. 4.00% convertible                           $29,625,000         24,144      .12
 subordinated debentures 2005
LSI Logic Corp. 4.00% convertible subordinated                          $23,400,000         20,299      .10
 notes 2005
TranSwitch Corp. 4.50% convertible notes 2005                           $30,400,000         18,356      .09
TriQuint Semiconductor, Inc. 4.00% convertible                          $23,000,000         17,165      .08
 subordinated notes 2007
Amkor Technology, Inc. 5.00% convertible                                $ 7,000,000          5,083      .02
 notes 2007 /3/
                                                                                           202,161      .97

COMMUNICATIONS EQUIPMENT  -  0.88%
Motorola, Inc. 7.00% convertible preferred                                 1,750,000        76,020      .37
 2004, units  /1/
Nortel Networks Corp. 4.25% convertible                                 $40,000,000         38,850      .19
 notes 2008 /3/
Corning Inc. 0% convertible debentures 2015                             $66,552,000         36,271      .17
Adaptec, Inc. 4.75% convertible subordinated                            $23,000,000         21,523      .10
 notes 2004
Juniper Networks, Inc. 4.75% convertible                                $14,000,000         10,602      .05
 subordinated notes 2007
                                                                                           183,266      .88

GAS UTILITIES  -  0.84%
NiSource Inc.                                                              5,722,200       119,022
NiSource Inc. 7.75% PIES convertible                                         325,000        13,647      .63
 preferred 2003
New Jersey Resources Corp.                                                   578,800        26,260      .13
South Jersey Industries, Inc.                                                500,000        15,840      .08
                                                                                           174,769      .84

AUTOMOBILES  -  0.79%
General Motors Corp.                                                       3,225,000       164,926      .79
                                                                                           164,926      .79

ROAD & RAIL  -  0.69%
CSX Corp.                                                                  2,363,300        94,532      .45
Union Pacific Capital Trust 6.25% TIDES                                      741,500        36,982
 convertible preferred 2028  /3/
Union Pacific Capital Trust 6.25% TIDES                                      260,000        12,968      .24
 convertible preferred 2028
                                                                                           144,482      .69

HOUSEHOLD PRODUCTS  -  0.55%
Kimberly-Clark Corp.                                                       1,455,000        87,736      .42
Clorox Co.                                                                   650,000        26,507      .13
                                                                                           114,243      .55

BEVERAGES  -  0.50%
Southcorp Ltd.                                                            29,712,357       105,142      .50
                                                                                           105,142      .50

MEDIA  -  0.47%
AT&T Corp. Liberty Media Group 3.50% convertible                       $ 55,000,000         39,160      .19
 debentures 2031 /3/
AOL Time Warner Inc.  /1/                                                    850,120        22,367      .10
NTL Inc. 5.75% convertible subordinated                                $120,000,000         14,100
 debentures 2009
NTL Inc., warrants, expire 2008  /1/ /3/ /5/                                  25,650                    .07
Interpublic Group of Companies, Inc. 1.87%                             $ 17,000,000         12,835      .06
 convertible subordinated notes 2006 /3/
United Pan-Europe Communications NV, convertible                               1,180        10,030
 preferred /1//3//5/
United Pan-Europe Communications NV, warrants,                               572,960            -       .05
 expire 2007  /1/ /5/
                                                                                            98,492      .47


COMMERCIAL SERVICES & SUPPLIES  -  0.43%
Pitney Bowes Inc.                                                          1,025,000        42,866      .21
Waste Management, Inc. 4.00% convertible                                $28,000,000         28,176      .13
 debentures 2002
Brambles Industries PLC  /1/                                               4,000,000        18,382      .09
Protection One Alarm Monitoring, Inc.,                                        57,600            10      .00
 warrants, expire 2005  /1/ /3/ /5/
                                                                                            89,434      .43


METALS & MINING  -  0.37%
Phelps Dodge Corp.                                                           900,000        31,383      .15
Inco Ltd. 5.75% convertible debentures 2004                             $17,250,000         17,357
Inco Ltd. 0% LYON convertible notes 2021 /3/                            $11,500,000          6,644      .12
CONSOL Energy Inc.                                                           553,800        12,654      .06
Freeport-McMoRan Copper & Gold Inc.,                                         300,000         4,665      .02
 Class B  /1/
Massey Energy Co.                                                            250,300         3,712      .02
                                                                                            76,415      .37


AUTO COMPONENTS  -  0.33%
TRW Inc.                                                                   1,250,000        52,962      .25
GKN PLC                                                                    4,000,000        15,403      .08
TI Automotive Ltd. /1/ /5/                                                 7,000,000                    .00
                                                                                            68,365      .33


WIRELESS TELECOMMUNICATION SERVICES  -  0.26%
Nextel Communications, Inc., Class A  /1/ /3/                              2,194,633        17,667
Nextel Communications, Inc. 5.25% convertible                           $10,000,000          5,836      .11
 senior notes 2010
Dobson Communications Corp. 13.00% senior                                      8,455         7,927
 exchangeable preferred 2009  /1/ /6/
Dobson Communications Corp. 12.25% senior                                      5,173         4,746
 exchangeable preferred 2008  /1/ /6/
Price Communications Corp.  /1/                                              475,722         9,129      .05
American Tower Corp. 5.00% convertible                                  $15,500,000          8,218      .04
 debentures 2010
Leap Wireless International, Inc., warrants,                                  27,025           176      .00
 expire 2010 /1/ /3/
McCaw International, Ltd., warrants, expire                                   31,500                    .00
 2007  /1/ /3/ /5/
                                                                                            53,699      .26


OTHER  -  2.94%
Williams Companies, Inc.                                                   5,359,100        94,749      .45
Hubbell Inc., Class B                                                      2,767,400        83,050      .40
British Airways PLC                                                       26,000,000        75,065      .36
Sepracor Inc. 5.75% convertible notes 2006 /3/                          $22,850,000         22,621
Sepracor Inc.  /1/                                                           310,329        15,318
Sepracor Inc. 7.00% convertible subordinated                            $13,500,000         13,115
 debentures 2005 /3/
Sepracor Inc. 7.00% convertible subordinated                            $ 9,000,000          8,743      .29
 debentures 2005
Minnesota Mining and Manufacturing Co.                                       500,000        55,400      .26
Gillette Co.                                                               1,600,000        53,280      .25
Electronic Data Systems Corp. 7.625% FELINE                                  989,600        52,102      .25
 PRIDES convertible preferred 2004
Amazon.com, Inc. 4.75% convertible subordinated                         $66,700,000         40,353      .19
 debentures 2009
Kingfisher PLC                                                             4,326,646        24,052      .12
PETsMART, Inc. 6.75% convertible subordinated                           $17,500,000         22,003      .11
 notes 2004 /3/
Newell Financial Trust I 5.25% QUIPS convertible                             550,000        20,488      .10
 preferred 2027
Fluor Corp.                                                                  350,300        11,227      .05
Royal Caribbean Cruises Ltd. 0% convertible                             $17,500,000          6,524
 note 2021
Royal Caribbean Cruises Ltd. 0% LYON convertible                        $14,440,000          4,781      .05
 debenture 2021
TXI Capital Trust I 5.50% convertible                                        250,000         9,275      .04
 preferred 2028
Foster Wheeler Ltd. 6.50% convertible                                   $15,000,000          4,217      .02
 subordinated notes 2007 /3/
Clarent Hospital Corp.  /1/ /2/ /5/                                          518,322         1,296      .01
AMF Bowling Worldwide, Inc. 0% convertible                              $26,391,000              3      .00
 debentures 2018 /3/ /5/ /7/
                                                                                           617,662     2.95


MISCELLANEOUS  -  4.52%
Other equity securities in initial period of                                               944,496     4.52
 acquisition


TOTAL equity securities (cost: $11,125,027,000)                                         12,670,471    60.61



                                                                          Principal        Market  Percent
                                                                             Amount         Value   of Net
Fixed Income Securities                                                       (000)         (000)   Assets

MEDIA  -  3.82%
Charter Communications Holdings, LLC:
8.25% 2007                                                               $   11,150    $   10,592
10.00% 2009                                                                    7,500         7,575
10.75% 2009                                                                   10,000        10,512
0%/9.92% 2011 /8/                                                             25,850        18,870
11.125% 2011                                                                  15,000        15,862
0%/11.75% 2011 /8/                                                           113,100        70,405
0%/13.50% 2011 /8/                                                            67,550        45,596
0%/12.75% 2012 /3/  /8/                                                       72,000        42,300   1.06%
Adelphia Communications Corp.:
9.25% 2002                                                                     3,750         3,759
10.25% 2006                                                                   25,000        25,937
10.25% 2011                                                                   25,850        26,852
Century Communications Corp.:
9.75% 2002                                                                     9,897         9,897
0% 2003                                                                        9,000         8,280
8.75% 2007                                                                    13,200        12,738      .42
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
8.875% 2007                                                                   23,850        25,042
0%/9.75% 2007 /8/                                                             43,750        43,969      .33
Time Warner Inc.:
9.625% 2002                                                                    8,090         8,220
7.75% 2005                                                                     9,500        10,206
8.18% 2007                                                                    20,000        22,147
9.125% 2013                                                                    5,000         5,861
7.25% 2017                                                                     8,000         8,101
AOL Time Warner Inc. 7.625% 2031                                               6,500         6,720      .29
CBS Corp. 7.15% 2005                                                          26,500        27,677
Viacom Inc.:
6.40% 2006                                                                     3,000         3,083
7.70% 2010                                                                    10,000        10,786
6.625% 2011                                                                    6,000         6,093      .23
Liberty Media Corp.:
7.75% 2009                                                                     7,950         8,103
7.875% 2009                                                                   16,600        16,686
8.50% 2029                                                                     2,000         1,987
8.25% 2030                                                                       700           677      .13
Lenfest Communications, Inc. 7.625% 2008                                       2,000         2,072
Comcast Cable Communications, Inc.:
8.375% 2007                                                                    6,750         7,473
6.20% 2008                                                                     8,000         7,880
6.875% 2009                                                                    3,000         3,042
7.125% 2013                                                                    3,000         3,087      .11
EchoStar DBS Corp. 9.125% 2009 /3/                                            22,000        22,660      .11
CSC Holdings, Inc.:
7.25% 2008                                                                     8,000         7,889
8.125% 2009                                                                    8,000         8,107
Cablevision Industries Corp. 9.875% 2013                                       6,000         6,300      .11
British Sky Broadcasting Group PLC 8.20% 2009                                 16,250        16,700      .08
Clear Channel Communications, Inc.:
7.25% 2003                                                                     6,000         6,241
6.00% 2006                                                                     6,700         6,657
Chancellor Media Corp. of Los Angeles, Series B,                               3,000         3,157      .08
 8.75% 2007
NTL Inc. 12.75% 2005                                                          10,520         3,892
Comcast UK Cable Partners Ltd. 11.20% 2007                                    13,375        10,967      .07
News America Holdings Inc.:
9.25% 2013                                                                     2,290         2,633
7.75% 2045                                                                    10,347         9,991
News America Inc. 7.625% 2028                                                  2,000         1,955      .07
Univision Communications Inc. 7.85% 2011                                      13,700        14,208      .07
TeleWest PLC:
9.625% 2006                                                                      450           304
9.875% 2010                                                                      500           340
0%/11.375% 2010 /8/                                                           35,250        13,395      .07
STC Broadcasting, Inc. 11.00% 2007                                            14,500        13,702      .07
Fox Family Worldwide, Inc. 10.25% 2007                                        10,241        11,163      .05
Hearst-Argyle Television, Inc. 7.00% 2018                                     12,425        10,569      .05
Rogers Communications Inc. 8.875% 2007                                        10,000         9,950      .05
Telemundo Holdings, Inc., Series D,                                            8,500         8,032      .04
 0%/11.50% 2008 /8/
TransWestern Publishing Co. LLC, Series F,                                     6,250         6,594      .03
 9.625% 2007
Young Broadcasting Inc.:
Series B, 8.75% 2007                                                           3,250         2,925
10.00% 2011                                                                    3,750         3,562      .03
Sun Media Corp.:
9.50% 2007                                                                     6,071         6,223      .03
Emmis Communications Corp. 0%/12.50% 2011 /8/                                  8,250         5,723      .03
American Media Operations, Inc. 10.25% 2009                                    5,000         5,175      .02
Penton Media, Inc. 10.375% 2011                                                6,250         5,000      .02
ACME Television, LLC, Series A, 10.875% 2004                                   4,920         4,846      .02
Innova, S de RL 12.875% 2007                                                   5,000         4,812      .02
Multicanal Participacoes SA, Series B,                                         6,475         4,613      .02
 12.625% 2004
Antenna TV SA 9.00% 2007                                                       5,250         4,462      .02
Gray Communications Systems, Inc. 9.25% 2011 /3/                               3,500         3,605      .02
Sinclair Broadcast Group, Inc. 8.75% 2011 /3/                                  3,125         3,227      .02
RBS Participacoes SA 11.00% 2007 /3/                                           4,250         3,092      .01
Cox Radio, Inc. 6.625% 2006                                                    3,000         3,059      .01
Key3Media Group, Inc. 11.25% 2011                                              2,700         2,450      .01
Carmike Cinemas, Inc., Series B, 9.375% 2009 /7/                               1,550         1,659      .01
A.H. Belo Corp. 7.75% 2027                                                     1,250         1,149      .01
                                                                                           799,075     3.82


BANKS  & THRIFTS -  2.36%
SB Treasury Co. LLC, Series A, 9.40%/10.925%                                 124,750       115,394      .55
 noncumulative preferred (undated) /3/ /8/
SocGen Real Estate Co. LLC, Series A, 7.64%                                   54,000        56,035      .27
 (undated) /3/ /4/
Fuji JGB Investment LLC, Series A, 9.87%                                      40,500        34,191
 noncumulative preferred (undated) /3/ /4/
IBJ Preferred Capital Co. LLC, Series A, 8.79%                                10,000         7,990      .20
 noncumulative preferred (undated) /3/ /4/
HSBC Capital Funding LP: /3/ /4/ /8/
Series 1, 9.547% noncumulative perpetual                                      17,500        20,411
 preferred (undated)
Series 2, 10.176% noncumulative perpetual                                     11,500        14,784
 preferred (undated)
Midland Bank 2.25% Eurodollar notes                                            5,000         4,027      .19
 (undated) /4/
Washington Mutual Bank, FA:
5.625% 2007                                                                    6,500         6,500
6.875% 2011                                                                   10,000        10,263
Ahmanson Capital Trust I Capital Securities,                                   8,000         8,144
 Series A, 8.36% 2026 /3/
Dime Capital Trust I, Dime Bancorp, Inc.,                                      9,425        10,244      .17
 Series A, 9.33% 2027
BNP U.S. Funding LLC, Series A, 7.738%                                        22,700        24,114
noncumulative preferred (undated) /3/ /4/
BNP Paribas Capital Trust, 9.003% noncumulative                                8,000         9,076      .16
 trust preferred (undated) /3/
GS Escrow Corp.:
3.23% 2003 /4/                                                                 6,000         5,923
7.00% 2003                                                                     1,550         1,566
7.125% 2005                                                                   25,500        25,446      .16
Riggs Capital Trust, Series A, 8.625% 2026                                     1,500         1,176
Riggs Capital Trust II, Series C, 8.875% 2027                                 25,000        19,188      .10
Development Bank of Singapore Ltd.:/3/
7.875% 2010                                                                    5,000         5,408
7.125% 2011                                                                    5,000         5,165
DBS Capital Funding Corp. 7.657% (undated)                                     6,500         6,611      .08
 /3/ /4/
Tokai Preferred Capital Co. LLC, Series A,                                    19,000        16,661      .08
 9.98%/11.091% noncumulative preferred
 (undated) /3/ /4/
Royal Bank of Scotland Group PLC 7.648%                                       16,000        16,536      .08
 (undated) /4/
Skandinaviska Enskilda Banken AB 7.50%                                        10,405        10,432      .05
 (undated) /3/ /4/
Standard Chartered Bank 1.938% Eurodollar                                     15,000         9,583      .04
 Notes (undated) /4/
AB Spintab:/3/ /4/
6.80% (undated)                                                                5,150         5,244
7.50% (undated)                                                                2,500         2,607      .04
Canadian Imperial Bank of Commerce 3.625%                                     10,000         7,784      .04
 Eurodollar notes (undated) /4/
Bank of Scotland 7.00% (undated) /3/ /4/                                       7,500         7,699      .04
Bank of Nova Scotia 3.625% Eurodollar notes                                   10,000         7,668      .03
 (undated) /4/
Credit Suisse First Boston, Inc. 6.50% 2012                                    7,000         7,062      .03
BCI US Funding Trust I 8.01% noncumulative                                     6,500         6,656      .03
 preferred (undated) /3/ /4/
Chevy Chase Bank, FSB 9.25% 2005                                               4,000         4,040      .02
Komercni Finance BV 9.00%/10.75% 2008 /3/ /8/                                    150           157      .00
                                                                                           493,785     2.36

WIRELESS TELECOMMUNICATION SERVICES  -  2.33%
Nextel Communications, Inc.:
0%/9.75% 2007 /8/                                                             74,325        50,541
0%/10.65% 2007 /8/                                                             5,475         3,997
0%/9.95% 2008 /8/                                                            145,275        95,882
12.00% 2008                                                                    4,000         3,320
Nextel Partners, Inc.:
12.50% 2009 /3/                                                               15,750        13,230
0%/14.00% 2009 /8/                                                            36,029        21,978
11.00% 2010                                                                   21,000        16,380      .99
Cricket Communications, Inc.: /4/
6.25% 2007                                                                    21,070        16,013
6.50% 2007                                                                    94,875        72,105
Leap Wireless International, Inc.:
12.50% 2010                                                                   13,500         9,653
0%/14.50% 2010 /8/                                                            32,325         9,698      .51
Dobson/Sygnet Communications Co. 12.25% 2008                                  11,750        12,338
American Cellular Corp. 9.50% 2009                                            22,400        21,056
Dobson Communications Corp. 10.875% 2010                                      24,750        24,750      .28
Microcell Telecommunications Inc., Series B,                                  42,047        35,319      .17
 14.00% 2006
TeleCorp PCS Inc. 0%/11.625% 2009 /8/                                         26,650        22,919      .11
PanAmSat Corp.:
6.125% 2005                                                                   18,000        17,512
6.375% 2008                                                                    2,000         1,874      .09
Triton PCS, Inc.:
0%/11.00% 2008 /8/                                                             6,000         5,340
9.375% 2011                                                                    5,000         5,038      .05
Centennial Cellular Corp. 10.75% 2008                                         14,920         9,474      .05
CFW Communications Co. 13.00% 2010                                            10,200         7,140      .03
Vodafone AirTouch PLC 7.75% 2010                                               5,000         5,493      .03
PTC International Finance BV 0%/10.75% 2007 /8/                                5,000         4,838      .02
Cellco Finance NV 15.00% 2005                                                    650           622      .00
PageMart Wireless, Inc.: /5/ /7/
15.00% 2005                                                                   19,410           194
0%/11.25% 2008 /8/                                                            33,500            84      .00
                                                                                           486,788     2.33


DIVERSIFIED TELECOMMUNICATION SERVICES - 1.79%
WCG Note Trust 8.25% 2004 /3/                                                 38,000        36,206
Williams Communications Group, Inc.:
10.70% 2007                                                                   19,650         5,895
11.70% 2008                                                                   47,800        14,340
10.875% 2009                                                                  28,000         8,400      .31
U S WEST Capital Funding, Inc. 6.25% 2005                                      6,875         6,738
Qwest Capital Funding, Inc.:
7.90% 2010                                                                    34,575        35,014
7.25% 2011                                                                    13,175        12,763
7.625% 2021                                                                    7,500         7,129      .29
Voicestream Wireless Corp.:
10.375% 2009                                                                  27,663        31,557
0%/11.875% 2009 /8/                                                           27,085        24,033      .27
TCI Communications, Inc. 8.00% 2005                                           15,000        16,038
AT&T Corp.:
7.30% 2011 /3/                                                                17,500        17,894
6.50% 2029                                                                    10,000         8,780
8.00% 2031 /3/                                                                10,000        10,573      .25
PCCW-HKT Capital Ltd. 7.75% 2011 /3/                                          45,250        45,233      .22
Orange PLC 8.75% 2006                                                          8,000         8,429
France Telecom 7.75% 2011 /3/  /4/                                             7,850         8,382      .08
CenturyTel, Inc., Series H, 8.375% 2010                                       15,000        16,072      .08
British Telecommunications PLC 8.375% 2010 /4/                                12,500        13,959      .07
TELUS Corp. 8.00% 2011                                                        11,150        11,862      .06
Allegiance Telecom, Inc.:
0%/11.75% 2008 /8/                                                            14,200         5,680
12.875% 2008                                                                   2,575         1,700      .04
Koninklijke KPN NV 8.00% 2010                                                  6,750         7,013      .03
Singapore Telecommunications Ltd. 7.375%                                       6,000         6,146      .03
 2031 /3/
Verizon Global Funding Corp. 6.75% 2005                                        5,000         5,285      .02
COLT Telecom Group PLC 12.00% 2006                                             5,000         3,750      .02
GT Group Telecom Inc. 0%/13.25% units 2010 /8/                                15,000         2,175      .01
Netia Holdings BV 11.25% 2007  /7/                                             7,500         1,238      .01
NEXTLINK Communications, Inc. 0%/12.125%                                      10,000         1,000      .00
 2009 /8/
                                                                                           373,284     1.79


MULTILINE RETAIL  -  0.78%
J.C. Penney Co., Inc.:
 7.60% 2007                                                                    3,250         3,104
 7.375% 2008                                                                   1,000           960
 6.875% 2015                                                                   3,370         2,780
 7.95% 2017                                                                   42,025        36,562
 9.75% 2021 /9/                                                                3,162         3,004
 8.25% 2022 /9/                                                               24,890        21,530
 7.125% 2023                                                                   4,000         3,200
 8.125% 2027                                                                   9,500         8,170
 7.40% 2037                                                                   24,048        23,327
 7.625% 2097                                                                   8,000         6,198      .52
Federated Department Stores, Inc.:
6.625% 2008                                                                    1,000         1,007
6.625% 2011                                                                   19,050        19,052      .10
Sears, Roebuck and Co. 9.375% 2011                                            12,310        14,509      .07
Wal-Mart Stores, Inc. 5.875% 2005                                             12,000        12,473      .06
Dillard's, Inc.:
 6.43% 2004                                                                    2,000         1,860
 6.69% 2007                                                                      625           538
 6.625% 2008                                                                   1,575         1,315
 6.625% 2018                                                                   1,000           734
 7.13% 2018                                                                      500           387      .02
Saks Inc. 7.375% 2019                                                          3,450         2,381      .01
                                                                                           163,091      .78

COMMUNICATIONS EQUIPMENT  -  0.76%
Crown Castle International Corp.: /8/
0%/10.625% 2007                                                               11,125         8,900
0%/10.375% 2011                                                               46,450        24,619
0%/11.25% 2011                                                                45,500        24,115      .28
Motorola, Inc.:
8.00% 2011                                                                    21,625        21,517
5.22% 2097                                                                    15,000         9,362      .15
Nortel Networks Ltd. 6.125% 2006                                              25,500        21,821      .10
SBA Communications Corp.:
0%/12.00% 2008 /8/                                                             8,675         5,899
10.25% 2009                                                                   21,000        15,120      .10
SpectraSite Holdings, Inc., Series B: /8/
0%/12.00% 2008                                                                38,250        13,770
0%/11.25% 2009                                                                 4,275         1,197      .07
American Tower Corp. 9.375% 2009                                              16,800        11,928      .06
Fairchild Semiconductor Corp. 10.50% 2009                                        650           699      .00
                                                                                           158,947      .76

HOTELS, RESTAURANTS & LEISURE  -  0.72%
Royal Caribbean Cruises Ltd.:
7.00% 2007                                                                     7,000         5,915
8.75% 2011                                                                    31,150        27,412      .16
Mirage Resorts, Inc.:
6.625% 2005                                                                    3,000         3,005
6.75% 2007                                                                     3,250         3,132
6.75% 2008                                                                    10,500        10,056
MGM Mirage, Inc. 8.50% 2010                                                   13,250        13,965      .14
Horseshoe Gaming Holding Corp., Series B,                                     21,500        22,306      .11
 8.625% 2009
Premier Parks Inc.:
9.25% 2006                                                                     1,250         1,303
9.75% 2007                                                                    12,750        13,069
Six Flags, Inc.:
9.50% 2009                                                                     1,875         1,913
8.875% 2010 /3/                                                                2,500         2,491
Six Flags Entertainment Corp. 8.875% 2006                                      2,000         2,090      .10
International Game Technology 7.875% 2004                                     16,000        16,640      .08
Boyd Gaming Corp.:
9.25% 2003                                                                     7,000         7,140
9.25% 2009                                                                     8,500         8,904      .08
Florida Panthers Holdings, Inc. 9.875% 2009                                   10,000        10,425      .05
KSL Recreation Group, Inc. 10.25% 2007                                         1,250         1,194      .00
                                                                                           150,960      .72


ELECTRIC UTILITIES  -  0.64%
Edison Mission Energy:
10.00% 2008                                                                   11,250        11,394
7.73% 2009                                                                    15,720        14,555
9.875% 2011                                                                   15,280        15,734
Mission Energy Holding Co. 13.50% 2008                                        18,075        20,063
Homer City Funding LLC  8.734% 2026                                           10,000         9,584
Midwest Generation, LLC, Series B,                                             6,000         5,863      .37
 8.56% 2016 /9/
Israel Electric Corp. Ltd.:/3/
7.70% 2018                                                                    22,500        21,170
8.10% 2096                                                                    14,405        12,020      .16
AES Corp.:
9.50% 2009                                                                     9,275         8,162
9.375% 2010                                                                    2,525         2,209      .05
Progress Energy, Inc.:
5.85% 2008                                                                     2,500         2,479
7.10% 2011                                                                     2,500         2,631
7.00% 2031                                                                     2,500         2,561      .04
Exelon Corp. 6.75% 2011                                                        1,000         1,031
Exelon Generation Co., LLC 6.95% 2011 /3/                                      1,300         1,351      .01
FirstEnergy Corp., Series B, 6.45% 2011                                        2,250         2,244      .01
                                                                                           133,051      .64

COMMERCIAL SERVICES & SUPPLIES  -  0.60%
Allied Waste North America, Inc.:
7.625% 2006                                                                    5,000         4,888
8.50% 2008 /3/                                                                 2,500         2,563
10.00% 2009                                                                   54,825        55,647      .30
Waste Management, Inc.:
6.875% 2009                                                                    5,050         5,091
7.375% 2010                                                                   11,950        12,379
WMX Technologies, Inc.:
6.375% 2003                                                                    5,050         5,199
7.10% 2026                                                                    10,125        10,556
USA Waste Services, Inc.:
6.50% 2002                                                                     7,000         7,166
7.00% 2004                                                                     4,060         4,246      .22
Cendant Corp. 7.75% 2003                                                      12,000        12,188      .06
KinderCare Learning Centers, Inc., Series B,                                   2,500         2,425      .01
 9.50% 2009
Iron Mountain Inc. 8.75% 2009                                                  1,750         1,824      .01
Safety-Kleen Services, Inc.:/5/ /7/
9.25% 2008                                                                    20,000           200
9.25% 2009                                                                    10,000           100      .00
                                                                                           124,472      .60

AUTOMOBILES  -  0.59%
General Motors Acceptance Corp.:
6.125% 2006                                                                   51,100        50,765
7.75% 2010                                                                     9,500         9,859
6.875% 2011                                                                   26,400        25,933
8.00% 2031                                                                     6,250         6,453      .45
Ford Motor Credit Co.:
6.55% 2002                                                                     3,000         3,043
5.80% 2009                                                                     4,000         3,671
7.25% 2011                                                                     2,460         2,420
7.375% 2011                                                                    5,250         5,215
7.45% 2031                                                                     5,000         4,672      .09
DaimlerChrysler North America Holding                                         10,000        10,411      .05
 Corp. 7.75% 2011
                                                                                           122,442      .59

GAS PRODUCTION & DISTRIBUTION -  0.58%
Nisource Finance Corp.:
7.50% 2003                                                                    24,000        24,774
7.625% 2005                                                                   34,000        35,057
7.875% 2010                                                                   15,725        16,218      .36
Gemstone Investors Ltd. 7.71% 2004 /3/                                        22,500        22,275
Florida Gas Transmission Co. 7.625% 2010 /3/                                  19,000        18,064
El Paso Corp. 7.80% 2031                                                       5,000         4,924      .22
                                                                                           121,312      .58

HEALTH CARE PROVIDERS & SERVICES  -  0.55%
Aetna Inc.:
7.375% 2006                                                                   34,700        34,825
7.875% 2011                                                                   15,625        15,370      .24
Columbia/HCA Healthcare Corp.:
6.87% 2003                                                                    10,575        10,734
6.91% 2005                                                                    10,750        10,858
8.85% 2007                                                                     7,500         8,100
8.70% 2010                                                                     9,500        10,070
HCA - The Healthcare Co. 8.75% 2010                                            5,500         6,023      .22
Clarent Hospital Corp. 11.50% 2005 /5/                                        11,036        10,484      .05
Humana Inc. 7.25% 2006                                                         7,125         7,160      .03
Integrated Health Services, Inc.:/5/ /7/
10.25% 2006 /4/                                                               16,900           169
Series A, 9.50% 2007                                                          87,095           871
Series A, 9.25% 2008                                                          68,298           683      .01
Mariner Health Group, Inc. 9.50% 2006 /5/ /7/                                 15,250           153      .00
                                                                                           115,500      .55

PAPER & FOREST PRODUCTS  -  0.50%
Fort James Corp. 6.625% 2004                                                   2,600         2,433
Georgia-Pacific Corp.:
7.50% 2006                                                                    11,650        10,703
8.125% 2011                                                                   25,050        22,903      .17
Scotia Pacific Co. LLC, Series B:
Class A-2, 7.11% 2014 /9/                                                     15,800        13,331
Class A-3, 7.71% 2028                                                         20,125        14,088      .13
International Paper Co. 6.75% 2011                                            13,250        13,331      .06
Bowater Canada Finance Corp. 7.95% 2011 /3/                                   13,000        13,275      .06
Domtar Inc. 7.875% 2011                                                       10,000        10,496      .05
Advance Agro Capital BV 13.00% 2007                                            4,925         2,980      .02
Pindo Deli Finance Mauritius Ltd.:/7/
10.25% 2002                                                                    4,000           700
10.75% 2007                                                                    1,325           232      .01
Indah Kiat Finance Mauritious Ltd. 10.00% 2007                                 3,050           755      .00
                                                                                           105,227      .50

CONSUMER FINANCE  -  0.50%
Capital One Financial Corp.:
7.25% 2003                                                                     7,500         7,580
8.75% 2007                                                                     3,500         3,522
7.125% 2008                                                                   22,500        20,386
Capital One Bank 6.875% 2006                                                  17,600        17,274
Capital One Capital I 3.78% 2027 /3/ /4/                                      13,500        10,162      .28
MBNA Corp.:
6.75% 2008                                                                    12,500        12,030
Capital B, Series B, 3.03% 2027 /4/                                           32,000        23,076      .17
Household Finance Corp.:
5.75% 2007                                                                     4,000         3,949
6.375% 2011                                                                    3,500         3,395      .03
Providian Financial Corp. 9.525% 2027 /3/                                     10,000         3,500      .02
                                                                                           104,874      .50

INSURANCE  -  0.45%
Allstate Financial Global Funding 5.25%                                       16,750        16,680
 2007 /3/
Allstate Financing II 7.83% 2045                                               5,000         5,141      .10
ING Capital Funding Trust III 8.439%                                           9,125        10,032
 (undated) /4/
ReliaStar Financial Corp. 8.00% 2006                                           8,000         8,781      .09
Prudential Holdings, LLC, Series C,                                           17,250        18,671      .09
 8.695% 2023 /3/
Monumental Global Funding 5.20% 2007 /3/                                      16,750        16,348      .08
Conseco Financing Trust II 8.70% 2026/9/                                      21,075         6,112      .03
Lincoln National Corp. 7.00% 2018                                              6,000         5,980      .03
Equitable Life Assurance Society 6.95%                                         5,000         5,251      .03
 2005 /3/                                                                                   92,996      .45


CONTAINERS & PACKAGING  -  0.44%
Container Corp. of America:
Series B, 10.75% 2002                                                          2,050         2,078
9.75% 2003                                                                    50,550        51,940      .26
Printpack, Inc. 10.625% 2006                                                  20,270        21,284      .10
Owens-Brockway Glass Container Inc.                                           13,000        13,000      .06
 8.875% 2009 /3/
Tekni-Plex, Inc., Series B, 12.75% 2010                                        3,750         3,713      .02
                                                                                            92,015      .44


SPECIALTY RETAIL  -  0.33%
Gap, Inc.:
8.15% 2005 /3/                                                                 5,100         4,748
6.90% 2007                                                                     2,000         1,680      .26
8.80% 2008 /3/                                                                51,405        48,163
Toys "R" Us, Inc. 7.625% 2011 /3/                                             10,755        10,679      .05
Office Depot, Inc. 10.00% 2008                                                 2,500         2,713      .01
Petco Animal Supplies, Inc. 10.75% 2011 /3/                                    1,375         1,437      .01
                                                                                            69,420      .33

METALS & MINING  -  0.26%
Freeport-McMoRan Copper & Gold Inc.:
7.50% 2006                                                                    13,500        10,091
7.20% 2026                                                                    18,000        16,425      .13
Allegheny Technologies, Inc. 8.375% 2011 /3/                                  10,500        10,633      .05
BHP Finance Ltd. 6.75% 2013                                                   10,000        10,135      .05
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                   9,500         3,088      .01
Inco Ltd. 9.60% 2022                                                           2,625         2,724      .01
Luscar Coal Ltd. 9.75% 2011 /3/                                                1,500         1,598      .01
                                                                                            54,694      .26

REAL ESTATE  -  0.22%
ProLogis Trust 7.05% 2006                                                     12,000        12,396      .06
FelCor Suites LP 7.375% 2004                                                  10,750        10,858      .05
Security Capital Group Inc. 7.15% 2007                                        10,000        10,319      .05
EOP Operating LP 8.10% 2010                                                    6,500         7,119      .03
Irvine Co. 7.46% 2006 /3/ /5/                                                  5,000         5,124      .03
                                                                                            45,816      .22

OIL & GAS  -  0.18%
Pogo Producing Co. 10.375% 2009                                               10,000        10,825      .05
Oryx Energy Co. 8.125% 2005                                                    8,500         9,111      .04
Newfield Exploration Co.:
Series B, 7.45% 2007                                                           6,000         5,979
7.625% 2011                                                                    1,500         1,460      .04
OXYMAR 7.50% 2016 /3/                                                          8,000         6,569      .03
Clark Refining & Marketing, Inc. 8.875% 2007                                   3,700         2,886      .01
Pemex Master Trust 7.875% 2009 /3/                                             1,600         1,609      .01
                                                                                            38,439      .18

AIRLINES  -  0.18%
Northwest Airlines, Inc.:
8.375% 2004                                                                     7000         6,580
7.625% 2005                                                                    1,750         1,558
8.875% 2006                                                                   10,730         9,657      .09
Delta Air Lines, Inc.:
7.70% 2005                                                                     2,000         1,880
7.90%  2009                                                                    7,000         6,440      .04
United Air Lines, Inc. 9.00% 2003                                              8,000         5,840      .03
AMR Corp.  9.00% 2012                                                          5,000         4,600      .02
                                                                                            36,555      .18

OTHER INDUSTRIES  -  1.23%
Williams Holdings of Delaware, Inc. 6.25% 2006                                 7,000         6,815
Williams Companies, Inc.:
7.125% 2011                                                                   42,000        40,027
6.75% 2017                                                                     3,000         2,853      .24
Atlas Air, Inc., Series 1998-1, Class A,                                      30,991        28,336      .14
 7.38% 2019 /9/
Levi Strauss & Co.:
6.80% 2003                                                                     2,800         2,632
11.625% 2008                                                                  15,630        15,630      .09
Compaq Computer Corp. 6.20% 2003                                              12,500        12,563      .06
Hutchison Whampoa International Ltd.:
7.00% 2011 /3/                                                                 5,000         5,079
7.45% 2017 /3/                                                                 6,750         6,810      .06
Rite Aid Corp.:
 7.125% 2007                                                                   3,035         1,669
 6.875% 2013                                                                   7,425         3,453
 7.70% 2027                                                                   10,440         5,063
 6.875% 2028 /3/                                                               3,750         1,688      .06
Citigroup Inc. 7.45% 2002                                                     10,000        10,171      .05
Hyundai Semiconductor America, Inc. 8.625%                                    16,110         9,374      .04
 2007 /3/
Boyds Collection, Ltd., Series B, 9.00% 2008                                   8,886         9,153      .04
Flextronics International Ltd. 8.75% 2007                                      7,500         7,725      .04
Wharf Capital International, Ltd. 8.875% 2004                                  7,000         7,705      .04
Gruma, SA de CV 7.625% 2007                                                    7,750         7,421      .04
Equistar Chemicals, LP 8.50% 2004                                              7,500         7,412      .04
VF Corp.:
8.10% 2005                                                                     1,500         1,625
8.50% 2010                                                                     5,250         5,759      .03
Canandaigua Wine Co., Inc.:
8.75% 2003                                                                     5,000         4,963
Series C, 8.75% 2003                                                           1,250         1,250      .03
TRW Inc. 7.75% 2029                                                            5,810         5,566      .03
BAE SYSTEMS, Series 2001, Class G, MBIA                                        5,510         5,632      .03
 Insured, 6.664% 2013 /3/ /9/
Reliance Industries Ltd.:/3/
10.50% 2046                                                                    2,250         2,160
Series B, 10.25% 2097                                                          3,125         2,781      .02
Kraft Foods Inc. 5.625% 2011                                                   5,000         4,914      .02
Aurora Foods Inc.:
Series B, 9.875% 2007                                                          2,136         2,104
Series D, 9.875% 2007                                                          2,500         2,463      .02
Kellogg Co.:
6.00% 2006                                                                     3,000         3,077
6.60% 2011                                                                     1,250         1,284      .02
Dana Corp. 9.00% 2011 /3/                                                      4,950         4,554      .02
AGCO Corp. 9.50% 2008                                                          3,500         3,701      .02
Zilog, Inc. 9.50% 2005 /7/                                                     9,100         3,322      .02
Teekay Shipping Corp.:
8.875% 2011                                                                    2,000         2,085
8.875% 2011 /3/                                                                1,125         1,173      .01
Terex Corp.:
9.25% 2011 /3/                                                                 1,000         1,030
Class B, 10.375% 2011                                                          2,000         2,170      .01

Salton/Maxim Housewares, Inc. 10.75% 2005                                      1,375         1,406      .01
Gearbulk Holding Ltd. 11.25% 2004                                              1,000         1,025      .00
International Shipholding Corp., Series B,                                     1,150           920      .00
 7.75% 2007
Elizabeth Arden, Inc., Series B, 11.75% 2011                                     625           581      .00
Kroger Co. 7.00% 2018                                                            200           202      .00
                                                                                           257,326     1.23


Collateralized mortgage-/asset-backed
 obligations /9/ (excluding those issued by
 federal agencies) -  3.07%
Green Tree Financial Corp.:
Series 1993-2, Class B, 8.00%  2018                                           14,000        13,388
Series 1995-4, Class B-2, 7.70% 2025                                           1,900           989
Series 1995-3, Class B-2, 8.10% 2025                                          16,121         8,881
Series 1995-2, Class B-2, 8.80% 2026                                          11,457         6,022
Series 1996-2, Class B-2, 7.90% 2027                                          12,950         6,502
Series 1996-10, Class B-2, 7.74% 2028                                          8,369         4,156
Series 1997-8, Class B-2, 7.75% 2028                                           6,487         2,580
Series 1997-1, Class B-2, 7.76% 2028                                           9,781         3,908
Series 1997-2, Class B-2, 8.05% 2028                                           3,297         1,350
Series 1998-4, Class B-2, 8.11% 2028                                           6,572         2,731
Series 1997-6, Class B-2, 7.75% 2029                                          10,611         3,903
Series 1998-3, Class B-2, 8.07% 2030                                           4,842         1,878
Conseco Finance Home Equity Loan Trust:
Series 1999-G, Class B-2, 10.96% 2029                                         18,188         8,610
Series 2000-A, Class BV-2, 4.62% 2031 /4/                                      9,350         7,761      .35
Merrill Lynch Mortgage Investors, Inc.:
Series 1995-C3, Class A-3, 7.052% 2025 /4/                                    24,071        25,155
Series 1996-C2, Class A-1, 7.57% 2028 /4/                                        588           597
Series 1999-C1, Class A-2, 7.56% 2031                                         11,750        12,737      .18
MBNA Master Credit Card Trust:
Series 1999-D, Class B, 6.95% 2008 /3/                                         4,700         4,869
Series 1998-E, Class C, 6.60% 2010 /3/                                        22,500        22,853      .13
Jet Equipment Trust:/3/
Series 1995-B, 10.91% 2014                                                     4,750         3,130
Series 1995-B, Class A, 7.63% 2015                                             3,357         2,857
Series 1995-A, Class B, 8.64% 2015                                            12,377        10,503
Series 1995-B, Class C, 9.71% 2015                                             5,500         3,615
Series 1995-A, Class C, 10.69% 2015                                            5,000         3,593      .11
L.A. Arena Funding, LLC, Series 1, Class A,                                   21,634        22,000      .10
 7.656% 2026 /3/
Collateralized Mortgage Obligation Trust,                                     19,688        20,063      .10
 Series 63, Class Z, 9.00% 2020
Continental Airlines, Inc.:
Series 1998-3, Class C-1, 7.08% 2004                                             685           575
Series 1996, Class A, 6.94% 2015                                               6,886         6,406
Series 2001-1, Class B,  7.373% 2015                                           6,000         5,205
Series 1996, Class C, 9.50% 2015                                               4,973         3,804
Series 2000-1, Class A-1, 8.048% 2020                                          4,309         3,959      .10
GS Mortgage Securities Corp. II, Series 1998-C1,                              20,000        19,922      .10
 Class D, 7.243% 2030 /4/
Team Fleet Financing Corp.: /3/
Series 1996-1, Class A, 6.65% 2002                                               833           838
Series 1999-3A, Class D, 7.60% 2003                                            7,000         7,027
Series 2001-3A, Class B, 6.13% 2004                                            5,305         5,302
Series 2001-3A, Class A, 2.83% 2005 /4/                                        6,750         6,746      .10
GMAC Commercial Mortgage Securities, Inc.,                                    20,750        18,656      .09
 Series 1997-C2, Class E, 7.624% 2011
First USA Credit Card Master Trust:/3/
Series 1997-4, Class A, 2.74% 2010 /4/                                         6,500         6,240
Series 1998-6, Class C, 6.16% 2011                                             2,000         1,961
Series 1998-2, Class C, 6.80% 2011                                             8,500         8,634      .08
Pegasus Aviation Lease Securitization,                                        19,000        16,150      .08
 Series 2000-1, Class A-2, 8.37% 2030 /3/
First Union-Lehman Brothers-Bank of America                                   15,500        16,101      .08
 Commerical Mortgage Trust, Series 1998-C2,
 6.28% 2035
Deutsche Mortgage & Asset Receiving Corp.,                                    14,521        15,064      .07
 Series 1998-C1, Class A-1,  6.22% 2031
AmSouth Auto Trust, Series 2000-1, Class C,                                   14,260        14,946      .07
 7.44% 2007
Airplanes Pass-Through Trust:
Class B, 2.57% 2019 /4/                                                       11,660         9,328
Class 1-C, 8.15% 2019 /5/                                                     11,894         5,353      .07
SMA Finance Co., Inc., Series 1998-C1,                                        14,112        14,582      .07
 Class A-1, 6.27% 2032 /3/
Bear Stearns Commercial Mortgage
 Securities Inc.:
Series 1999-C1, Class X, interest only,                                       86,284         4,912
 1.181% 2031 /4/
Series 2001-TOP2, Class A-2, 6.48% 2035                                        7,665         7,853      .06
PRIME Capital Hurricane Ltd. 8.376% 2004 /3/ /4/                              12,500        12,656      .06
CS First Boston Mortgage Securities Corp.,                                    10,623        11,051      .05
 Series 1998-C1, Class A-1A, 6.26% 2040
American Airlines Inc., Series 2001-2,                                        10,810        10,791      .05
 Class B, 8.608% 2011 /3/
Fannie Mae Trust, Series 2001-50, Class BA,                                   10,377        10,693      .05
 7.00% 2041
Structured Asset Securities Corp.:  /4/
Series 1998-RF2, Class A, 8.528% 2027 /3/                                      1,502         1,609
Series 1998-RF1, Class A,  8.664% 2027 /3/                                     1,138         1,197
Series 1999-BC1, Class M2, 3.06% 2029                                          7,500         7,561      .05
Metris Master Trust: /4/
Series 1997-2, Class C, 2.789% 2006 /3/                                        5,000         4,998
Series 2001-1, Class B, 2.539% 2007                                            1,000         1,000
Series 2001-4, Class B, 3.139% 2008                                            3,000         2,988      .04
NPF XII, Inc.: /3/
Series 1999-3, Class B, 2.888% 2003 /4/                                        3,000         3,001
Series 2001-1, Class A,  2.425% 2004  /4/                                      5,000         5,001
Series 2001-3, Class A, 5.52% 2007                                             1,000           975      .04
Holmes Financing PLC:/4/
Series 2, Class 1-C, 3.027% 2040                                               5,750         5,748
Series 3, Class 1-C, 3.027% 2040                                               1,750         1,749
Series 5, Class 1-C, 3.513% 2040                                               1,250         1,250      .04
Mediterranean Re PLC 7.95% 2005 /3/  /4/                                       9,000         8,730      .04
Lease Investment Flight Trust, Series 1,                                       9,782         8,297      .04
 Class B-1, 2.94% 2031 /4/
GE Capital Mortgage Services, Inc., Series                                     8,063         8,186      .04
 1994-9, Class A-9, 6.50% 2024
Santa Barbara Bank & Trust Automobile Loan                                     7,936         8,127      .04
 Securitization Corp., Series 2001-A, Class A,
 6.13% 2007 /3/
NeHi, Inc. 6.196% 2003 /3/ /4/                                                 8,000         8,082      .04
Fleet Credit Card Master Trust II, Series                                      8,000         8,013      .04
 1999-A, Class C, 2.846% 2004 /3/ /4/
US Airways, Inc., Series 2001-1G, 7.076% 2021                                  7,861         7,889      .04
Morgan Stanley Capital I, Inc., Series 1998-WF2,                               7,357         7,681      .04
 Class A-1, 6.34% 2030
First Nationwide Trust, Series 1999-2,                                         6,720         6,808      .03
 Class 1PA-1, 6.50% 2029
Tobacco Settlement Financing Corp., Series                                     6,750         6,652      .03
 2001-A, 6.36% 2025
PNC Mortgage Securities Corp., Series 1998-10,                                 6,737         6,594      .03
 Class 1-B1, 6.50% 2028 /3/
Residential Reinsurance 2001 Ltd. 7.071%                                       6,000         6,000      .03
 2004 /3/ /4/
America West Airlines, Inc., Series 2000-1,                                    5,736         5,745      .03
 Class G, AMBAC Insured, 8.057% 2020
Chase Commercial Mortgage Securities Corp.,                                    5,292         5,518      .03
 Series 1998-1, Class A-1, 6.34% 2030
Rental Car Finance Corp.: /3/
Series 1997-1, Class C-2, 2.88% 2005 /4/                                       2,000         1,967
Series 1999-1A, Class D, 7.10% 2007                                            2,500         2,458      .02
Metropolitan Asset Funding, Inc., Series                                       4,669         4,314      .02
 1998-A, Class B-1, 7.728% 2014 /3/
H. S. Receivables Corp., Series 1999-1,                                        4,063         4,212      .02
 Class A, 8.13% 2006 /3/
Delta Air Lines, Inc., Series 1992-A2,                                         5,000         4,037      .02
 9.20% 2014
Residential Funding Mortgage Securities I,                                     3,850         3,851      .02
 Inc., Series 1998-S17, Class M-1, 6.75% 2028
Providian Master Trust, Series 2000-1,                                         4,000         3,780      .02
 Class C, 2.97% 2009 /3/ /4/
United Air Lines, Inc., Series 1996-A2,                                        5,000         3,597      .02
 7.87% 2019
Nebhelp Trust, Student Loan Interest Margin                                    3,312         3,390      .02
 Securities, Series 1998-1, Class A, MBIA
 Insured, 6.68% 2016 /3/
Ford Credit Auto Owner Trust, Series 1999-B,                                   3,000         3,088      .01
 Class C, 6.65% 2003
Capital One Master Trust, Series 1999-1,                                       2,500         2,620      .01
 Class C, 6.60% 2007 /3/
Aircraft Finance Trust, Series 1999-1,                                         2,536         2,490      .01
 Class A-2, 2.32% 2024 /4/
Northwest Airlines, Inc.:
8.52% 2004                                                                     1,500         1,410
Class G, Series 1999-3, 7.935% 2020                                              956           980      .01
DLJ Mortgage Acceptance Corp., Series                                          2,064         2,159      .01
 1997-CF1, Class A-1A, 7.40% 2006 /3/
Western Capital Ltd. 6.97% 2003 /3/ /4/                                        1,700         1,687      .01
Security National Mortgage Loan Trust,                                         1,680         1,686      .01
 Series 2001-3A, Class A-2, 5.37% 2014 /3/
Toyota Auto Lease Trust, Series 1998-C,                                        1,675         1,678      .01
 Class B, 3.90% 2006 /3/ /4/
Grupo Financiero Banamex-Accival, SA de                                        1,464         1,346      .01
 CV 0% 2002 /3/
MMCA Auto Owner Trust, Class B:
Series 2000-1, 7.55% 2005                                                      1,000         1,065
Series 2001-2, 5.75% 2007                                                        500           512      .01
Financial Asset Securitization, Inc.,                                          1,003         1,022      .00
 Series 1997-NAM1, Class B-1, 7.75% 2027
Embarcadero Aircraft Securitization Trust,                                       358           346      .00
 Series 2000, Class A-2, 2.30% 2025 /3/ /4/
                                                                                           642,480     3.07


Federal Agency Obligations: Mortgage
 pass-throughs /9/ - 1.44%
Government National Mortgage Assn.:
6.00% 2029 - 2031                                                             40,474        39,867
7.00% 2022 - 2029                                                             28,372        29,161
7.50% 2017 - 2030                                                             73,061        76,211
8.00% 2017 - 2023                                                              8,265         8,712
8.50% 2017 - 2021                                                              2,288         2,438
9.00% 2016                                                                       337           362
9.50% 2009 - 2021                                                              3,643         3,892
10.00% 2020 - 2025                                                            26,431        29,988      .91
Fannie Mae:
5.50% 2016                                                                    19,813        19,565
6.00% 2016                                                                    19,629        19,757
6.50% 2031                                                                     5,694         5,728
7.00% 2016 - 2031                                                             19,755        20,280
7.50% 2023 - 2031                                                              9,943        10,334
8.00% 2024                                                                     1,462         1,559
9.00% 2010                                                                     1,318         1,434
9.50% 2022                                                                     2,092         2,287
10.00% 2018 - 2025                                                             4,079         4,581      .41
Freddie Mac:
6.00% 2032                                                                    19,960        19,661
8.50% 2008 - 2010                                                              2,111         2,224
9.00% 2007                                                                     1,459         1,553
11.00% 2018                                                                    1,612         1,833      .12
                                                                                           301,427     1.44


Federal agency obligations: collateralized
 mortgage obligations /9/ - 0.15%
Fannie Mae:
Series 1996-4, Class ZA, 6.50% 2022                                            7,774         7,825
Series 2001-4, Class GA, 10.025% 2025 /4/                                      6,042         6,770
Series 2001-4, Class NA, 11.696% 2025 /4/                                        504           574
Series 2001-20, Class E, 9.593% 2031 /4/                                       6,509         7,175
Series 2001-T10, Class A-1, 7.00% 2041                                         6,506         6,579      .14
Freddie Mac:
Series 178, Class Z, 9.25% 2021                                                  926           974
Series 2289-NB, 10.912% 2022 /4/                                               1,532         1,739      .01
                                                                                            31,636      .15

Other federal agency obligations  -  0.31%
Fannie Mae:
6.50% 2004                                                                     8,000         8,521
Medium Term Note, 6.75% 2028                                                  30,000        28,720
7.25% 2030                                                                     2,750         3,104      .20
Federal Home Loan Bank Bonds 4.875% 2004                                      22,750        23,393      .11
                                                                                            63,738      .31

Government & governmental authorities
 (excluding U.S.) - 0.46%
United Mexican States Government Eurobonds,
 Global:
0% 2003                                                                        5,387             5
8.375% 2011                                                                    5,050         5,277
7.50% 2012                                                                     2,155         2,131
11.375% 2016                                                                  19,684        24,605
8.125% 2019                                                                    4,580         4,523
8.30% 2031                                                                     4,610         4,575      .20
Panama (Republic of):
Interest Reduction Bond 4.75% 2014 /4/ /9/                                       741           676
10.75% 2020                                                                    1,250         1,344
8.875% 2027                                                                   11,500        10,753
9.375% 2029                                                                    5,000         5,288      .09
Turkey (Republic of) 12.375% 2009                                             11,750        12,314      .06
Poland (Republic of), Past Due Interest Bond,                                  8,910         8,948      .04
 Bearer 6.00% 2014 /4/ /9/
Brazil (Federal Republic of), Debt Conversion
 Bond, Series L:
Bearer, 3.25% 2012 /4/ /9/                                                     5,000         3,519
3.25% 2012 /4/ /9/                                                             3,750         2,639      .03
Philippines (Republic of) 8.875% 2008                                          6,000         6,045      .03
Dominican Republic 9.50% 2006 /3/                                              2,135         2,236      .01
Russian Federation 5.00% 2030 /4/ /9/                                          1,770         1,089      .00
Venezuela (Republic of) Eurobond 2.875%                                          571           409      .00
 2007 /4/ /9/
                                                                                            96,376      .46


U.S. TREASURY NOTES AND BONDS  -  1.92%
 6.625% May 2002                                                               6,000         6,093
 6.375% August 2002                                                           10,000        10,239
 5.25% May 2004                                                               15,000        15,638
 7.25% May 2004                                                               10,000        10,850
 7.50% February 2005                                                          25,000        27,641
 6.75% May 2005                                                               55,000        59,744
 3.375% January 2007 /10/                                                     52,629        53,353
 3.625% January 2008 /10/                                                     71,379        72,851
 10.00% May 2010                                                              35,500        41,829
 5.00% February 2011                                                           9,000         8,983
 Principal Strip 0% November 2011                                             20,595        12,210
 8.875% August 2017                                                           10,025        13,401
 8.875% February 2019                                                         15,000        20,266
 7.875% February 2021                                                         20,000        25,072
 6.25% August 2023                                                            20,000        21,378
 Principal Strip 0% November 2027                                             11,670         2,675     1.92
                                                                                           402,223     1.92


TOTAL BONDS AND NOTES (cost: $6,157,326,000)                                             5,677,949    27.16



                                                                          Principal        Market  Percent
                                                                             Amount         Value   of Net
Short-Term Securities                                                         (000)         (000)   Assets

Federal Agency Short Term Obligations  -  6.63%
Fannie Mae 1.57%-2.20% due 2/7-8/5/2002                                   $ 632,925     $ 630,348    3.02%
Freddie Mac 1.565%-2.165% due 2/7-6/20/2002                                  389,765       388,976     1.86
Federal Home Loan Banks 1.66%-2.17% due                                      280,300       279,409     1.34
 2/6-6/13/2002
Federal Farm Credit Bank 1.74% due 4/23/2002                                  36,500        36,355      .17
Sallie Mae 3.556% due 2/21/2002                                               25,000        25,000      .12
International Bank for Reconstruction and                                     25,000        24,961      .12
 Development 1.75% due 3/4/2002
                                                                                         1,385,049     6.63

Corporate Short-Term Notes  -  4.65%
J.P. Morgan Chase & Co. 1.77%-1.78% due                                       45,000        44,834
 4/2-4/30/2002
Park Avenue Receivables Corp. 1.70%-1.75%                                     35,000        34,934      .38
 due 2/27-3/21/2002 /3/
GE Financial Assurance Holdings Inc.                                          53,000        52,962
 1.74%-1.83% due 2/5-3/11/2002 /3/
General Electric Capital Corp. 1.93%                                          24,300        24,299      .37
 due 2/1/2002
Kraft Foods Inc. 1.65%-1.75% due 2/20-3/20/2002                               75,900        75,804      .36
Procter & Gamble Co. 1.895%-2.00% due                                         75,000        74,900      .36
 2/20-2/28/2002/3/
Coca-Cola Co. 1.71%-1.97% due 2/21-4/26/2002                                  73,400        73,247      .35
Abbott Laboratories 1.70%-1.72% due                                           64,619        64,419      .31
 3/8-4/23/2002/3/
American Express Credit Corp. 1.65%-1.85%                                     62,700        62,560      .30
 due 2/1-4/16/2002
Ford Motor Credit Co. 1.69%-1.86% due                                         61,800        61,751      .30
 2/8-2/22/2002
Gannett Co., Inc. 1.64%-1.73% due                                             53,700        53,666      .26
 2/11-2/15/2002 /3/
Triple-A One Funding Corp. 1.78%-1.80%                                        52,048        52,034      .25
 due 2/5-2/6/2002
Three Rivers Funding Corp. 1.72%-1.80%                                        50,500        50,459      .24
 due 2/4-2/21/2002
Verizon Network Funding Co. 1.72%-1.79%                                       44,998        44,908      .21
 due 2/6-4/23/2002
Wells Fargo & Co. 1.79%-1.81% due 3/5-3/19/2002                               40,400        40,319      .19
E.W. Scripps Co. 1.78%-2.02% due                                              35,000        34,964      .17
 2/13-2/28/2002 /3/
Merck & Co., Inc. 1.82%-2.02% due 3/8-4/29/2002                               30,900        30,828      .15
Tribune Co. 2.05%-2.07% due 2/12-2/13/2002 /3/                                30,200        30,178      .14
SBC Communications Inc. 1.95%-2.05% due                                       27,300        27,265      .13
 2/19-3/6/2002/3/
Private Export Funding Corp. 1.80% due 5/7/2002                               25,000        24,880      .12
Monsanto Co. 2.03% due 2/12/2002                                              13,600        13,591      .06
                                                                                           972,802     4.65

U.S. Treasuries  -  0.75%
U.S. Treasury Bills 1.785%-2.15% due                                         158,000       157,421      .75
 2/7-7/5/2002
                                                                                           157,421      .75


TOTAL SHORT-TERM SECURITIES                                                              2,515,272    12.03
 (cost: $2,515,282,000)


TOTAL INVESTMENT SECURITIES                                                             20,863,692    99.81
 (cost: $19,797,636,000)
Excess of cash and receivables over payables                                                39,664      .19

NET ASSETS                                                                             $20,903,356  100.00%


/1/ Non-income-producing security.
/2/ The fund owns 5.42%, 5.00%, 10.61% and 8.49%
 of the outstanding voting securities of
 R.J. Reynolds Tobacco Holdings, PACCAR, Wilshire
 Financial Services Group, and Clarent
 Hospital, respectively, and thus is considered an affiliate as defined in the Investment
 Company Act of 1940.
/3/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to the public may require registration.
/4/ Coupon rate may change periodically.
/5/ Valued under procedures established by
 the Board of Directors.
/6/ Payment in kind; the issuer has the option
 of paying additional securities in lieu of cash.
/7/ Company not making interest (or dividend)
 payments; bankruptcy proceedings pending.
/8/ Step bond; coupon rate will increase at a
 later date.
/9/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
 Therefore, the effective maturities
 are shorter than the stated maturities.
/10/ Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements

Income Fund of America

Equity Securities Added                                Equity Securities Eliminated
   Since July 31, 2001                                     Since July 31, 2001

 1. AES Trust                                           1. Advanced Micro Devices
 2. Agilent Technologies                                2. AMCV Capital Trust
 3. American Financial Group                            3. Anglogold
 4. Analog Devices                                      4. AssiDoman
 5. BANK ONE                                            5. AT&T Wireless Services
 6. Brambles Industries                                 6. Bank of Scotland
 7. Clarent Hospital                                    7. Canadian National Railway
 8. CMS Energy                                          8. China Mobile
 9. Electronic Data Systems                             9. Cinergy
10. Hang Lung Group                                    10. CNET
11. Hellenic Telecommunications                        11. Comunicacion Celular
12. Husky Energy                                       12. Crompton
13. ImClone Systems                                    13. Dana
14. Ingersoll-Rand                                     14. El Paso
15. Irish Life & Permanent                             15. Global Crossing
16. Juniper Networks                                   16. J.C. Penney
17. Kerr-McGee                                         17. Millennium Chemicals
18. Kimberly-Clark                                     18. Niagara Mohawk Holdings
19. Kingfisher                                         19. Norfolk Southern
20. Koninklijke Ahold                                  20. Northeast Utilities
21. LSI Logic                                          21. Origin Energy
22. Motorola                                           22. Pacific Century Financial
23. National City                                      23. PNC Financial Services Group
24. Nortel Networks                                    24. PowerGen
25. Providian Financial                                25. Pro Mos Technologies
26. Sara Lee                                           26. PSINet
27. Societe Generale                                   27. Rhythms NetConnections
28. TranSwitch                                         28. Rockwell Automation
29. TXU                                                29. Rockwell Collins
30. Unibail                                            30. Safeway
31. Unilever                                           31. Smiths Group
32. XO Communications                                  32. Tower Automotive Capital Trust
                                                       33. Tultex
                                                       34. UAL
                                                       35. Ultramar Diamond Shamrock
                                                       36. UnitedGlobalCom
                                                       37. V2 Music Holdings
                                                       38. Vivendi Universal
                                                       39. Wisconsin Energy

Income Fund of America
Financial statements

Statement of assets and liabilities                                               Unaudited
at January 31, 2002                                                        (dollars in  thousands)

Assets:
 Investment securities at market
  (cost: $19,797,636)                                                                          $20,863,692
 Cash                                                                                                3,879
 Receivables for -
  Sales of investments                                                         $92,216
  Sales of fund's shares                                                        58,730
  Dividends and interest                                                       131,402             282,348
                                                                                                21,149,919
Liabilities:
 Payables for -
  Purchases of investments                                                     217,744
  Repurchases of fund's shares                                                  14,374
  Management services                                                            4,407
  Other expenses                                                                10,038             246,563
Net assets at January 31, 2002                                                                 $20,903,356

 Total authorized capital stock -
   3,000,000,000 shares, $.001 par value
 Class A shares:
  Net assets                                                                                   $20,003,896
  Shares outstanding                                                                         1,264,372,700
  Net asset value per share                                                                         $15.82
 Class B shares:
  Net assets                                                                                      $514,007
  Shares outstanding                                                                            32,616,460
  Net asset value per share                                                                         $15.76
 Class C shares:
  Net assets                                                                                      $307,696
  Shares outstanding                                                                            19,539,640
  Net asset value per share                                                                         $15.75
 Class F shares:
  Net assets                                                                                       $77,757
  Shares outstanding                                                                             4,917,530
  Net asset value per share                                                                         $15.81




Statement of operations                                                                          Unaudited
for the six months ended January 31, 2002                                  (dollars in  thousands)
Investment income:
 Income:
  Dividends                                                                   $211,394
  Interest                                                                     313,363            $524,757

 Expenses:
  Management services fee                                                       27,650
  Distribution expenses - Class A                                               23,858
  Distribution expenses - Class B                                                1,874
  Distribution expenses - Class C                                                  914
  Distribution expenses - Class F                                                   59
  Transfer agent fee - Class A                                                   6,069
  Transfer agent fee - Class B                                                     128
  Administrative services fees - Class C                                           164
  Administrative services fees - Class F                                            44
  Reports to shareholders                                                          481
  Registration statement and prospectus                                            324
  Postage, stationery and supplies                                                 919
  Directors' fees                                                                   99
  Auditing and legal fees                                                           65
  Custodian fee                                                                    655
  Taxes other than federal income tax                                                1
  Other expenses                                                                     8              63,312
 Net investment income                                                                            $461,445

Realized loss and unrealized
 depreciation on investments:
 Net realized loss                                                                                (264,916)
 Net unrealized depreciation on investments                                                       (251,136)
  Net realized loss and
   unrealized depreciation
   on investments                                                                                 (516,052)
 Net decrease in net assets resulting
  from operations                                                                                 $(54,607)









Statement of changes in net assets                                         (dollars in  thousands)

                                                                            Six months
                                                                                ended           Year ended
                                                                           January 31,            July 31,
                                                                              2002 /1/                 2001
Operations:
 Net investment income                                                        $461,445            $968,199
 Net realized (loss) gain on investments                                      (264,916)            218,923
 Net unrealized (depreciation) appreciation
  on investments                                                              (251,136)          1,501,194
  Net (decrease) increase in net assets
   resulting from operations                                                   (54,607)          2,688,316
Dividends and distributions paid to
 shareholders:
 Dividends from net investment income:
  Class A                                                                     (485,076)           (920,822)
  Class B                                                                       (8,063)             (4,447)
  Class C                                                                       (3,823)               (558)
  Class F                                                                       (1,148)               (161)
 Distributions from net realized gain on investments:
  Class A                                                                     (191,613)           (540,219)
  Class B                                                                       (4,250)             (1,844)
  Class C                                                                       (2,256)                -
  Class F                                                                         (593)                -
   Total dividends and distributions                                          (696,822)         (1,468,051)

Capital share transactions:
 Proceeds from shares sold                                                   2,311,180           2,195,734
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                            609,942           1,292,677
 Cost of shares repurchased                                                 (1,150,551)         (2,955,491)
  Net increase in net assets resulting
   from capital share transactions                                           1,770,571             532,920
Total increase in net assets                                                 1,019,142           1,753,185

Net assets:
 Beginning of period                                                        19,884,214          18,131,029
 End of period (including undistributed
  net investment income: $234,614 and $271,279,
  respectively)                                                            $20,903,356         $19,884,214

/1/ Unaudited.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 5.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by authority of the fund's Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, and other receivables and payables, on a book basis, were $989,000 for the six months ended January 31, 2002.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of January 31, 2002, the cost of investment securities for federal income tax reporting purposes was $19,803,238,000. Net unrealized appreciation on investments aggregated $1,060,454,000; $2,439,931,000 related to appreciated securities and $1,379,477,000 related to depreciated securities. For the six months ended January 31, 2002, the fund realized tax basis net capital losses of $263,560,000. In addition, the fund has recognized, for tax purposes, net losses relating to non-U.S. currency transactions totaling $5,122,000 which were realized during the period November 1, 2000 through July 31, 2001.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $27,650,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.250% per annum of the first $500 million of daily net assets decreasing to 0.129% of such assets in excess of $44 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% on the fund's monthly gross investment income. For the six months ended January 31, 2002, the management services fee was equivalent to an annualized rate of 0.273% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the six months ended January 31, 2002, aggregate distribution expenses were $23,858,000, equivalent to an annualized rate of 0.24% of average daily net assets attributable to Class A shares.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended January 31, 2002, aggregate distribution expenses were $1,874,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the six months ended January 31, 2002, aggregate distribution expenses were $914,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended January 31, 2002, aggregate distribution expenses were $59,000, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class F shares.

As of January 31, 2002, aggregate distribution expenses payable to AFD for all share classes were $7,812,000.

AFD received $6,823,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended January 31, 2002. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $6,197,000 was incurred during the six months ended January 31, 2002, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of January 31, 2002, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $1,120,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended January 31, 2002, total fees under the agreement were $208,000. As of January 31, 2002, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $49,000.

DEFERRED DIRECTORS' FEES - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of January 31, 2002, the cumulative amount of these liabilities was $919,000. Directors' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED OFFICERS AND DIRECTORS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,893,747,000 and $3,354,720,000, respectively, during the six months ended January 31, 2002.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended January 31, 2002, the custodian fee of $655,000 includes $99,000 that was paid by these credits rather than in cash.

For the six months ended January 31, 2002, the fund reclassified $6,822,000 from undistributed net realized gains to additional paid-in-capital to reflect permanent differences between book and tax reporting.

As of January 31, 2002, net assets consisted of the following:

                                                                       (dollars in thousands)
Capital paid in on shares of capital stock                                        $19,876,540
Undistributed net investment income                                                   234,614
Accumulated net realized loss                                                        (273,731)
Net unrealized appreciation                                                         1,065,933
Net assets                                                                        $20,903,356

Capital share transactions in the fund were as follows:



                                                                          Six Months        Six Months
                                                                               Ended             Ended
                                                                         January 31,       January 31,
                                                                                 2002              2002
                                                                         Amount(000)            Shares
Class A Shares:
  Sold                                                                    $1,743,065       109,438,003
  Reinvestment of dividends and distributions                                592,207        38,176,326
  Repurchased                                                             (1,117,192)      (70,328,889)
   Net increase in Class A                                                 1,218,080        77,285,440
Class B Shares: /1/
  Sold                                                                       277,989        17,494,432
  Reinvestment of dividends and distributions                                 10,819           698,797
  Repurchased                                                                (16,851)       (1,068,769)
   Net increase in Class B                                                   271,957        17,124,460
Class C Shares: /2/
  Sold                                                                       227,658        14,346,190
  Reinvestment of dividends and distributions                                  5,404           349,090
  Repurchased                                                                 (9,121)         (578,150)
   Net increase in Class C                                                   223,941        14,117,130
Class F Shares: /2/
  Sold                                                                        62,468         3,918,258
  Reinvestment of dividends and distributions                                  1,512            97,319
  Repurchased                                                                 (7,387)         (465,067)
   Net increase in Class F                                                    56,593         3,550,510
Total net increase in fund                                                $1,770,571       112,077,540





                                                                          Year Ended        Year Ended
                                                                            July 31,          July 31,
                                                                                 2001              2001
                                                                         Amount(000)            Shares
Class A Shares:
  Sold                                                                    $1,859,810       115,591,904
  Reinvestment of dividends and distributions                              1,286,543        82,606,587
  Repurchased                                                             (2,943,300)     (184,558,431)
   Net increase in Class A                                                   203,053        13,640,060
Class B Shares: /1/
  Sold                                                                       222,282        13,795,449
  Reinvestment of dividends and distributions                                  5,514           351,435
  Repurchased                                                                 (8,332)         (520,084)
   Net increase in Class B                                                   219,464        13,626,800
Class C Shares: /2/
  Sold                                                                        88,306         5,433,965
  Reinvestment of dividends and distributions                                    481            29,661
  Repurchased                                                                   (669)          (41,116)
   Net increase in Class C                                                    88,118         5,422,510
Class F Shares: /2/
  Sold                                                                        25,336         1,554,581
  Reinvestment of dividends and distributions                                    139             8,534
  Repurchased                                                                 (3,190)         (196,095)
   Net increase in Class F                                                    22,285         1,367,020
Total net increase in fund                                                $  532,920        34,056,390


/1/ Class B shares were not offered before
 March 15, 2000.
/2/ Class C and Class F shares were not offered before March 15, 2001.

Per-share data and ratios

                                                                     Class A        Class A        Class A
                                                                  Six months           Year           Year
                                                                       ended          Ended          Ended
                                                                 January 31,       July 31,       July 31,
                                                                2002 /1/,/2/            2001           2000
Net asset value, beginning of period                                  $16.44         $15.43         $17.51

 Income from investment operations:
  Net investment income                                              .37 /3/        .83 /3/        .88 /3/

  Net (losses) gains on securities (both                            (.43)/3/       1.46 /3/      (1.28)/3/
 realized and unrealized)

   Total from investment operations                                     (.06)          2.29           (.40)

 Less distributions:
  Dividends (from net investment income)                                (.40)          (.80)          (.87)

  Distributions (from capital gains)                                    (.16)          (.48)          (.81)

   Total distributions                                                  (.56)         (1.28)         (1.68)

Net asset value, end of period                                        $15.82         $16.44         $15.43

Total return /4/                                                      (.30)%          15.53%       (2.08)%

Ratios/supplemental data:

 Net assets, end of period (in millions)                             $20,004        $19,519        $18,102

 Ratio of expenses to average net assets                            .60% /5/            .62%           .63%

 Ratio of net income to average net assets                         4.58% /5/           5.18%          5.52%





                                                                     Class A        Class A        Class A
                                                                        Year           Year           Year
                                                                       Ended          Ended          Ended
                                                                    July 31,       July 31,       July 31,
                                                                         1999           1998           1997
Net asset value, beginning of period                                  $18.25         $18.59         $15.89

 Income from investment operations:
  Net investment income                                                  .88            .85            .86

  Net (losses) gains on securities (both                                 .45           1.11           3.55
 realized and unrealized)

   Total from investment operations                                     1.33           1.96           4.41

 Less distributions:
  Dividends (from net investment income)                                (.88)          (.82)          (.90)

  Distributions (from capital gains)                                   (1.19)         (1.48)          (.81)

   Total distributions                                                 (2.07)         (2.30)         (1.71)

Net asset value, end of period                                        $17.51         $18.25         $18.59

Total return /4/                                                        7.79%         11.32%         29.28%

Ratios/supplemental data:

 Net assets, end of period (in millions)                             $23,012        $22,113        $18,814

 Ratio of expenses to average net assets                                 .59%           .59%           .61%

 Ratio of net income to average net assets                              4.99%          4.75%          5.09%



                                                                     Class B        Class B        Class B
                                                                  Six months           Year
                                                                       ended          ended       March 15
                                                                January 31,        July 31,    to July 31,
                                                                2002 /1/,/2/            2001      2000 /1/
Net asset value, beginning of period                                  $16.39         $15.39         $14.93

 Income from investment operations: /3/
  Net investment income                                                  .30            .72            .24

  Net (losses) gains on securities (both                                (.43)          1.46            .41
 realized and unrealized)

   Total from investment operations                                     (.13)          2.18            .65

 Less distributions:
  Dividends (from net investment income)                                (.34)          (.70)          (.19)

  Distributions (from capital gains)                                    (.16)          (.48)           -

   Total distributions                                                  (.50)         (1.18)          (.19)

Net asset value, end of period                                        $15.76         $16.39         $15.39

Total return /4/                                                      (.70)%          14.77%          4.33%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                $514           $254            $29

 Ratio of expenses to average net assets                           1.36% /5/           1.38%           .52%

 Ratio of net income to average net assets                          3.73%/5/           4.15%          1.73%




                                                                     Class C        Class C
                                                                  Six months
                                                                       ended       March 15
                                                                 January 31,    to July 31,
                                                                2002 /1/,/2/       2001 /1/
Net asset value, beginning of period                                  $16.37         $15.85

 Income from investment operations: /3/
  Net investment income                                                  .28            .21

  Net (losses) gains on securities (both                                (.41)           .48
 realized and unrealized)

   Total from investment operations                                     (.13)           .69

 Less distributions:
  Dividends (from net investment income)                                (.33)          (.17)

  Distributions (from capital gains)                                    (.16)           -

   Total distributions                                                  (.49)          (.17)

Net asset value, end of period                                        $15.75         $16.37

Total return /4/                                                      (.70%)           4.35%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                $307            $89

 Ratio of expenses to average net assets                           1.47% /5/            .62%

 Ratio of net income to average net assets                         3.56% /5/           1.28%





                                                                     Class F        Class F
                                                                  Six months
                                                                       ended       March 15
                                                                 January 31,    to July 31,
                                                                2002 /1/,/2/       2001 /1/
Net asset value, beginning of period                                  $16.44         $15.89

 Income from investment operations: /3/
  Net investment income                                                  .35            .27

  Net (losses) gains on securities (both                                (.43)           .48
 realized and unrealized)

   Total from investment operations                                     (.08)           .75

 Less distributions:
  Dividends (from net investment income)                                (.39)          (.20)

  Distributions (from capital gains)                                    (.16)           -

   Total distributions                                                  (.55)          (.20)

Net asset value, end of period                                        $15.81         $16.44

Total return /4/                                                      (.41)%           4.71%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                 $78            $22

 Ratio of expenses to average net assets                            .73% /5/            .31%

 Ratio of net income to average net assets                         4.30% /5/           1.58%



Supplemental data - all classes
                                                                  Six months           Year           Year
                                                                       ended          ended          ended
                                                                 January 31,       July 31,       July 31,
                                                                2002 /1/,/2/            2001           2000
Portfolio turnover rate                                                19.00%         43.96%         34.73%





Supplemental data - all classes
                                                                        Year           Year           Year
                                                                       ended          ended          ended
                                                                    July 31,       July 31,       July 31,
                                                                         1999           1998           1997
Portfolio turnover rate                                                44.35%         34.68%         40.92%



/1/ Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4)/Total returns exclude all sales charges,
 including contingent deferred sales charges.
/5/ Annualized.



Investment Portfolio, July 31, 2001
ASSET MIX COMPARISON

July 31, 2001
[begin pie chart]
Investment Portfolio                    Percent of
                                        Net Assets
U.S. Equity Securities*                        47.7%
Non-U.S. Equity Securities                     13.6
Government Bonds                                3.0
Other Fixed-Income Securities                  22.5
Cash & Equivalents                             13.2

* Also includes 0.2% in Dutch
  equities that are part of the
  S&P 500.

[end pie chart]

                                                              Percent of
Five largest industries in equity holdings                    Net Assets

Electric Utilities                                                   6.7%
Oil & Gas                                                            5.6%
Banks                                                                5.6%
Paper & Forest Products                                              4.8%
Tobacco                                                              4.1%

                                                              Percent of
Ten Largest Equity Holdings                                   Net Assets

Philip Morris                                                        2.2%
First Union                                                          1.7%
Bank of America                                                      1.6%
Royal Dutch Petroleum/"Shell" Transport and Trading                  1.5%
R.J. Reynolds Tobacco Holdings                                       1.4%
Dow Chemical                                                         1.4%
Weyerhaeuser                                                         1.4%
Consolidated Edison                                                  1.3%
Georgia-Pacific                                                      1.3%
PACCAR                                                               1.1%


July 31, 2000
[begin pie chart]

                                                              Percent of
Investment portfiolio                                         Net Assets

U.S. equity securities**                                            48.5%
Non-U.S. equity securities                                          14.7
Government Bonds                                                     5.5
Other fixed-income securities                                       22.4
Cash & Equivalents                                                   8.9

** Also includes 0/7% in
   Canadian equities that
   are part of the S&P 500.
[end pie chart]
                                                              Percent of
Five largest industries in equity holdings*                   Net Assets
Electric Utilities                                                   6.9%
Oil & Gas                                                            6.5%
Banks                                                                6.0%
Paper & Forest Products                                              4.3%
Real Estate                                                          3.8%

* Restated to reflect current-period industry classifications.


                                                              Percent of
Ten Largest Equity Holdings                                   Net Assets

First Union                                                          1.6%
Philip Morris                                                        1.3%
Royal Dutch Petroleum/"Shell" Transport and Trading                  1.2%
Georgia-Pacific                                                      1.2%
Weyerhaeuser                                                         1.1%
Dow Chemical                                                         1.1%
Time Warner                                                          1.1%
Bank of America                                                      1.1%
Consolidated Edison                                                  1.0%
Ford Motor                                                           1.0%


Investment Portfolio, July 31, 2001
                                                                                                  Shares or        Market  Percent
                                                                                                  Principal         Value   of Net
Equity Securities                                                                                    Amount         (000)   Assets

ELECTRIC UTILITIES  -  6.72%
Consolidated Edison, Inc.                                                                          6,695,000      $266,059     1.34
Southern Co.                                                                                       7,170,000       168,495      .85
DTE Energy Co.                                                                                     3,265,000       137,946      .69
Ameren Corp.                                                                                       2,500,000        98,225      .49
Dominion Resources, Inc.                                                                           1,000,000        60,490
Dominion Resources, Inc. 9.50% PIES                                                                  578,000        34,680      .48
 convertible preferred 2004
Entergy Corp.                                                                                      2,450,100        91,879      .46
PowerGen PLC                                                                                       8,203,000        86,360      .43
American Electric Power Co., Inc.                                                                  1,605,000        72,225      .36
OGE Energy Corp.                                                                                   2,810,000        60,696      .31
Northeast Utilities                                                                                2,351,600        47,032      .24
Duke Energy Corp. 8.25% convertible                                                                1,691,000        43,729      .22
 preferred 2004, units
Progress Energy, Inc.                                                                                911,924        39,003      .20
Cinergy Corp.                                                                                      1,250,000        38,625      .19
Scottish Power PLC                                                                                 4,300,000        30,016      .15
Wisconsin Energy Corp.                                                                               900,000        19,926      .10
Niagara Mowhawk Holdings, Inc.  (1)                                                                1,000,000        16,990      .09
NRG Energy, Inc. 6.50% convertible                                                                   590,000        12,597      .06
 preferred 2004, units
FPL Group, Inc.                                                                                      210,000        11,340      .06
                                                                                                                 1,336,313     6.72

OIL & GAS  -  5.57%
"Shell" Transport and Trading Co.,                                                                 4,411,700       222,835
 PLC (New York registered)
"Shell" Transport and Trading Co., PLC                                                             4,176,600        35,313
Royal Dutch Petroleum Co. (New York registered)                                                      600,000        34,800     1.47
USX-Marathon Group                                                                                 6,800,000       201,756     1.02
Texaco Inc.                                                                                        2,224,700       154,060      .77
Occidental Petroleum Corp.                                                                         2,500,000        69,100      .35
Chevron Corp.                                                                                        725,000        66,258      .33
Phillips Petroleum Co.                                                                             1,129,700        64,495      .32
Ultramar Diamond Shamrock Corp.                                                                    1,350,000        63,788      .32
ENI SpA                                                                                            3,750,000        45,698      .23
Conoco Inc., Class A                                                                               1,444,300        44,542      .22
Unocal Capital Trust $3.125 convertible preferred                                                    800,000        40,800      .21
Exxon Mobil Corp.                                                                                    840,000        35,078      .18
Pennzoil-Quaker State Co.                                                                          1,000,000        11,220      .06
El Paso Corp. 6.625% FELINE PRIDES                                                                   300,000        10,629      .05
 convertible preferred 2004
Origin Energy Ltd.  (1)                                                                            5,350,000         8,011      .04
                                                                                                                 1,108,383     5.57

BANKS  -  5.57%
First Union Corp.                                                                                  9,330,100       330,286     1.66
Bank of America Corp.                                                                              4,965,900       315,931     1.59
Commonwealth Bank of Australia                                                                     5,446,730        81,561      .41
Bank of Nova Scotia                                                                                2,400,000        71,249      .36
Lloyds TSB Group PLC                                                                               5,000,000        51,321      .26
Alliance & Leicester PLC                                                                           3,418,876        39,792      .20
Westpac Banking Corp.                                                                              5,634,249        39,210      .20
Bank of Scotland                                                                                   2,866,371        33,035      .16
Wells Fargo & Co.                                                                                    657,000        30,261      .15
National Australia Bank Ltd., exchangeable                                                           800,000        23,760      .12
 capital units
Comerica Inc.                                                                                        350,000        21,556      .11
Bank of New York Co., Inc.                                                                           400,000        17,944      .09
ABN AMRO Holdings NV                                                                               1,000,000        17,636      .09
NB Capital Corp. 8.35% exchangeable                                                                  520,000        13,551      .07
 depositary shares
PNC Financial Services Group, Inc.                                                                   145,000         9,621      .05
Bank of Ireland (1)                                                                                  725,000         6,871      .03
Pacific Century Financial Corp.                                                                      145,600         3,858      .02
                                                                                                                 1,107,443     5.57

PAPER & FOREST PRODUCTS  -  4.81%
Weyerhaeuser Co.                                                                                   4,542,900       271,347     1.36
Georgia-Pacific Corp., Timber Group                                                                5,450,000       196,254
Georgia-Pacific Corp., Georgia-Pacific                                                             1,500,000        61,350     1.30
 Group 7.50% PEPS convertible preferred
 2004, units
UPM-Kymmene Corp.                                                                                  5,320,000       157,999      .80
International Paper Co.                                                                            2,689,640       109,899
International Paper Co., Capital Trust                                                               400,000        18,500      .65
 5.25% convertible preferred 2025
Potlatch Corp.                                                                                     1,350,000        45,792      .23
Stora Enso Oyj, Class R                                                                            3,664,275        33,928      .17
Kimberly-Clark de Mexico, SA de CV, Class A                                                        7,609,800        22,322      .11
Westvaco Corp.                                                                                       750,000        20,175      .10
Holmen AB, Class B                                                                                   942,900        18,051      .09
                                                                                                                   955,617     4.81

TOBACCO  -  4.12%
Philip Morris Companies Inc.                                                                       9,400,000       427,700     2.15
R.J. Reynolds Tobacco Holdings, Inc. (2)                                                           5,200,000       279,292     1.41
Imperial Tobacco Ltd.                                                                              4,118,457        48,345      .24
Gallaher Group PLC                                                                                 7,273,132        48,154      .24
UST Inc.                                                                                             500,000        15,475      .08
                                                                                                                   818,966     4.12

REAL ESTATE  -  3.39%
Equity Residential Properties Trust                                                                2,460,000       139,482
Equity Residential Properties Trust, Series                                                          600,000        15,120      .78
 G, 7.25% convertible preferred
Amoy Properties Ltd.                                                                              70,000,000        77,183      .39
Health Care Property Investors, Inc.                                                               1,992,900        71,107      .36
Boston Properties, Inc.                                                                            1,625,000        62,644      .31
Weingarten Realty Investors                                                                        1,325,000        59,227      .30
Equity Office Properties Trust                                                                     1,095,000        32,872      .16
CenterPoint Properties Corp.                                                                         580,000        27,405      .14
AMB Property Corp.                                                                                 1,085,000        27,125      .14
ProLogis Trust, Series D, 7.92% preferred                                                          1,060,000        25,705      .13
Hysan Development Co. Ltd.                                                                        20,691,635        24,274      .12
Kimco Realty Corp.                                                                                   514,400        24,074      .12
Sun Hung Kai Properties Ltd.                                                                       2,000,000        17,565      .09
Archstone Communities Trust                                                                          664,000        16,939      .08
SPG Properties, Inc., Series C, 7.89%                                                                300,000        13,575      .07
 preferred cumulative step-up premium rate
Duke Realty Corp. (formerly Duke-Weeks Realty                                                        300,000        13,556      .07
 Corp.), Series B, 7.99% preferred cumulative
 step-up premium rate
FelCor Lodging Trust Inc.                                                                            450,000         9,783      .05
IAC Capital Trust, Series A, 8.25% TOPRS                                                             300,000         7,497      .04
 preferred
New Plan Realty Trust, Series D, 7.80% preferred                                                     112,500         4,725      .02
 cumulative step-up premium rate
Nationwide Health Properties, Inc., Series A,                                                         50,000         3,750      .02
 7.677% preferred cumulative step-up premium rate
                                                                                                                   673,608     3.39

CHEMICALS  -  2.26%
Dow Chemical Co.                                                                                   7,545,500       274,656     1.38
DSM NV                                                                                             3,072,005       110,288      .55
E.I. du Pont de Nemours and Co.                                                                    1,200,000        51,384      .26
Crompton Corp.                                                                                     1,022,200         9,414      .05
Millennium Chemicals Inc.                                                                            300,400         4,374      .02
                                                                                                                   450,116     2.26

MACHINERY  -  2.00%
PACCAR Inc. (2)                                                                                    3,838,600       225,863     1.14
Caterpillar Inc.                                                                                   2,000,000       110,200      .55
Pall Corp.                                                                                         1,000,000        23,900      .12
Cummins Capital Trust I 7.00% QUIPS convertible                                                      356,000        19,018      .10
 preferred 2031 (1)  (3)
Metso Oyj                                                                                          1,779,998        18,347      .09
                                                                                                                   397,328     2.00

MULTILINE RETAIL  -  1.90%
May Department Stores Co.                                                                          6,233,200       206,942     1.04
J.C. Penney Co., Inc.                                                                              5,979,500       170,057      .86
                                                                                                                   376,999     1.90

INSURANCE  -  1.88%
Royal & Sun Alliance Insurance Group PLC                                                          14,550,000       102,655      .51
SAFECO Corp.                                                                                       2,300,000        72,956      .37
Allstate Corp.                                                                                     1,465,900        51,248      .26
American General Corp.                                                                             1,060,000        49,025      .25
XL Capital Ltd., Class A                                                                             625,000        47,969      .24
American International Group, Inc.                                                                   417,799        34,782      .17
St. Paul Companies, Inc.                                                                             350,000        15,347      .08
                                                                                                                   373,982     1.88

FOOD PRODUCTS  -  1.75%
H.J. Heinz Co.                                                                                     3,042,200       131,453      .66
Kellogg Co.                                                                                        2,855,000        85,850      .43
General Mills, Inc.                                                                                1,876,400        82,524      .42
ConAgra Foods, Inc.                                                                                2,250,000        48,352      .24
                                                                                                                   348,179     1.75

FOOD & DRUG RETAILING  -  1.61%
Albertson's, Inc.                                                                                  6,360,000       208,163     1.05
Woolworths Ltd.                                                                                   10,231,657        57,389      .29
Safeway PLC                                                                                       10,725,000        54,622      .27
                                                                                                                   320,174     1.61

DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.54%
AT&T Corp.                                                                                         4,860,000        98,221      .50
SBC Communications Inc.                                                                            2,005,600        90,312      .46
Verizon Communications                                                                             1,198,000        64,872
Bell Atlantic Financial Services, Inc. 4.25%                                                     $18,000,000        17,595      .41
 convertible debentures 2005 (3)
Qwest Communications International Inc.                                                              443,796        11,539      .06
ALLTEL Corp.                                                                                         140,000         8,631      .04
Global Crossing Ltd. 7.00% convertible                                                                80,000         6,360
 preferred  (3)
Global Crossing Ltd. 7.00% convertible                                                                25,000         1,987      .04
 preferred
WorldCom, Inc. - MCI Group                                                                           500,000         6,640      .03
Allegiance Telecom, Inc., warrants, expire                                                            20,000           476      .00
 2008  (1) (3) (4)
NTELOS, Inc., warrants, expire 2010 (1) (4)                                                            5,200            10      .00
                                                                                                                   306,643     1.54

PHARMACEUTICALS  -  1.44%
Bristol-Myers Squibb Co.                                                                           2,240,000       129,146      .65
Pharmacia Corp. 6.50% ACES convertible                                                             1,108,800        44,463
 preferred 2001, units
Pharmacia Corp.                                                                                      588,065        26,239      .35
American Home Products Corp.                                                                         725,000        43,725      .22
Eli Lilly and Co.                                                                                    550,000        43,604      .22
                                                                                                                   287,177     1.44

DIVERSIFIED FINANCIALS  -  1.21%
J.P. Morgan Chase & Co.                                                                            2,701,700       116,984      .59
ING Groep NV                                                                                       1,300,000        42,288      .21
Fannie Mae                                                                                           475,000        39,544      .20
Swire Pacific Capital Ltd. 8.84% cumulative                                                        1,125,000        27,000
 guaranteed perpetual capital securities (3)
Swire Pacific Offshore Financing Ltd. 9.33%                                                          195,000         4,851      .16
 cumulative guaranteed perpetual preferred
 capital securities (3)
Wharf (Holdings) Ltd.                                                                              2,201,000         4,981      .03
Wilshire Financial Services Group Inc. (1) (2)                                                     2,150,517         3,914      .02
                                                                                                                   239,562     1.21

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.15%
Celestica Inc. 0% convertible debenture 2020                                                    $181,000,000        77,233      .39
Sanmina Corp. 0% convertible subordinated                                                       $161,000,000        58,765      .30
 debentures 2020
Solectron Corp. 0% LYON convertible notes 2020                                                   $87,528,000        43,714      .22
Thermo Electron Corp. 4.25% convertible                                                          $13,000,000        12,796
 subordinated debentures 2003 (3)
Thermo Electron Corp. 4.00% convertible                                                          $10,000,000         9,300      .11
 subordinated debentures 2005
SCI Systems, Inc. 3.00% convertible                                                              $20,000,000        16,400      .08
 subordinated debentures 2007
KDDI Corp. 5.25% convertible notes 2008                                                          $10,000,000         9,600      .05
                                                                                                                   227,808     1.15

ROAD & RAIL  -  1.07%
CSX Corp.                                                                                          3,150,000       123,228      .62
Union Pacific Capital Trust 6.25% TIDES                                                              741,500        34,758
 convertible preferred 2028  (3)
Union Pacific Capital Trust 6.25% TIDES                                                              260,000        12,187      .24
 convertible preferred 2028
Norfolk Southern Corp.                                                                             1,175,000        23,641      .12
Canadian National Railway Co. 5.25% convertible                                                      300,000        18,270      .09
 preferred 2029
                                                                                                                   212,084     1.07

AIRLINES  -  0.81%
British Airways PLC                                                                               26,000,000       127,046      .64
UAL Corp.                                                                                          1,000,000        34,210      .17
                                                                                                                   161,256      .81

MEDIA  -  0.78%
AOL Time Warner Inc.  (1)                                                                            850,120        38,638      .19
NTL Inc. 5.75% convertible subordinated                                                         $120,000,000        37,050
 debentures 2009
NTL Inc., warrants, expire 2008  (1) (3) (4)                                                          25,650            59      .19
Vivendi Universal (ADR)                                                                              438,402        25,647      .13
United Pan-Europe Communications NV,                                                                   1,180        21,830
 convertible preferred  (1) (3) (4)
United Pan-Europe Communications NV, warrants,                                                       572,960             0      .11
 expire 2007  (1) (4)
UnitedGlobalCom, Inc., Series C, 7.00%                                                               700,000         8,400
 convertible preferred (1) (3)
UnitedGlobalCom, Inc., Series D, 7.00%                                                               500,000         5,625
 convertible preferred  (1)
UnitedGlobalCom, Inc., Class A  (1)                                                                  271,128         1,827
UnitedGlobalCom, Inc. Series C, 7.00%                                                                 75,000           900      .08
 convertible preferred  (1)
Interpublic Group of Companies, Inc. 1.87%                                                       $17,000,000        13,731      .07
 convertible subordinated notes 2006 (3)
V2 Music Holdings PLC 6.50% convertible                                                           $8,122,000         2,193
 debentures 2012 (3) (4)
V2 Music Holdings PLC, warrants, expire                                                               14,750             0      .01
 2008  (1) (3) (4)
                                                                                                                   155,900      .78

GAS UTILITIES  -  0.73%
NiSource Inc.                                                                                      3,700,000        97,532      .49
New Jersey Resources Corp.                                                                           750,000        32,587      .16
South Jersey Industries, Inc.                                                                        500,000        15,650      .08
                                                                                                                   145,769      .73

AUTOMOBILES  -  0.70%
General Motors Corp.                                                                               2,184,000       138,902      .70

AUTO COMPONENTS  -  0.67%
TRW Inc.                                                                                           1,175,000        51,994      .26
GKN PLC                                                                                            4,750,000        48,112      .24
Dana Corp.                                                                                           725,000        18,669      .09
Tower Automotive Capital Trust 6.75%                                                                 450,000        14,822      .08
 convertible preferred 2018  (3)
TI Automotive Ltd.  (1) (4)                                                                        7,000,000             0      .00
                                                                                                                   133,597      .67

AEROSPACE & DEFENSE  -  0.66%
RC Trust I 8.25% convertible preferred                                                             1,053,500        55,572
 2006, units
Raytheon Co.                                                                                       1,723,900        49,786      .53
Honeywell International Inc.                                                                         550,000        20,278      .10
Rockwell Collins                                                                                     300,000         6,210      .03
                                                                                                                   131,846      .66

CONTAINERS & PACKAGING  -  0.61%
AssiDoman AB                                                                                       5,600,000       121,167      .61

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.60%
Semtech Corp. 4.50% convertible subordinated                                                     $18,530,000        20,175
 notes 2007 (3)
Semtech Corp. 4.50% convertible subordinated                                                      $8,000,000         8,710      .15
 notes 2007
Vitesse Semiconductor Corp. 4.00% convertible                                                    $29,625,000        24,106      .12
 subordinated debentures 2005
Burr-Brown Corp. 4.25% convertible subordinated                                                  $17,800,000        20,274
 notes 2007 (3)
Burr-Brown Corp. 4.25% convertible subordinated                                                   $1,600,000         1,822      .11
 notes 2007
TriQuint Semiconductor, Inc. 4.00% convertible                                                   $23,000,000        17,025      .09
 subordinated notes 2007
Amkor Technology, Inc. 5.00% convertible                                                         $15,000,000        11,157      .06
 notes 2007 (3)
Pro Mos Technologies Inc. 0% convertible                                                          $9,400,000         8,671      .04
 debentures 2006 (3)
ASM Lithography Holding NV 4.25% (formerly                                                        $5,400,000         4,887      .02
 ASM Lithography Holding NV) convertible
 debentures 2004 (3)
Advanced Micro Devices, Inc.  (1)                                                                    132,432         2,418      .01
                                                                                                                   119,245      .60

BEVERAGES  -  0.55%
Southcorp Ltd.                                                                                    29,712,357       109,495      .55

COMMERCIAL SERVICES & SUPPLIES  -  0.48%
Pitney Bowes Inc.                                                                                  1,350,000        54,270      .27
Waste Management, Inc. 4.00% convertible                                                         $42,000,000        41,399      .21
 debentures 2002
Protection One Alarm Monitoring, Inc.,                                                                57,600             1      .00
 warrants, expire 2005  (1) (3) (4)
                                                                                                                    95,670      .48

METALS & MINING  -  0.48%
Phelps Dodge Corp.                                                                                 1,084,841        43,828      .21
Inco Ltd. 5.75% convertible debentures 2004                                                      $17,250,000        16,703
Inco Ltd. 0% LYONS convertible notes 2021 (3)                                                    $11,500,000         6,276      .12
CONSOL Energy Inc.                                                                                   553,800        13,441      .07
Anglogold Ltd.                                                                                       194,900         7,012      .04
Massey Energy Co.                                                                                    250,300         4,300      .02
Freeport-McMoRan Copper & Gold Inc., Class B  (1)                                                    300,000         3,228      .02
                                                                                                                    94,788      .48


COMMUNICATIONS EQUIPMENT  -  0.38%
AT&T Corp. Liberty Media Group 3.50% convertible                                                 $55,000,000        47,141      .24
 debentures 2031 (3)
Adaptec, Inc. 4.75% convertible subordinated                                                     $23,000,000        20,298      .10
 notes 2004
Corning Inc. 0% convertible debentures 2015                                                      $14,000,000         8,120      .04
                                                                                                                    75,559      .38

WIRELESS TELECOMMUNICATION SERVICES  -  0.31%
Price Communications Corp.  (1)                                                                      933,222        18,198      .09
Dobson Communications Corp. 13.00% senior                                                              7,920         7,603
 exchangeable preferred 2009 (1) (5)
Dobson Communications Corp. 12.25% exchangeable                                                        4,866         4,623      .07
 preferred, redeemable 2008 (1) (5)
China Mobile (Hong Kong) Ltd. 2.25% convertible                                                  $12,360,000        11,742      .06
 notes 2005
American Tower Corp. 5.00% convertible                                                           $13,000,000        10,020      .05
 debentures 2010
Nextel Communications, Inc. 5.25% convertible                                                    $10,000,000         6,225      .03
 senior notes 2010
AT&T Wireless Services, Inc. (1)                                                                     120,675         2,255      .01
Leap Wireless International, Inc., warrants,                                                          27,025           203      .00
 expire 2010 (1) (3)
McCaw International, Ltd., warrants, expire                                                           31,500            79      .00
 2007  (1) (3) (4)
Comunicacion Celular SA, Class B, warrants,                                                           31,000             3      .00
 expire 2003  (1) (3) (4)
                                                                                                                    60,951      .31


OTHER  -  1.89%
Hubbell Inc., Class B                                                                              2,580,000        76,626      .39
Minnesota Mining and Manufacturing Co.                                                               400,000        44,752      .22
Smiths Group PLC                                                                                   3,220,000        35,413      .18
Sepracor Inc. (1)                                                                                    310,329        13,673
Sepracor Inc. 7.00% convertible subordinated                                                     $13,500,000        12,655
debentures 2005 (3)
Sepracor Inc. 7.00% convertible subordinated                                                      $9,000,000         8,437      .17
 debentures 2005
Gillette Co.                                                                                       1,200,000        33,444      .17
Clorox Co.                                                                                           550,000        20,559      .10
Newell Financial Trust I 5.25% QUIPS                                                                 550,000        19,111      .10
 convertible preferred 2027
Williams Companies, Inc.                                                                             556,800        18,653      .09
PETsMART, Inc. 6.75% convertible subordinated                                                    $17,500,000        16,949      .09
 notes 2004 (3)
Fluor Corp.                                                                                          350,300        13,847      .07
Amazon.com, Inc. 4.75% convertible subordinated                                                  $27,425,000        12,772      .06
 debentures 2009
CNET, Inc. 5.00% convertible subordinated                                                        $17,389,000        11,477      .06
 notes 2006
Foster Wheeler Ltd. 6.50% convertible                                                            $15,000,000        10,900      .05
 subordinated notes 2007 (3)
TXI Capital Trust I 5.50% convertible                                                                250,000         9,100      .05
 preferred 2028
Royal Caribbean Cruises Ltd. 0% convertible                                                      $19,250,000         7,130      .04
 debenture 2021
Rockwell Automation                                                                                  300,000         4,815      .02
Glycomed Inc. 7.50% convertible subordinated                                                      $5,000,000         3,937      .02
 debentures 2003
AMCV Capital Trust I 7.00% convertible                                                               200,000         1,588      .01
 preferred 2015
GT Group Telecom Inc., warrants, expire                                                               26,250           652      .00
 2010  (1) (3) (4)
Rhythms NetConnections Inc. 6.75% convertible                                                        250,000            33      .00
 preferred  (3)
PSINet Inc., Series D, 7.00% convertible                                                             650,000             7      .00
 preferred 2049  (3) (4) (6)
AMF Bowling Worldwide, Inc. 0% convertible                                                       $26,391,000             3      .00
debentures 2018 (3) (4) (6)
Tultex Corp., warrants, expire 2007 (1) (4)                                                        1,522,401                    .00
                                                                                                                   376,533     1.89

MISCELLANEOUS  -  3.62%
Other equity securities in initial period                                                                          719,990     3.62
 of acquisition


TOTAL EQUITY SECURITIES (cost: $10,394,382,000)                                                                 12,181,050    61.26


                                                                                                  Principal        Market  Percent
                                                                                                     Amount         Value   of Net
Bonds & Notes                                                                                         (000)         (000)   Assets

MEDIA  -  3.30%
Charter Communications Holdings, LLC:
 8.25% 2007                                                                                          $11,150        10,509
 10.00% 2009                                                                                           7,500         7,575
 10.75% 2009                                                                                          10,000        10,575
 0%/9.92% 2011 (7)                                                                                    25,850        17,513
 11.125% 2011                                                                                         20,000        21,250
 0%/11.75% 2011 (3)  (7)                                                                             124,750        72,355
 0%/13.50% 2011 (7)                                                                                   69,050        43,847      .92
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 8.875% 2007                                                                                          23,850        25,043
 0%/9.75% 2007 (7)                                                                                    43,750        41,344      .33
Time Warner Inc.:
 9.625% 2002                                                                                           8,090         8,400
 7.75% 2005                                                                                            9,500        10,213
 8.18% 2007                                                                                           20,000        22,136
 9.125% 2013                                                                                           5,000         5,875
 7.25% 2017                                                                                            8,000         7,979      .28
NTL Inc. 12.75% 2005                                                                                  26,370        17,932
Comcast UK Cable Partners Ltd. 11.20% 2007                                                            28,500        20,378      .19
CBS Corp. 7.15% 2005                                                                                  26,500        27,964
Viacom Inc.: (3)
 6.40% 2006                                                                                            3,000         3,098
 6.625% 2011                                                                                           1,000         1,011      .16
Century Communications Corp. 8.75% 2007                                                               13,200        12,276
Adelphia Communications Corp. 10.25% 2011                                                             14,000        13,720      .13
CSC Holdings, Inc.:                                                                                    8,000         7,897
 7.25% 2008
 8.125% 2009                                                                                           8,000         8,231
 9.875% 2013                                                                                           6,000         6,345      .11
TeleWest PLC:
 9.625% 2006                                                                                           5,000         3,850
 0%/11.375% 2010 (7)                                                                                  35,250        16,215      .10
Liberty Media Corp.:
 7.875% 2009                                                                                          16,600        15,972
 8.50% 2029                                                                                            2,000         1,774
 8.25% 2030                                                                                            2,000         1,700      .10
British Sky Broadcasting Group PLC 8.20% 2009                                                         16,250        16,573      .08
News America Holdings Inc.:
 9.25% 2013                                                                                            2,290         2,647
 7.75% 2045                                                                                           12,347        11,790
News America Inc. 7.625% 2028                                                                          2,000         1,911      .08
STC Broadcasting, Inc. 11.00% 2007                                                                    14,500        14,428      .07
Univision Communications Inc. 7.85% 2011 (3)                                                          13,700        14,160      .07
Hearst-Argyle Television, Inc. 7.00% 2018                                                             12,425        11,343      .06
Clear Channel Communications, Inc. 7.25% 2003                                                          6,000         6,245
Chancellor Media Corp. of Los Angeles,                                                                 4,500         4,691      .05
 Series B, 8.75% 2007
Fox Family Worldwide, Inc. 0%/10.25% 2007 (7)                                                         10,318        10,034      .05
Rogers Communications Inc. 8.875% 2007                                                                10,000        10,025      .05
Lenfest Communications, Inc. 7.625% 2008                                                               2,000         2,092
Comcast Cable Communications, Inc.:
 6.875% 2009                                                                                           3,000         3,040
 7.125% 2013                                                                                           3,000         3,067      .04
Telemundo Holdings, Inc., Series A, 0%/11.50%                                                          8,500         7,098      .04
 2008 (7)
Young Broadcasting Inc.:
 Series B, 8.75% 2007                                                                                  3,250         3,088
 10.00% 2011 (3)                                                                                       3,750         3,769      .04
TransWestern Publishing Co. LLC:
 9.625% 2007                                                                                           4,000         4,020
 9.625% 2007 (3)                                                                                       2,250         2,261      .03
Multicanal Participacoes SA, Series B,                                                                 6,475         6,135      .03
 12.625% 2004
Sun Media Corp. 9.50% 2007                                                                             6,071         6,041      .03
Penton Media, Inc. 10.375% 2011 (3)                                                                    6,250         5,625      .03
A. H. Belo Corp. 7.75% 2027                                                                            5,500         5,083      .03
Antenna TV SA 9.00% 2007                                                                               5,250         4,988      .03
ACME Television, LLC, Series A, 10.875% 2004                                                           4,920         4,772      .02
Emmis Communications Corp. 0%/12.50% 2011 (3)(7)                                                       8,000         4,760      .02
Innova, S de RL 12.875% 2007                                                                           5,000         4,463      .02
American Media Operations, Inc. 10.25% 2009                                                            3,500         3,592      .02
Gray Communications Systems, Inc. 10.625% 2006                                                         3,500         3,553      .02
RBS Participacoes SA 11.00% 2007 (3)                                                                   4,250         3,411      .02
Cox Radio, Inc. 6.625% 2006                                                                            3,000         3,036      .02
Key3Media Group, Inc. 11.25% 2011                                                                      2,200         2,145      .01
United Pan-Europe Communications NV:
 10.875% 2009                                                                                          3,250         1,300
 11.50% 2010                                                                                           1,100           451      .01
Carmike Cinemas, Inc., Series B, 9.375% 2009 (6)                                                       1,550         1,054      .01
                                                                                                                   655,668     3.30

BANKS  -  2.39%
SB Treasury Co. LLC, Series A, 9.40%                                                                 124,750       123,503      .62
 noncumulative preferred (3)  (7)
SocGen Real Estate Co. LLC, Series A, 7.64%                                                           54,000        55,286      .28
 (undated) (3)  (8)
Fuji JGB Investment LLC, Series A, 9.87%                                                              38,500        36,190
 noncumulative preferred (3)  (8)
IBJ Preferred Capital Co. LLC, Series A,                                                              10,000         9,362      .23
 8.79% noncumulative preferred (3)  (8)
HSBC Capital Funding LP: (3) (7) (8)
 Series 1, 9.547% noncumulative preferred                                                             17,500        20,368
 Series 2, 10.176% noncumulative preferred                                                            11,500        14,726
Midland Bank PLC 4.00% Eurodollar notes                                                                5,000         3,993      .20
 (undated) (8)
BNP U.S. Funding LLC, Series A, 7.738%                                                                22,700        23,922
 noncumulative preferred (3)  (8)
BNP Paribas Capital Trust, 9.003%                                                                      8,000         9,071      .17
 noncumulative preferred (3)
GS Escrow Corp.:
 5.31% 2003 (8)                                                                                        6,000         5,891
 7.00% 2003                                                                                            1,550         1,563
 7.125% 2005                                                                                          25,500        25,232      .16
Washington Mutual Bank, FA 6.875% 2011                                                                10,000        10,307
Ahmanson Capital Trust I capital securities,                                                           8,000         8,289      .09
 Series A, 8.36% 2026 (3)
Tokai Preferred Capital Co. LLC, Series A,                                                            19,000        18,512      .09
 9.98%/11.091% noncumulative preferred (3) (7) (8)
Riggs Capital Trust II:
 8.625% 2026                                                                                           1,500         1,130
 8.875% 2027                                                                                          25,000        17,149      .09
Development Bank of Singapore Ltd.: (3)
 7.875% 2010                                                                                           5,000         5,294
 7.125% 2011                                                                                          11,500        11,575      .09
Skandinaviska Enskilda Banken AB 7.50%                                                                10,405        10,460      .05
 (undated) (3) (8)
Dime Capital Trust I, Dime Bancorp, Inc.,                                                              9,425        10,264      .05
 Series A, 9.33% 2027
Standard Chartered Bank 3.938% Eurodollar                                                             15,000         9,350      .05
 notes (undated) (8)
Canadian Imperial Bank of Commerce 5.188%                                                             10,000         7,807      .04
 Eurodollar notes (undated) (8)
AB Spintab: (3) (8)
 6.80% (undated)                                                                                       5,150         5,254
 7.50% (undated)                                                                                       2,500         2,499      .04
Bank of Nova Scotia 5.188% Eurodollar                                                                 10,000         7,694      .04
 notes (undated) (8)
Bank of Scotland 7.00% (undated) (3) (8)                                                               7,500         7,505      .04
BCI US Funding Trust I 8.01% (undated) (3) (8)                                                         6,500         6,650      .03
Chevy Chase Bank, FSB 9.25% 2005                                                                       4,000         3,980      .02
Komercni Finance BV 9.00%/10.75% 2008 (3) (7)                                                          1,510         1,529      .01
                                                                                                                   474,355     2.39

WIRELESS TELECOMMUNICATION SERVICES  -  2.32%
Nextel Communications, Inc.:
 0%/9.75% 2007 (7)                                                                                    74,325        52,771
 0%/10.65% 2007 (7)                                                                                    5,975         4,541
 0%/9.95% 2008 (7)                                                                                   148,775       102,655
 12.00% 2008                                                                                           4,000         3,760
McCaw International, Ltd. 0%/13.00% 2007 (7)                                                          46,850        12,181
Nextel Partners, Inc.:
 0%/14.00% 2009 (7)                                                                                   33,029        20,808
 11.00% 2010                                                                                           8,000         6,720
Nextel International, Inc.:
 0%/12.125% 2008 (7)                                                                                  37,450         7,865
 12.75% 2010                                                                                           2,000           540     1.07
Cricket Communications, Inc. 8.50% 2007 (8)                                                           92,570        63,874
Leap Wireless International, Inc.:
 12.50% 2010                                                                                          17,000        10,880
 0%/14.50% 2010 (7)                                                                                   32,325         8,081      .42
Dobson/Sygnet Communications Co. 12.25% 2008                                                          11,750        12,103
American Cellular Corp. 9.50% 2009 (3)                                                                10,000         9,525
Dobson Communications Corp. 10.875% 2010                                                              21,750        22,294      .22
Microcell Telecommunications Inc., Series B,                                                          36,700        27,892      .14
 0%/14.00% 2006 (7)
AT&T Wireless Services, Inc.: (3)
 7.875% 2011                                                                                          12,750        13,366
 8.75% 2031                                                                                           10,000        11,042      .12
PanAmSat Corp.:
 6.125% 2005                                                                                          18,000        16,697
 6.375% 2008                                                                                           2,000         1,746      .09
TeleCorp PCS, Inc. 0%/11.625% 2009 (7)                                                                16,975        10,864      .06
Centennial Cellular Corp. 10.75% 2008                                                                  8,280         7,576      .04
CFW Communications Co. 13.00% 2010                                                                    10,200         7,548      .04
Triton PCS, Inc.:
 0%/11.00% 2008 (7)                                                                                    2,000         1,680
 9.375% 2011                                                                                           5,000         5,006      .03
Sprint Spectrum LP, Sprint Spectrum                                                                    6,000         6,341      .03
 Finance Corp. 11.00% 2006
Vodafone AirTouch PLC 7.75% 2010                                                                       5,000         5,423      .03
PTC International Finance BV 0%/10.75% 2007 (7)                                                        5,000         3,913      .02
PageMart Wireless, Inc.: (4) (6)
 15.00% 2005                                                                                          19,410         1,553
 0%/11.25% 2008 (7)                                                                                   33,500         1,047      .01
Cellco Finance NV 15.00% 2005                                                                            650           476      .00
                                                                                                                   460,768     2.32

DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.37%
Voicestream Wireless Corp.:
 10.375% 2009                                                                                         32,940        37,827
 0%/11.875% 2009 (7)                                                                                  41,725        35,120
Omnipoint Corp. 11.50% 2009 (3) (4)                                                                   27,750        31,635      .53
Williams Communications Group, Inc.:
 10.70% 2007                                                                                          15,200         6,612
 11.70% 2008                                                                                          32,800        14,268
 10.875% 2009                                                                                         28,000        12,180
WCG Note Trust 8.25% 2004 (3)                                                                         28,000        28,270      .31
Orange PLC 8.75% 2006                                                                                  8,000         8,520
France Telecom 7.75% 2011 (3)                                                                         16,850        17,735      .13
TELUS Corp.:
 7.50% 2007                                                                                            3,500         3,657
 8.00% 2011                                                                                           13,400        14,251      .09
TCI Communications, Inc. 8.00% 2005                                                                   15,000        16,169      .08
CenturyTel, Inc., Series H, 8.375% 2010                                                               15,000        16,019      .08
Allegiance Telecom, Inc.:
 0%/11.75% 2008 (7)                                                                                   15,000         8,850
 12.875% 2008                                                                                          3,475         3,093      .06
British Telecommunications PLC 8.125% 2010                                                             6,250         6,837      .03
COLT Telecom Group PLC 0%/12.00% 2006 (7)                                                              5,000         4,150      .02
NEXTLINK Communications, Inc.: (7)
 0%/12.125% 2009                                                                                      10,000         1,800
 0%/12.25% 2009                                                                                        9,900         1,782      .02
Netia Holdings BV 0%/11.25% 2007 (7)                                                                   9,250         2,313      .01
IMPSAT Corp. 12.375% 2008                                                                              5,000         1,063      .01
                                                                                                                   272,151     1.37


HOTELS, RESTAURANTS & LEISURE  -  0.75%
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                            7,000         6,283
 8.75% 2011                                                                                           31,150        29,636      .18
Mirage Resorts, Inc.:
 6.625% 2005                                                                                           3,000         3,008
 6.75% 2007                                                                                            3,250         3,201
 6.75% 2008                                                                                           10,500        10,169
MGM Mirage, Inc. 8.50% 2010                                                                           13,250        14,122      .15
Horseshoe Gaming Holding Corp., Series B,                                                             21,500        21,554      .11
 8.625% 2009
Premier Parks Inc.:
 9.25% 2006                                                                                            1,250         1,262
 9.75% 2007                                                                                           12,750        13,069
Six Flags Entertainment Corp. 8.875% 2006                                                              2,000         2,040
Six Flags Inc. 9.50% 2009 (3)                                                                          1,875         1,903      .09
International Game Technology 7.875% 2004                                                             16,000        16,320      .08
Boyd Gaming Corp.:
 9.25% 2003                                                                                            7,000         7,087
 9.25% 2009 (3)                                                                                        8,500         8,521      .08
Florida Panthers Holdings, Inc. 9.875% 2009                                                           10,000        10,250      .05
KSL Recreation Group, Inc. 10.25% 2007                                                                 1,250         1,269      .01
AMF Bowling Worldwide, Inc.: (6)
 10.875% 2006                                                                                          5,500           220
 12.25% 2006                                                                                           1,437            57      .00
                                                                                                                   149,971      .75

MULTILINE RETAIL  -  0.72%
J.C. Penney Co., Inc.:
 7.375% 2004                                                                                           2,025         1,964
 7.60% 2007                                                                                           15,375        14,452
 7.375% 2008                                                                                           1,000           905
 6.875% 2015                                                                                           2,000         1,620
 7.95% 2017                                                                                           42,025        35,301
 9.75% 2021 (9)                                                                                        3,162         2,783
 8.25% 2022 (9)                                                                                       24,890        20,908
 7.125% 2023                                                                                           4,000         3,140
 8.125% 2027                                                                                           9,500         7,220
 7.40% 2037                                                                                           24,048        22,365
 7.625% 2097                                                                                           8,000         5,824      .59
Sears, Roebuck and Co. 9.375% 2011                                                                    12,310        14,431      .07
Federated Department Stores, Inc. 6.625% 2011                                                          8,875         8,753      .04
Dillard's, Inc.:
 6.43% 2004                                                                                            1,000           936
 6.69% 2007                                                                                              625           545
 6.625% 2008                                                                                           1,575         1,356      .01
Saks Inc. 7.375% 2019                                                                                  2,000         1,460      .01
                                                                                                                   143,963      .72

COMMERCIAL SERVICES & SUPPLIES  -  0.69%
Allied Waste North America, Inc.:
 7.625% 2006                                                                                           5,000         4,962
 10.00% 2009                                                                                          55,375        57,867      .32
Waste Management, Inc.:
 6.50% 2002                                                                                            7,000         7,120
 6.375% 2003                                                                                           5,050         5,152
 7.00% 2004                                                                                            4,060         4,187
 6.875% 2009                                                                                           5,050         5,054
 7.375% 2010                                                                                          11,950        12,349
 7.10% 2026                                                                                           20,125        20,655      .28
Cendant Corp. 7.75% 2003                                                                              12,000        12,374      .06
Protection One Alarm Monitoring, Inc.                                                                  3,246         2,499      .01
 13.625% 2005 (8)
KinderCare Learning Centers, Inc.,                                                                     2,500         2,481      .01
 Series B, 9.50% 2009
Iron Mountain Inc. 8.75% 2009                                                                          1,750         1,776      .01
Safety-Kleen Services, Inc.: (4) (6)
 9.25% 2008                                                                                           20,000           200
 9.25% 2009                                                                                           10,000           100      .00
                                                                                                                   136,776      .69

COMMUNICATIONS EQUIPMENT  -  0.61%
Crown Castle International Corp.: (7)
 0%/10.625% 2007                                                                                       5,850         4,475
 0%/10.375% 2011                                                                                      41,000        24,395
 0%/11.25% 2011                                                                                       40,500        25,110      .27
SBA Communications Corp.:
 0%/12.00% 2008 (7)                                                                                    8,675         6,766
 10.25% 2009                                                                                          21,000        18,900      .13
SpectraSite Holdings, Inc.: (7)
 0%/12.00% 2008                                                                                       38,250        18,742
 0%/11.25% 2009                                                                                        4,275         1,667      .10
Motorola, Inc.:
 6.75% 2006                                                                                            4,000         3,971
 5.22% 2097                                                                                           15,000         9,150      .07
Nortel Networks Ltd. 6.125% 2006                                                                      10,000         8,775      .04
                                                                                                                   121,951      .61

HEALTH CARE PROVIDERS & SERVICES  -  0.52%
Columbia/HCA Healthcare Corp.:
 6.87% 2003                                                                                           10,575        10,601
 6.91% 2005                                                                                           10,750        10,696
 8.85% 2007                                                                                           16,770        18,028
 8.70% 2010                                                                                            9,500        10,117
 8.75% 2010                                                                                            5,500         5,940      .28
Aetna Inc.:
 7.375% 2006                                                                                          21,700        21,916
 7.875% 2011                                                                                          15,625        15,506      .19
Paracelsus Healthcare Corp. 10.00% 2006 (6)                                                           30,100         9,632      .04
Integrated Health Services, Inc.:  (4) (6)
 10.25% 2006 (8)                                                                                      16,900           169
 Series A, 9.50% 2007                                                                                 87,095           871
 Series A, 9.25% 2008                                                                                 68,298           683      .01
Mariner Health Group, Inc. 9.50% 2006 (4) (6)                                                         15,250           152      .00
                                                                                                                   104,311      .52

CONSUMER & BUSINESS FINANCE  -  0.51%
Capital One Financial Corp.:
 7.25% 2003                                                                                            7,500         7,626
 7.125% 2008                                                                                          22,500        21,120
Capital One Bank 6.875% 2006                                                                          14,100        14,164
Capital One Capital I 5.864% 2027 (3)  (8)                                                            13,500        10,794      .27
MBNA Corp., MBNA:
 6.75% 2008                                                                                           12,500        12,277
 Capital B, Series B, 5.14% 2027 (8)                                                                  32,000        23,469      .18
Providian Financial Corp. 9.525% 2027 (3)                                                             10,000         8,160      .04
Household Finance Corp. 6.75% 2011                                                                     3,000         3,067      .02
                                                                                                                   100,677      .51

GAS UTILITIES  -  0.44%
Nisource Finance Corp.:
 7.50% 2003                                                                                           24,000        25,200
 7.625% 2005                                                                                          34,000        36,225
 7.875% 2010                                                                                          15,725        17,167      .40
El Paso Corp. 7.80% 2031                                                                               8,000         8,123      .04
                                                                                                                    86,715      .44

CONTAINERS & PACKAGING  -  0.43%
Container Corp. of America:
 Series B, 10.75% 2002                                                                                 2,050         2,091
 9.75% 2003                                                                                           50,550        51,498      .27
Printpack, Inc. 10.625% 2006                                                                          20,270        20,625      .10
Owens-Illinois, Inc.:
 7.15% 2005                                                                                            5,000         4,150
 8.10% 2007                                                                                            5,750         4,600      .04
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                3,750         3,300      .02
                                                                                                                    86,264      .43

AIRLINES  -  0.43%
Jet Equipment Trust: (3)
 Series 1995-B, 10.91% 2014                                                                            4,750         4,872
 Series 1995-B, Class A, 7.63% 2015 (9)                                                                3,410         3,515
 Series 1995-A, Class B, 8.64% 2015 (9)                                                               12,756        13,536
 Series 1995-B, Class C, 9.71% 2015 (9)                                                                5,500         5,762
 Series 1995-A, Class C, 10.69% 2015 (9)                                                               5,000         5,427      .17
Continental Airlines, Inc., pass-through
 certificates: (9)
 Series 1996:
  Class A, 6.94% 2015                                                                                  7,538         7,793
  Class C, 9.50% 2015                                                                                  5,444         5,848
 Series 2001-1, Class B, 7.373% 2015                                                                   6,000         6,176      .10
United Air Lines, Inc.:
 9.00% 2003                                                                                            8,000         8,111
 pass-through certificates, Series 1996-A2,                                                            5,000         4,352      .06
 7.87% 2019 (9)
US Airways Group, Inc., pass-through trust,                                                            7,875         8,034      .04
 Series 2001-1G, 7.076% 2021 (9)
America West Airlines, Inc., pass-through                                                              5,878         6,301      .03
certificates, Series 2000-1, Class G, 8.057%
 2020 (9)
Delta Air Lines, Inc., pass-through certificates,                                                      5,000         5,018      .02
 Series 1992-A2, 9.20% 2014 (9)
Northwest Airlines, Inc., pass-through                                                                   958         1,042      .01
 certificates, Series 1999-3, Class G,
 7.935% 2019 (9)
                                                                                                                    85,787      .43

ELECTRIC UTILITIES  -  0.37%
Israel Electric Corp. Ltd.:  (3)
 7.95% 2011                                                                                            4,000         4,183
 7.70% 2018                                                                                           22,500        21,253
 8.10% 2096                                                                                           14,405        11,732      .19
Edison Mission Energy:
 7.73% 2009                                                                                           11,000        10,065
 9.875% 2011                                                                                           5,000         5,009
Midwest Generation, LLC, Series B, 8.56% 2016 (9)                                                      6,000         5,855
Edison Mission Holdings Co. 8.734% 2026 (9)                                                           10,000         9,747      .16
Progress Energy, Inc. 7.10% 2011                                                                       2,500         2,611      .01
Exelon Corp. 6.75% 2011                                                                                1,000         1,025
Exelon Generation Co., LLC 6.95% 2011 (3)                                                              1,300         1,349      .01
                                                                                                                    72,829      .37

PAPER & FOREST PRODUCTS  -  0.36%
Scotia Pacific Co. LLC, Timber
 Collateralized notes:
 Series B, Class A-2, 7.11% 2014 (9)                                                                  15,800        14,694
 Series B, Class A-3, 7.71% 2014                                                                      20,125        15,496      .15
Georgia-Pacific Corp.:
 7.50% 2006                                                                                            4,900         4,997
 8.125% 2011                                                                                          14,050        14,385      .10
International Paper Co. 4.62% 2002 (8)                                                                15,000        15,020      .08
Pindo Deli Finance Mauritius Ltd.: (6)
 10.25% 2002                                                                                          12,000         1,470
 10.75% 2007                                                                                          24,150         2,958      .02
Advance Agro Capital BV 13.00% 2007                                                                    4,925         2,469      .01
Indah Kiat Finance Mauritius Ltd.: (6)
 11.875% 2002                                                                                            700           163
 10.00% 2007                                                                                           3,050           496      .00
                                                                                                                    72,148      .36

OIL & GAS  -  0.33%
Clark Refining & Marketing, Inc.:
 8.875% 2007                                                                                          22,300        14,718
 8.375% 2007                                                                                           4,510         3,428
Clark Oil & Refining Corp. 9.50% 2004                                                                    373           325      .09
Oryx Energy Co.:
 8.00% 2003                                                                                            5,345         5,659
 8.375% 2004                                                                                           2,250         2,418
 8.125% 2005                                                                                           8,500         9,172      .09
Pogo Producing Co. 10.375% 2009                                                                       10,000        10,700      .06
Newfield Exploration Co.:
 Series B, 7.45% 2007                                                                                  6,000         5,985
 7.625% 2011                                                                                           1,500         1,492      .04
OXYMAR 7.50% 2016 (3)                                                                                  8,000         6,592      .03
Petrozuata Finance, Inc.: (3) (9)
 Series A, 7.63% 2009                                                                                  2,500         2,287
 Series B, 8.22% 2017                                                                                  2,885         2,344      .02
                                                                                                                    65,120      .33

METALS & MINING  -  0.29%
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                                                           13,500         9,754
 7.20% 2026                                                                                           18,000        14,805      .13
BHP Finance Ltd. 6.75% 2013                                                                           10,000         9,926      .05
Doe Run Resources Corp., Series B, 11.25% 2005                                                        26,650         9,594      .05
Kaiser Aluminum & Chemical Corp.:
 9.875% 2002                                                                                             575           563
 12.75% 2003                                                                                           9,500         7,885      .04
Inco Ltd. 9.60% 2022                                                                                   2,625         2,623      .01
Oregon Steel Mills, Inc. 11.00% 2003                                                                   2,375         2,221      .01
                                                                                                                    57,371      .29

INSURANCE  -  0.24%
Conseco Financing Trust II, capital trust                                                             21,075        14,120      .07
 pass-through securities (TRUPS), 8.70% 2026 (9)
ING Capital Funding Trust III 8.439% (undated)(8)                                                      9,125        10,039
ReliaStar Financial Corp. 8.00% 2006                                                                   8,000         8,798      .09
Royal & Sun Alliance Insurance Group PLC                                                               8,750         9,646      .05
 8.95% 2029
Equitable Life Assurance Society 6.95% 2005 (3)                                                        5,000         5,225      .03
                                                                                                                    47,828      .24

REAL ESTATE  -  0.22%
ProLogis Trust 7.05% 2006                                                                             12,000        12,491      .06
Security Capital Group Inc. 7.15% 2007                                                                10,000         9,862      .05
FelCor Suites LP 7.375% 2004                                                                          10,000         9,822      .05
EOP Operating LP 8.10% 2010                                                                            6,500         7,049      .03
Irvine Co. 7.46% 2006 (3) (4)                                                                          5,000         5,013      .03
                                                                                                                    44,237      .22

AUTOMOBILES  -  0.16%
Ford Motor Credit Co.:
 6.55% 2002                                                                                            3,000         3,060
 5.80% 2009                                                                                           11,000        10,508      .07
DaimlerChrysler North America Holding Corp.                                                           10,000        10,756      .05
 7.75% 2011
General Motors Acceptance Corp. 7.75% 2010                                                             6,500         7,021      .04
                                                                                                                    31,345      .16

OTHER INDUSTRIES  -  1.37%
Atlas Air, Inc., Pass Through Trust,                                                                  31,659        32,330      .16
 Series 1998-1, Class A, 7.38% 2019 (9)
Rite Aid Corp.:
 11.25% 2008 (3)                                                                                       6,000         6,210
 6.875% 2013                                                                                           7,425         5,495
 7.70% 2027                                                                                            9,425         6,975
 6.875% 2028 (3)                                                                                       3,750         2,541      .11
Compaq Computer Corp. 6.20% 2003                                                                      20,000        20,189      .10
Florida Gas Transmission Co. 7.625% 2010 (3)                                                          19,000        19,804      .10
Reliance Industries Ltd.: (3)
 10.50% 2046                                                                                           7,250         6,663
 Series B, 10.25% 2097                                                                                 9,750         8,217      .07
Boyds Collection, Ltd., Series B, 9.00% 2008                                                          14,621        14,548      .07
Loral Orion Network Systems, Inc. 11.25% 2007                                                         24,950        11,290      .06
Levi Strauss & Co.:
 6.80% 2003                                                                                            9,050         8,281
 11.625% 2008                                                                                          3,780         3,638      .06
Hyundai Semiconductor America, Inc.:  (3)
 8.25% 2004                                                                                              570           393
 8.625% 2007                                                                                          17,480        10,850      .06
Citigroup Inc. 7.45% 2002                                                                             10,000        10,258      .05
AGCO Corp. 9.50% 2008 (3)                                                                              8,750         8,706      .04
Williams Holdings of Delaware, Inc. 6.25% 2006                                                         5,000         4,988
Williams Companies, Inc. 6.75% 2017                                                                    3,000         2,993      .04
Wharf Capital International, Ltd. 8.875% 2004                                                          7,000         7,577      .04
Flextronics International Ltd. 8.75% 2007                                                              7,500         7,500      .04
VF Corp.:
 8.10% 2005                                                                                            1,500         1,609
 8.50% 2010                                                                                            5,250         5,661      .04
Salton/Maxim Housewares, Inc. 10.75% 2005                                                              7,125         7,161      .04
Equistar Chemicals, LP 8.50% 2004                                                                      7,500         6,975      .04
Gruma, SA de CV 7.625% 2007                                                                            7,750         6,839      .03
GT Group Telecom Inc., units 0%/13.25% 2010 (7)                                                       26,250         6,698      .03
Canandaigua Wine Co., Inc.:
 8.75% 2003                                                                                            5,000         5,063
 Series C, 8.75% 2003                                                                                  1,250         1,266      .03
Kellogg's:
 6.00% 2006                                                                                            3,000         3,028
 6.60% 2011                                                                                            3,000         3,023      .03
BAE SYSTEMS 2001 Asset Trust Pass Through                                                              5,750         5,877      .03
 Trusts, pass-through certificates, Series 2001,
 Class G, MBIA Insured, 6.664% 2013 (3)  (9)
Hutchison Whampoa International Ltd. 7.00%                                                             5,000         4,956      .03
 2011 (3)
Aurora Foods Inc.:
 Series B, 9.875% 2007                                                                                 2,136         1,896
 Series D, 9.875% 2007                                                                                 2,500         2,225      .02
Office Depot, Inc. 10.00% 2008 (3)                                                                     2,500         2,519      .01
International Shipholding Corp., Series B,                                                             2,000         1,900      .01
 7.75% 2007
Fairchild Semiconductor Corp. 10.50% 2009                                                              1,800         1,809      .01
Teekay Shipping Corp. 8.875% 2011 (3)                                                                  1,500         1,547      .01
Zilog, Inc. 9.50% 2005                                                                                 9,100         1,456      .01
Elizabeth Arden, Inc., Series B, 11.75% 2011                                                             625           664      .00
Kroger Co. 7.00% 2018                                                                                    200           201      .00
DGS International Finance Co. BV 10.00%                                                                1,075            73      .00
2007 (3) (6)
                                                                                                                   271,892     1.37


COLLATERALIZED MORTGAGE-/ASSET-BACKED
 OBLIGATIONS (9) (EXCLUDING THOSE ISSUED BY
 FEDERAL AGENCIES) -  3.07%
Green Tree Financial Corp., pass-through
 certificates:
 Series 1993-2, Class B, 8.00% 2018                                                                   14,000        13,409
 Series 1995-4, Class B-2, 7.70% 2025                                                                  1,900         1,104
 Series 1995-3, Class B-2, 8.10% 2025                                                                 16,121        10,010
 Series 1995-2, Class B-2, 8.80% 2026                                                                 11,457         7,850
 Series 1996-2, Class B-2, 7.90% 2027                                                                 12,950         7,252
 Series 1996-10, Class B-2, 7.74% 2028                                                                 8,369         4,673
 Series 1997-8, Class B-2, 7.75% 2028                                                                  6,489         3,575
 Series 1997-1, Class B-2, 7.76% 2028                                                                  9,850         5,351
 Series 1997-2, Class B-2, 8.05% 2028                                                                  3,384         1,944
 Series 1998-4, Class B-2, 8.11% 2028                                                                  6,650         3,820
 Series 1997-6, Class B-2, 7.75% 2029                                                                 10,681         6,388
 Series 1998-3, Class B-2, 8.07% 2030                                                                  4,870         3,079
Conseco Finance Home Loan Trust:
 Series 1999-G, Class B-2, 10.96% 2029                                                                18,188        16,356
 Series 2000-A, Class BV-2, 6.63% 2031 (8)                                                             9,350         8,661      .47
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.064% 2025 (8)                                                           25,333        26,320
 Mortgage pass-through certificates:
  Series 1996-C2, Class A-1, 6.69% 2028 (8)                                                              975           987
  Series 1999-C1, Class A-2, 7.56% 2031                                                               11,750        12,655      .20
MBNA Master Credit Card Trust: (3)
 Series 1999-D, Class B, 6.95% 2008                                                                    4,700         4,803
 Series 1998-E, Class C, 6.60% 2010                                                                   22,500        22,539      .14
Collateralized Mortgage Obligation Trust,                                                             23,529        24,441      .12
 Series 63, Class Z, 9.00% 2020
Airplanes Pass Through Trust, pass-through                                                            21,457        20,884      .11
 certificates, Series 1, Class C, 8.15% 2019
Pegasus Aviation Lease Securitization, Series                                                         19,000        20,098      .10
 2000-1, Class A-2, 8.37% 2030 (3)
GS Mortgage Securities Corp. II, pass-through                                                         20,000        20,021      .10
 certificates, Series 1998-C1, Class D, 7.242%
 2030 (8)
GMAC Commercial Mortgage Securities, Inc.,                                                            20,750        19,835      .10
 Series 1997-C2, Class E, 7.624% 2011
L.A. Arena Funding, LLC, Series 1, Class A,                                                           18,250        18,986      .10
 7.656% 2026 (3)
First USA Credit Card Master Trust, Class A,
floating rate asset-backed certificates:  (3) (8)
 Series 1997-4, 4.829% 2010                                                                            6,500         6,345
 Series 1998-6 C, 6.16% 2011                                                                           2,000         1,943
 Series 1998-2 C, 6.80% 2011                                                                           8,500         8,569      .08
First Union-Lehman Brothers Bank of America                                                           16,238        16,727      .08
 Commerical Mortgage Trust, commercial mortgage
 pass-through certificates, Series 1998-C2,
 6.28% 2035
Gramercy Place Insurance Ltd., Series
 1998-A: (3)
 Class C-1, 7.63% 2002 (8)                                                                             3,658         3,645
 Class C-2, 8.95% 2002                                                                                12,805        12,762      .08
Deutsche Mortgage & Asset Receiving Corp.,                                                            15,226        15,608      .08
 Series 1998-C1, Class A-1, 6.22% 2031
Metris Master Trust:  (3) (8)
 Series 1998-1A, Class C, 4.731% 2005                                                                  5,500         5,456
 Series 1997-2, Class C, 4.931% 2006                                                                  10,000         9,972      .08
SMA Finance Co., Inc., Series 1998-C1,                                                                14,973        15,378      .08
 Class A-1, 6.27% 2005 (3)
AmSouth Auto Trust, Series 2000-1, Class C,                                                           14,260        14,859      .07
 7.44% 2007
Team Fleet Financing Corp.: (3)
 Series 1998-3A, Class A, 6.13% 2003                                                                   5,305         5,322
 Series 1999-3A, Class D, 7.60% 2003                                                                   7,000         7,003
 Series 1996-1, Class A, 6.65% 2003                                                                    2,083         2,104      .07
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 1999-C1, Class X, interest only,                                                              86,954         5,298
 1.052% 2031 (8)
 Series 2001-TOP2, Class A-2, 6.48% 2035                                                               7,665         7,782      .07
Ford Credit Auto Owner Trust:
 Series 1998-B, Class C, 6.40% 2002                                                                   10,000        10,016
 Series 1999-B, Class C, 6.65% 2003                                                                    3,000         3,061      .07
PRIME Capital Hurricane Ltd. 10.32% 2004 (3) (8)                                                      12,500        12,187      .06
CS First Boston Mortgage Securities Corp.,                                                            11,280        11,596      .06
 Series 1998-C1, Class A-1A, 6.26% 2040
Structured Asset Securities Corp., pass-through
 certificates:  (8)
 Series 1998-RF2, Class A, 8.535% 2027 (3)                                                             1,674         1,783
 Series 1998-RF1, Class A, 8.654% 2027 (3)                                                             1,294         1,389
 Series 1999-BC1, Class M2, 5.105% 2029                                                                7,500         7,565      .05
Santa Barbara Bank & Trust Automobile Loan                                                            10,417        10,528      .05
 Securitization Corp., Series 2000-A, Class A,
 6.13% 2007 (3)
Lease Investment Flight Trust, Series 1-A,                                                             9,951         9,929      .05
 Class B-1, 4.95% 2031 (3) (8)
Mediterranean Re PLC 9.88% 2005 (3) (8)                                                                9,000         8,978      .05
Morgan Stanley Capital I Inc., Series 1998-WF2,                                                        7,911         8,166      .04
 Class A-1, 6.34% 2030
NeHi, Inc., Series 2000-A, 8.63% 2003 (3) (8)                                                          8,000         8,050      .04
Fleet Credit Card Master Trust II, Series                                                              8,000         8,024      .04
 1999-A, Class C floating-rate asset-backed
interests, 4.93% 2004 (3) (8)
NPF XII, Inc.: (3) (8)
 Health Care Receivables Securitization                                                                5,000         5,003
 Program, Series 2000-1, Class A, 4.385% 2004
 Series 1999-3, Class B, 4.825% 2003                                                                   3,000         2,999      .04
GE Capital Mortgage Services, Inc., Series                                                             7,810         7,773      .04
 1994-9, Class A-9, 6.50% 2024
First Nationwide, Series 1999-2, Class 1PA-1,                                                          7,408         7,449      .04
 6.50% 2029
Chase Commercial Mortgage Securities Corp.,                                                            6,605         6,815      .03
 Series 1998-1, Class A-1, 6.34% 2030
PNC Mortgage Securities Corp., Series 1998-10,                                                         6,782         6,599      .03
 Class 1-B1, 6.50% 2028 (3)
Residential Reinsurance 2001 Ltd. 9.02%                                                                6,000         6,000      .03
 2004 (3) (8)
H. S. Receivables Corp., Series 1999-1,                                                                5,000         5,145      .03
 Class A, 8.13% 2004 (3)
Metropolitan Asset Funding, Inc., Series 1998-A,                                                       4,669         4,567      .02
Providian Master Trust, Series 2000-1, Class C, 4.98% 2009 (3) (8)                                     4,000         4,011      .02
 Class B1, 7.728% 2014 (3)
Residential Funding Mortgage Securities I, Inc.,                                                       3,875         3,860      .02
 Series 1998-S17, Class M-1, 6.75% 2028
Nebhelp Trust, Student Loan Interest Margin                                                            3,588         3,726      .02
 Securities, Series 1998-1, Class A, 6.68%
 2016 (3)
DLJ Mortgage Acceptance Corp., Series 1997-CF1,                                                        3,108         3,252      .02
 Class A1A, 7.40% 2006 (3)
Rental Car Finance Corp., Series 1999-1A,                                                              2,500         2,591      .01
 Class D, 7.10% 2007 (3)
Financial Asset Securitization, Inc., Series                                                           2,481         2,584      .01
 1997-NAM1, Class B-1, 7.75% 2027
Capital One Master Trust, Series 1999-1, Class                                                         2,500         2,568      .01
 C, 6.60% 2007 (3)
Grupo Financiero Banamex-Accival, SA de                                                                2,562         2,370      .01
 CV 0% 2002 (3)
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                                                        2,065         2,070      .01
 Class A-6, 6.95% 2015
Western Capital Ltd. 8.796% 2003 (3) (8)                                                               1,700         1,692      .01
Toyota Auto Lease Trust, Auto Lease Asset                                                              1,675         1,681      .01
 Backed Certificates, Series 1998-C, Class B,
 6.856% 2006 (3) (8)
MMCA Auto Owner Trust, Class B:
 Series 2000-1 7.55% 2005                                                                              1,000         1,055
 Series 2001-2 5.75% 2007                                                                                500           505      .01
Metris MasterTrust, Series 2001-1, Class                                                               1,000         1,014      .01
 B 4.681% 2007 (8)
Chase Manhattan Bank, NA, Series 1993-I,                                                                 508           508      .00
 Class 2A5, 7.25% 2024
                                                                                                                   610,923     3.07

FEDERAL AGENCY OBLIGATIONS: MORTGAGE
 PASS-THROUGHS (9)  -  1.44%
Government National Mortgage Assn.:
6.00% 2029                                                                                            44,740        44,208
7.00% 2022 - 2029                                                                                     34,301        35,116
7.50% 2017 - 2030                                                                                     97,894       101,288
8.00% 2017 - 2023                                                                                     10,088        10,523
8.50% 2017 - 2021                                                                                      2,886         3,028
9.00% 2016                                                                                               409           435
9.50% 2009 - 2021                                                                                      4,294         4,551
10.00% 2020 - 2025                                                                                    30,850        34,341     1.17
Fannie Mae:
6.50% 2004                                                                                             8,000         8,422
7.00% 2031                                                                                            12,083        12,294
7.50% 2023 - 2031                                                                                     13,519        13,926
8.00% 2024                                                                                             1,963         2,059
9.00% 2010                                                                                             1,615         1,741
9.50% 2022                                                                                             2,549         2,762
10.00% 2018 - 2025                                                                                     5,145         5,712      .24
Freddie Mac:
8.50% 2008 - 2010                                                                                      2,607         2,719
9.00% 2007                                                                                             1,823         1,907
11.00% 2018                                                                                            1,860         2,098      .03
                                                                                                                   287,130     1.44


FEDERAL AGENCY OBLIGATIONS: COLLATERALIZED
 MORTGAGE OBLIGATIONS (9) -  0.17%
Fannie Mae:
 Series 1996-4, Class ZA, 6.50% 2022                                                                   7,526         7,681
 Series 1994-4, Class ZA, 6.50% 2024                                                                   6,374         6,315
 Series 2001-4, Class GA, 10.007% 2025 (8)                                                             6,959         7,579
 Series 2001-4, Class NA, 11.667% 2025 (8)                                                               579           635
 Series 2001-20, Class E, 9.610% 2031                                                                  7,555         8,103      .15
Freddie Mac:
 Series 178, Class Z, 9.25% 2021                                                                       1,073         1,142
 Series 2289-NB, 10.924% 2028 (8)                                                                      1,738         1,897      .02
                                                                                                                    33,352      .17


OTHER FEDERAL AGENCY OBLIGATIONS (9) -  0.14%
Fannie Mae, Medium Term Note, 6.75% 2028                                                              30,000        28,645      .14


GOVERNMENT & GOVERNMENTAL AUTHORITIES
 (EXCLUDING U.S.)  -  0.61%
United Mexican States Government Eurobonds:
 Global:
  8.625% 2008                                                                                          1,430         1,478
  11.375% 2016                                                                                        24,116        28,734
  8.125% 2019                                                                                          4,580         4,278
  Series A, 0% 2003                                                                                    3,080            35
  Series C, 0% 2003                                                                                    2,307            26      .17
Panama (Republic of):
 Interest Reduction Bonds 4.75% 2014 (8)  (9)                                                            770           661
 10.75% 2020                                                                                           1,250         1,328
 8.875% 2027                                                                                          16,500        14,891
 9.375% 2029                                                                                           5,000         5,113      .11
Argentina (Republic of):
 Series L, 5.563% Eurobonds 2005 (8)  (9)                                                              5,333         3,520
 7.00%/15.50% 2008 (7)  (9)                                                                           12,018         6,850
 6.00% Eurobond 2023 (8)                                                                               2,100         1,240      .06
Philippines (Republic of) 8.875% 2008                                                                 11,000        10,285      .05
Ontario (Province of) 5.50% 2008                                                                      10,000         9,927      .05
Turkey (Republic of) 12.375% 2009                                                                     11,750         9,694      .05
Poland (Republic of), Past Due Interest                                                                9,000         8,925      .04
 Bond, Bearer 6.00% 2014 (8)  (9)
Brazil (Federal Republic of):
 5.50% 2009 (8) (9)                                                                                      499           395
 Debt Conversion Bond: (9)
  Bearer, Series L, 5.50% 2012 (8)                                                                     5,000         3,312
  Series L, 5.50% 2012 (8)                                                                             3,750         2,484
  Bearer 8.00% 2014 (5)                                                                                1,077           767      .04
Venezuela (Republic of), Eurobond 4.75%                                                                4,488         3,669      .02
 2007 (8)  (9)
Egypt (Arab Republic of) 7.625% 2006 (3)                                                               3,000         3,037      .02
                                                                                                                   120,649      .61


U.S. TREASURY OBLIGATIONS  -  2.24%
6.625% May 2002                                                                                        6,000         6,155
6.375% August 2002                                                                                    10,000        10,289
6.25% August 2002                                                                                     45,000        46,280
5.25% May 2004                                                                                        15,000        15,450
7.25% May 2004                                                                                        10,000        10,814
7.00% July 2006                                                                                       16,000        17,672
3.375% January 2007 (10)                                                                              52,707        53,531
3.625% January 2008 (10)                                                                              71,486        73,317
10.00% May 2010                                                                                       35,500        42,090
0% May 2011 STRIP                                                                                     18,710        11,202
0% August 2011 STRIP                                                                                  21,110        12,450
8.875% August 2017                                                                                   108,275       146,797     2.24
                                                                                                                   446,047     2.24


TOTAL BONDS & NOTES (cost: $5,538,636,000)                                                                       5,068,873    25.49



                                                                                                  Principal        Market  Percent
                                                                                                     Amount         Value   of Net
Short-Term Securities                                                                                 (000)         (000)   Assets

Federal Agency Short-Term Obligations -  6.92%
Fannie Mae 3.53%-4.12% due 8/3-11/8/2001                                                             484,769       482,472     2.43
Freddie Mac 3.51%-4.13% due 8/2-10/19/2001                                                           480,420       478,305     2.41
Federal Home Loan Banks 3.52%-4.11% due                                                              416,071       414,489     2.08
 8/1-10/24/2001
                                                                                                                 1,375,266     6.92

Corporate Short-Term Notes  -  4.87%
Ciesco L.P. 3.74%-3.95% due 8/6-8/14/2001                                                             78,000        77,908      .39
Park Avenue Receivables Corp. 3.74%-3.75%                                                             75,000        74,896      .38
 due 8/8-8/21/2001 (3)
American Express Credit Corp. 3.73%-4.00%                                                             75,000        74,805      .38
 due 8/22-8/29/2001
Household Finance Corp. 3.65%-3.75%                                                                   75,000        74,660      .37
 due 9/10-9/26/2001
General Electric Capital Corp. 3.68%-3.83%                                                            69,500        69,142      .35
 due 9/5-10/5/2001
Ford Motor Credit Co. 3.67%-3.76%                                                                     60,000        59,874      .30
 due 8/17-9/7/2001
International Lease Finance Corp.                                                                     55,000        54,852      .28
3.68%-3.76% due 8/16-9/7/2001
Coca-Cola Co. (The) 3.62%-3.83% due                                                                   54,500        54,286      .27
 8/2-9/18/2001
Equilon Enterprises LLC 3.65%-3.83%                                                                   51,500        51,344      .26
 due 8/7-9/13/2001
Preferred Receivables Funding Corp. 3.70%                                                             50,500        50,355      .25
 due 8/28/2001 (3)
DuPont (E.I.) De Nemours & Co. 3.68%-3.85%                                                            50,000        49,920      .25
 due 8/8-8/23/2001
General Motors Acceptance Corp. 3.72%-4.00%                                                           50,000        49,853      .25
 due 8/27-8/28/2001
Merck & Co. Inc. 3.64% due 9/11/2001                                                                  50,000        49,788      .25
SBC Communications Inc. 3.58%-3.73% due                                                               50,000        49,762      .25
 8/7-10/9/2001 (3)
Knight Ridder Inc. 3.58%-3.74% due                                                                    45,000        44,767      .22
 9/18-9/21/2001
Monsanto Co. 3.60%-3.85% due 8/24-10/16/2001 (3)                                                      40,000        39,796      .20
Scripps (E.W.) Co. 3.60%-3.70% due                                                                    27,150        26,989      .14
 9/20-9/28/2001 (3)
Golden Peanut Company LLC 3.62%-3.75%                                                                 16,035        15,937      .08
 due 9/19-10/10/2001
                                                                                                                   968,934     4.87

U.S. Treasury Securities -  0.62%
U.S. Treasury Bills 3.36%-3.56% due                                                                  124,200       123,037      .62
 10/4-12/13/2001


Other Federal Agencies Short-Term
 Obligations  -  0.25%
Sallie Mae 3.86%-3.94% due 8/16-12/20/2001 (8)                                                        50,000        49,999      .25


Certificates of Deposit  -  0.13%
Bank of New York 3.815% due 8/13/2001                                                                 25,000        25,000      .13


TOTAL SHORT-TERM SECURITIES (cost: $2,542,107,000)                                                               2,542,236    12.79


TOTAL INVESTMENT SECURITIES:                                                                                    19,792,159    99.54
 (cost: $18,475,125,000)
Excess of cash and receivables over payables                                                                        92,055      .46

NET ASSETS                                                                                                     $19,884,214  100.00%

(1) Non-income-producing security.
(2) The fund owns 5.14%, 5.00% and 10.71% of
 the outstanding voting securities of R.J.
 Reynolds Tobacco Holdings, PACCAR and Wilshire
 Financial Services Group, respectively, and thus is considered an affiliate as defined in the
 Investment Company Act of 1940.
(3) Purchased in a private placement transaction;
 resale may be limited to qualified institutional
    buyers; resale to public may require
 registration.
(4) Valued under procedures established
 by the Board of Directors.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Company not making interest (or dividend) payments; bankruptcy proceedings pending.
(7) Step bond; coupon rate will increase at a later date.
(8) Coupon rate may change periodically.
(9) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(10)Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at July 31, 2001                                                (dollars in      thousands)

Assets:
Investment securities at market
 (cost: $18,475,125)                                                            $19,792,159
Cash                                                                                    915
Receivables for -
 Sales of investments                                               $50,093
 Sales of fund's shares                                              34,342
 Dividends and interest                                             119,056         203,491
                                                                                 19,996,565
Liabilities:
Payables for -
 Purchases of investments                                            85,672
 Repurchases of fund's shares                                        12,548
 Management services                                                  4,268
 Other expenses                                                       9,863         112,351

Net Assets at July 31, 2001                                                     $19,884,214

 Total authorized capital stock - 3,000,000,000 shares, $.001 par value

 Class A shares:
  Net assets                                                                    $19,519,087
  Shares outstanding                                                          1,187,087,260
  Net asset value per share                                                          $16.44
 Class B shares:
  Net assets                                                                       $253,869
  Shares outstanding                                                             15,492,000
  Net asset value per share                                                          $16.39
 Class C shares:
  Net assets                                                                        $88,789
  Shares outstanding                                                              5,422,510
  Net asset value per share                                                          $16.37
 Class F shares:
  Net assets                                                                        $22,469
  Shares outstanding                                                              1,367,020
  Net asset value per share                                                          $16.44




STATEMENT OF OPERATIONS
for the year ended July 31, 2001                                (dollars in      thousands)
Investment Income:
Income:
 Dividends                                                         $461,604
 Interest                                                           623,597      $1,085,201

Expenses:
 Management services fee                                             53,957
 Distribution expenses - Class A                                     45,544
 Distribution expenses - Class B                                      1,058
 Distribution expenses - Class C                                        150
 Distribution expenses - Class F                                          9
 Transfer agent fee - Class A                                        12,232
 Transfer agent fee - Class B                                            79
 Administrative services fees - Class C                                  51
 Administrative services fees - Class F                                  10
 Reports to shareholders                                                527
 Registration statement and prospectus                                  283
 Postage, stationery and supplies                                     1,877
 Directors' fees                                                        131
 Auditing and legal fees                                                 78
 Custodian fee                                                          969
 Taxes other than federal income tax                                      1
 Other expenses                                                          46         117,002
Net investment income                                                              $968,199

Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                                   218,923
Net unrealized appreciation on investments                                        1,501,194
 Net realized gain and unrealized
  appreciation on investments                                                     1,720,117
Net Increase in Net Assets Resulting
 from Operations                                                                 $2,688,316




STATEMENT OF CHANGES IN NET ASSETS                              (dollars in      thousands)

                                                                 Year Ended
                                                                   July 31,
                                                                        2001            2000
Operations:
Net investment income                                              $968,199      $1,116,467
Net realized gain on investments                                    218,923         781,307
Net unrealized appreciation (depreciation) on investments         1,501,194      (2,461,585)
 Net increase (decrease) in net assets
  resulting from operations                                       2,688,316        (563,811)

Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
 Class A                                                           (920,822)     (1,091,155)
 Class B                                                             (4,447)           (238)
 Class C                                                               (558)              -
 Class F                                                               (161)              -
Distributions from net realized gain on investments:
 Class A                                                           (540,219)     (1,033,505)
 Class B                                                             (1,844)              -
  Total dividends and distributions                              (1,468,051)     (2,124,898)

Capital Share Transactions:
Proceeds from shares sold                                         2,195,734       1,598,045
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments                1,292,677       1,893,382
Cost of shares repurchased                                       (2,955,491)     (5,683,519)
 Net increase (decrease) in net assets resulting
  from capital share transactions                                   532,920      (2,192,092)
Total Increase (Decrease) in Net Assets                           1,753,185      (4,880,801)

Net Assets:
Beginning of year                                                18,131,029      23,011,830
End of year (including undistributed net
 investment income: $277,789 and $234,999, respectively)        $19,884,214     $18,131,029

See Notes to Financial Statements


Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 5.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.


2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended July 31, 2001, non-U.S. taxes paid were $10,473,000.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, and other receivables and payables, on a book basis, were $5,756,000 for the year ended July 31, 2001.


3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of July 31, 2001, the cost of investment securities for federal income tax reporting purposes was $18,480,408,000. Net unrealized appreciation on investments aggregated $1,311,751,000; $2,548,590,000 related to appreciated securities and $1,236,839,000 related to depreciated securities. For the year ended July 31, 2001, the fund realized tax basis net capital gains of $228,368,000. In addition, the fund has deferred, for tax purposes, to fiscal year ending July 31, 2002, the recognition of losses relating to non-U.S. currency transactions totalling $5,122,000 which were realized during the period November 1, 2000 through July 31, 2001. Net losses related to non-U.S. currency transactions of $1,348,000 are treated as an adjustment to ordinary income for federal income tax purposes.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $53,957,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.250% per annum of the first $500 million of daily net assets decreasing to 0.129% of such assets in excess of $44 billion. The agreement also provides for fees, accrued daily, of 2.25% of the fund's monthly gross investment income. For the year ended July 31, 2001, the management services fee was equivalent to an annualized rate of 0.288% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc.("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the year ended July 31, 2001, aggregate distribution expenses were $45,544,000, or 0.24% of average daily net assets attributable to Class A shares.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended July 31, 2001, aggregate distribution expenses were $1,058,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended July 31, 2001, aggregate distribution expenses were $150,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended July 31, 2001, aggregate distribution expenses were $9,000, or 0.25% of average daily net assets attributable to Class F shares.

As of July 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $7,473,000.

AFD received $6,320,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended July 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $12,311,000 was incurred during the year ended July 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of July 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $1,271,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended July 31, 2001, total fees under the agreement were $61,000. As of July 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $19,000.

DEFERRED DIRECTORS' FEES - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of July 31, 2001, the cumulative amount of these liabilities was $883,000. Directors' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $7,361,583,000 and $8,448,831,000, respectively, during the year ended July 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank.

For the year ended July 31, 2001, the custodian fee of $969,000 includes $428,000 that was paid by these credits rather than in cash. For the year ended July 31, 2001, the fund reclassified $5,931,000 from undistributed net investment income and $16,522,000 from undistributed net realized gains to additional paid-in capital to reflect permanent differences between book and tax reporting.

As of July 31, 2001, net assets consisted of the following:

                                                                       (dollars in thousands)
Capital paid in on shares of capital stock                                         $18,099,147
Undistributed net investment income                                                   271,279
Undistributed net realized gain                                                       196,719
Net unrealized appreciation                                                         1,317,069
Net assets                                                                        $19,884,214

Capital share transactions in the fund were as follows:

                                                                   Year ended      July 31, 2000      Year ended      July 31, 2000
                                                                 Amount (000)            Shares     Amount (000)            Shares
Class A Shares:
  Sold                                                             $1,859,810       115,591,904      $ 1,568,830        97,712,045
  Reinvestment of dividends and distributions                       1,286,543        82,606,587        1,893,179       121,733,105
  Repurchased                                                      (2,943,300)     (184,558,431)      (5,682,984)     (360,461,678)
   Net increase (decrease) in Class A                                 203,053        13,640,060       (2,220,975)     (141,016,528)
Class B Shares: (1)
  Sold                                                                222,282        13,795,449           29,215         1,886,538
  Reinvestment of dividends and distributions                           5,514           351,435              203            13,113
  Repurchased                                                          (8,332)         (520,084)            (535)          (34,451)
   Net increase in Class B                                            219,464        13,626,800           28,883         1,865,200
Class C Shares: (2)
  Sold                                                                 88,306         5,433,965              -                 -
  Reinvestment of dividends and distributions                             481            29,661              -                 -
  Repurchased                                                            (669)          (41,116)             -                 -
   Net increase in Class C                                             88,118         5,422,510              -                 -
Class F Shares: (2)
  Sold                                                                 25,336         1,554,581              -                 -
  Reinvestment of dividends and distributions                             139             8,534              -                 -
  Repurchased                                                          (3,190)         (196,095)             -                 -
   Net increase in Class F                                             22,285         1,367,020              -                 -
Total net increase (decrease) in fund                              $  532,920        34,056,390      $(2,192,092)     (139,151,328)

(1) Class B shares were not offered before March 15, 2000.
(2) Class C and Class F shares were not offered before March 15, 2001.


Per-Share Data and Ratios
                                                               Class A

                                                            Year ended      July 31,
                                                                   2001          2000          1999          1998      1997
Net Asset Value, Beginning of Year                              $15.43        $17.51        $18.25        $18.59    $15.89

 Income from Investment Operations :
  Net investment income                                        .83 (1)       .88 (1)           .88           .85       .86

  Net gains (losses) on securities                            1.46 (1)    (1.28) (1)           .45          1.11      3.55
 (both realized and unrealized)

   Total from investment operations                               2.29          (.40)         1.33          1.96      4.41

 Less Distributions :
  Dividends (from net investment income)                          (.80)         (.87)         (.88)         (.82)     (.90)

  Distributions (from capital gains)                              (.48)         (.81)        (1.19)        (1.48)     (.81)

   Total distributions                                           (1.28)        (1.68)        (2.07)        (2.30)    (1.71)

Net Asset Value, End of Year                                    $16.44        $15.43        $17.51        $18.25    $18.59

Total Return (2)                                                 15.53%       (2.08)%         7.79%        11.32%    29.28%

Ratios/Supplemental Data:

 Net assets, end of year (in millions)                         $19,519       $18,102       $23,012       $22,113   $18,814

 Ratio of expenses to average net assets                           .62%          .63%          .59%          .59%      .61%

 Ratio of net income to average net assets                        5.18%         5.52%         4.99%         4.75%     5.09%


                                                               Class B                     Class C       Class F
                                                                  Year
                                                                 ended   March 15 to   March 15 to   March 15 to
                                                              July 31,      July 31,      July 31,      July 31,
                                                                  2001      2000 (3)      2001 (3)      2001 (3)
Net Asset Value, Beginning of Period                            $15.39        $14.93        $15.85        $15.89

 Income from Investment Operations :
  Net investment income (1)                                        .72           .24           .21           .27

  Net gains on securities (both                                   1.46           .41           .48           .48
 realized and unrealized) (1)

   Total from investment operations                               2.18           .65           .69           .75

 Less Distributions :
  Dividends (from net investment income)                          (.70)         (.19)         (.17)         (.20)

  Distributions (from capital gains)                              (.48)            -             -             -

   Total distributions                                           (1.18)         (.19)         (.17)         (.20)

Net Asset Value, End of Period                                  $16.39        $15.39        $16.37        $16.44

Total Return (2)                                                 14.77%         4.33%         4.35%         4.71%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                          $254           $29           $89           $22

 Ratio of expenses to average net assets                          1.38%          .52%          .62%          .31%

 Ratio of net income to average net assets                        4.15%         1.73%         1.28%         1.58%


Supplemental Data - All Classes


                                                            Year ended      July 31,
                                                                   2001          2000          1999          1998      1997
Portfolio turnover rate                                          43.96%        34.73%        44.35%        34.68%    40.92%

1) Based on average shares outstanding.
2) Total returns exclude all sales charges, including contingent deferred sales charges.
3) Based on operations for the period shown and, accordingly, not representative of a full year.


Independent Auditors' Report

To the Board of Directors and Shareholders of The Income Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Income Fund of America, Inc. (the "Fund"), including the investment portfolio, as of July 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, the period March 15, 2000 through July 31, 2000 and the year ended July 31, 2001 for Class B shares, and the period March 15, 2001 through July 31, 2001 for Class C and Class F shares. These financial statements and per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of The Income Fund of America, Inc. at July 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, the period March 15, 2000 through July 31, 2000 and the year ended July 31, 2001 for Class B shares, and the period March 15, 2001 through July 31, 2001 for Class C and Class F shares, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Los Angeles, California
September 5, 2001


OTHER SHARE CLASS RESULTS (UNAUDITED)

Share results: Class B, Class C and Class F
Average annual compound returns for periods ended June 30, 2001 (the most recent calendar quarter):

CLASS B SHARES                               One year      Life of Class*

Reflecting applicable contingent             +10.72%       +11.47%
 deferred sales charge(CDSC), maximum
 of 5%, payable only if shares are
 sold

Not reflecting CDSC                          +15.72%       +14.46%

CLASS C AND CLASS F SHARES
Results for these shares are not shown because of the brief time between their introduction on March 15, 2001, and the end of period.

*From March 15, 2000, when B shares first became available.



Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

During the fiscal year ended July 31, 2001, the fund paid a long-term capital gain distribution of $542,063,000. The fund also designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 35% of the dividends paid by the fund from net investment income represent qualifying dividends. Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 2% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



                                    PART C
                               OTHER INFORMATION
                        THE INCOME FUND OF AMERICA, INC.

ITEM 23. EXHIBITS

(a) On file (see SEC file nos. 811-1880 and 2-33371)
(b) On file (see SEC file nos. 811-1880 and 2-33371)
(c) On file (see SEC file nos. 811-1880 and 2-33371)
(d) On file (see SEC file nos. 811-1880 and 2-33371)
(e-1) On file (see SEC file nos. 811-1880 and 2-33371)
(e-2) Form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement
(f) None
(g) On file (see SEC file nos. 811-1880 and 2-33371)
(h) On file (see SEC file nos. 811-1880 and 2-33371)
(i-1) On file (see SEC file nos. 811-1880 and 2-33371)
(i-2) Legal opinion for Classes R-1, R-2, R-3, R-4 and R-5 shares
(j) Consent of Independent Auditors
(k) None
(l) Not applicable to this filing
(m-1) On file (see SEC file nos. 811-1880 and 2-33371)
(m-2) Form of Plan of Distribution relating to Class R-1, R-2, R-3 and R-4 shares
(n) On file (see SEC file nos. 811-1880 and 2-33371)
(o) None
(p) On file (see SEC file nos. 811-1880 and 2-33371)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

 None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  The Articles of Incorporation state:

  The Corporation shall indemnify (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws;
(b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with law.

  The By-Laws of the Corporation state:

            Section 5.01. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, may be indemnified by the Corporation against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding in the manner and on the terms provided by, and to the fullest extent authorized by, applicable state law, and shall be indemnified by the Corporation against such expenses, judgments, fines, and amounts in the manner and to the fullest extent required by applicable state law. However, no indemnification may be made under this section in the absence of a judicial or administrative determination absolving the prospective indemnitee of liability to the Corporation or its security holders unless, based upon a review of all material facts, (1) a majority of a quorum of directors who are neither interested persons of the Corporation nor parties to the proceeding, or (2) independent legal counsel in a written opinion, concludes that such person was not guilty of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties initiated in the conduct of his office.

  Section 5.02. No expenses incurred by a director, officer, employee, or agent of the Corporation in defending a civil or criminal action, suit, or proceeding to which he is a party may be paid or reimbursed by the Corporation in advance of the final disposition of such action, suit, or proceeding unless:

 (1) One of the following determines, on the basis of the facts then known to it, that there is reason to believe that indemnification would be permissible:

 (a) a majority of a quorum of disinterested non-party directors, or, if such a quorum cannot be obtained, a majority of a committee of two or more disinterested non-party directors duly designated to act in the matter by a majority vote of the full board;

 (b) special legal counsel selected by such a committee or such a quorum of disinterested non-party directors; or

 (c)  the stockholders; and

(2) the Corporation receives the following from the prospective recipient of the advance:

 (a) a written affirmation of his good faith belief that he met the standard of conduct necessary for indemnification; and

 (b) an undertaking to repay the advance if it is ultimately determined that he is not entitled to indemnification under this Article.

  Section 5.03. The Corporation is authorized to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under the provisions of this Article. Anything in this Article V to the contrary notwithstanding, however, the Corporation shall not pay for insurance which protects any director or officer against liabilities arising from action involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; provided, that any such insurance may cover any of such categories if it provides only for payment to the Corporation and/or third parties of any damages caused by a director or officer, and also provides that the insurance company would be subrogated to the rights of the Corporation to recover from the director or officer.

  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, Registrant undertakes to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                      (2)                (3)



       NAME AND PRINCIPAL                   POSITIONS AND OFFICES            POSITIONS AND OFFICES

          BUSINESS ADDRESS                    WITH UNDERWRITER                 WITH REGISTRANT



       David L. Abzug                       Vice President                   None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                         Vice President                   None

       P.O. Box 7326

       Little Rock, AR 72217



       Robert B. Aprison                    Vice President                   None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                   Vice President                   None



       Steven L. Barnes                     Senior Vice President            None

       7490 Clubhouse Road

       Suite 100

       Boulder, CO  80301



B      Carl R. Bauer                        Vice President                   None



       Michelle A. Bergeron                 Senior Vice President            None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                  Regional Vice President          None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                      Senior Vice President            None

       P.O. Box 3529

       148 E. Shore Avenue

       Groton Long Point, CT 06340



       John A. Blanchard                    Vice President                   None

       576 Somerset Lane

       Northfield, IL 60093



       Ian B. Bodell                        Senior Vice President            None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                    Senior Vice President            None

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       Alan Brown                           Vice President                   None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                       Vice President                   None



       Cody Callaway                        Regional Vice President          None

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew C. Carlisle                  Regional Vice President          None

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian F. Carroll                    Regional Vice President          None

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey                       Vice President                   None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                    Senior Vice President            None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin                Senior Vice President            None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                     Vice President                   None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David Charlton                       Senior Vice President            None



L      Larry P. Clemmensen                  Director                         None



L      Kevin G. Clifford                    Director, President and Co-Chief    None

                                            Executive Officer



H      Cheri Coleman                        Assistant Vice President         None



       Ruth M. Collier                      Senior Vice President            None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                      Vice President                   None



       Carlo O. Cordasco                    Regional Vice President          None

       101 Five Forks Lane

       Hampton, VA 23669



       Thomas E. Cournoyer                  Vice President                   None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Joseph G. Cronin                     Regional Vice President          None

       1533 Wilmot Road

       Deerfield, IL 60015



       William F. Daugherty                 Regional Vice President          None

       1216 Highlander Way

       Mechanicsburg, PA 17050



       Guy E. Decker                        Regional Vice President          None

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis                 Vice President                   None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.                Regional Vice President          None

       91 Church Street

       East Aurora, NY 14052



L      Bruce L. DePriester                  Senior Vice President            None



       Thomas J. Dickson                    Regional Vice President          None

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella                   Vice President                   None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                      Senior Vice President            None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                        Senior Vice President            None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                       Director, Executive Vice         None
                                            President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                    Secretary                        None



       Michael J. Dullaghan                 Regional Vice President          None

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan                     Senior Vice President            None



       Robert W. Durbin                     Vice President                   None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                     Senior Vice President            None



       Timothy L. Ellis                     Regional Vice President          None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor                        Senior Vice President            None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                      Regional Vice President          None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                     Senior Vice President            None

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda S. Gardner                     Assistant Vice President         None



B      Evelyn K. Glassford                  Vice President                   None



       Jack E. Goldin                       Regional Vice President          None

       7995 Northwest 20th Street

       Pembroke Pines, FL 33024



       Jeffrey J. Greiner                   Vice President                   None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                   Director                         Senior Vice President



B      Mariellen Hamann                     Vice President                   None



       Derek S. Hansen                      Regional Vice President          None

       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305



       David E. Harper                      Senior Vice President            None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                      Vice President                   None



       Robert J. Hartig, Jr.                Regional Vice President          None

       8504 Scenic View Drive, Apt.
       103

       Fishers, IN 46038



       Steven J. Hipsley                    Regional Vice President          None

       100 Kaydeross Park Road

       Saratoga Springs, NY 12866



       Ronald R. Hulsey                     Senior Vice President            None

       6202 Llano

       Dallas, TX  75214



       Robert S. Irish                      Vice President                   None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                  Director                         None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                     Senior Vice President            None



       John P. Keating                      Regional Vice President          None

       2285 Eagle Harbor Parkway

       Orange Park, FL 30073



       Dorothy Klock                        Vice President                   None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



       Dianne L. Koske                      Assistant Vice President

       122 Clydesdale Court

       Hampton, VA 23666



       Andrew R. LeBlanc                    Regional Vice President          None

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis                        Vice President                   None



       T. Blake Liberty                     Vice President                   None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                         Regional Vice President          None

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy                       Vice President                   None



I      Kelle Lindenberg                     Assistant Vice President         None



       Louis K. Linquata                    Regional Vice President          None

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace                   Director                         None



       Brendan T. Mahoney                   Regional Vice President          None

       29 Harvard Drive

       Sudbury, MA 01776



       Stephen A. Malbasa                   Director, Senior Vice            None
                                            President

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                     Senior Vice President            None

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar                    Director, Senior Vice            None
                                            President



       James R. McCrary                     Regional Vice President          None

       28812 Crestridge

       Rancho Palos Verdes, CA 90275



L      Scott F. McIntyre                    Senior Vice President            None



S      John V. McLaughlin                   Senior Vice President            None



       Terry W. McNabb                      Vice President                   None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott M. Meade                       Regional Vice President          None

       P.O. Box 122

       Rye Beach, NH 03871



       Monty L. Moncrief                    Regional Vice President          None

       55 Chandler Creek Court

       The Woodlands, TX 77381



       William E. Noe                       Vice President                   None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                       Vice President                   None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                        Vice President                   None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                     Regional Vice President          None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                        Regional Vice President          None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                      Regional Vice President          None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                      Regional Vice President          None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                     Senior Vice President            None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                  Assistant Vice President         None



       Carl S. Platou                       Vice President                   None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



S      Richard P. Prior                     Vice President                   None



       Mark S. Reischmann                   Regional Vice President          None

       5485 East Mineral Lane

       Littleton, CO 80122



       Steven J. Reitman                    Senior Vice President            None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                     Vice President                   None

       418 S. Royal Street

       Alexandria, VA 22314



L      Julie D. Roth                        Vice President                   None



L      James F. Rothenberg                  Director                         None



       Douglas F. Rowe                      Vice President                   None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                 Vice President                   None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve Rubin                          Assistant Vice President         None



       Dean B. Rydquist                     Senior Vice President            None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                    Senior Vice President            None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Paul V. Santoro                      Regional Vice President          None

       17 Willow Street

       Boston, MA 02108



       Joseph D. Scarpitti                  Vice President                   None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield                 Regional Vice President          None

       201 McIver Street

       Greenville, SC 29601



S      Sherrie Senft                        Vice President                   None



L      R. Michael Shanahan                  Director                         None



       Brad Short                           Regional Vice President          None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                       Chairman of the Board and        None

       1000 RIDC Plaza, Suite 212           Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                     Senior Vice President            None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater                      Regional Vice President          None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                      Senior Vice President            None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



       Anthony L. Soave                     Regional Vice President          None

       5397 W. Rosebud Court, S.E.

       Kentwood, MI 49512



L      Therese L. Soullier                  Assistant Vice President         None



       Nicholas D. Spadaccini               Vice President                   None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                 Assistant Vice President         None



       Daniel S. Spradling                  Senior Vice President            None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein                        Assistant Vice President         None



LW     Eric H. Stern                        Director                         None



       Brad Stillwagon                      Regional Vice President          None

       2438 Broadmeade Road

       Louisville, KY 40205



       Thomas A. Stout                      Vice President                   None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                    Vice President                   None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                 Senior Vice President            None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Lisa F. Swaiman                      Vice President                   None



L      Drew W. Taylor                       Vice President                   None



       Gary J. Thoma                        Regional Vice President          None

       21 White Cloud

       HCR 1 Box 172-A

       Keshena, WI 54135



       Cynthia M. Thompson                  Regional Vice President          None

       4 Franklin Way

       Ladera Ranch, CA 92694



L      James P. Toomey                      Vice President                   None



I      Christopher E. Trede                 Vice President                   None



       George F. Truesdail                  Senior Vice President            None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                 Vice President                   None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                       Regional Vice President          None

       39 Old Course Drive

       Newport Beach, CA 92660



       Gerald J. Voss                       Regional Vice President          None

       The Pines at Four Hills

       3900 S. Southeastern Ave., #304

       Sioux Falls, SD 57103



       Thomas E. Warren                     Vice President                   None

       7347 Turnstone Road

       Sarasota, FL  34242



L      J. Kelly Webb                        Senior Vice President,           None

                                            Treasurer and Controller



       Gregory J. Weimer                    Vice President                   None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                     Director                         None



SF     Gregory W. Wendt                     Director                         None



       George J. Wenzel                     Regional Vice President          None

       251 Barden Road

       Bloomfield Hills, MI 48304



H      J. D. Wiedmaier                      Assistant Vice President         None



SF     N. Dexter Williams, Jr.              Senior Vice President            None



       Timothy J. Wilson                    Vice President                   None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                    Vice President                   None



H      Marshall D. Wingo                    Director, Senior Vice            None
                                            President



L      Robert L. Winston                    Director, Senior Vice            None
                                            President



       William R. Yost                      Senior Vice President            None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young                    Regional Vice President          None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                      Regional Vice President          None

       2178 Piper Lane

       Tustin, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 None


                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco, and State of California on the 10th day of May, 2002.

      THE INCOME FUND OF AMERICA, INC.
      By /s/ Patrick F. Quan
       Patrick F. Quan, Secretary

ATTEST:
/s/ Melem Eday
Melem Eday

 Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on May 10, 2002 by the following persons in the capacities indicated.

         Signature                                            Title



(1)      Principal Executive Officer:

         /s/ Janet A. McKinley

         (Janet A. McKinley)                                  Chairman of the Board

(2)      Principal Financial Officer
         and Principal Accounting Officer:

         /s/ Dayna G. Yamabe.

         (Dayna G. Yamabe)                                    Treasurer

(3)      Directors:

         Robert A. Fox*                                       Director

         Leonade D. Jones*                                    Director

         /s/ Darcy B. Kopcho

         Darcy B. Kopcho                                      President and Director

         John G. McDonald*                                    Director

         James K. Peterson *                                  Director

         Henry E. Riggs*                                      Director

         Patricia K. Woolf*                                   Director



*By      /s/ Patrick F. Quan

         Patrick F. Quan, Attorney-in-Fact


 Counsel reports that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).
      /s/ Kristine M. Nishiyama
      Kristine M. Nishiyama, Counsel